Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 19.1%
Consumer, Non-cyclical - 5.5%
Johnson & Johnson	4,061	$663,405
AbbVie, Inc.	4,068	545,966
Bristol-Myers Squibb Co.	7,631	542,488
CVS Health Corp.	5,512	525,680
Amgen, Inc.	2,085	469,959
Gilead Sciences, Inc.	7,531	464,588
Merck & Company, Inc.	5,200	447,824
Philip Morris International, Inc.	5,182	430,158
Quest Diagnostics, Inc.	3,256	399,479
Hologic, Inc.*	6,086	392,669
Regeneron Pharmaceuticals, Inc.*	544	374,745
Pfizer, Inc.	8,433	369,028
Campbell Soup Co.	7,810	368,007
Tyson Foods, Inc. — Class A	5,482	361,428
Avery Dennison Corp.	2,071	336,952
Conagra Brands, Inc.	9,645	314,716
Altria Group, Inc.	7,418	299,539
Colgate-Palmolive Co.	4,181	293,715
UnitedHealth Group, Inc.	506	255,550
Henry Schein, Inc.*	3,825	251,570
Mondelez International, Inc. — Class A	4,449	243,939
United Rentals, Inc.*	758	204,751
Eli Lilly & Co.	609	196,920
Global Payments, Inc.	1,655	178,823
HCA Healthcare, Inc.	896	164,676
Vertex Pharmaceuticals, Inc.*	554	160,405
FleetCor Technologies, Inc.*	867	152,739
Organon & Co.	5,351	125,213
DaVita, Inc.*	1,467	121,424
PepsiCo, Inc.	691	112,813
Procter & Gamble Co.	864	109,080
Laboratory Corporation of America Holdings	518	106,091
Abbott Laboratories	761	73,634
PayPal Holdings, Inc.*	853	73,418
Thermo Fisher Scientific, Inc.	143	72,528
Total Consumer, Non-cyclical		10,203,920
Technology - 5.3%
Apple, Inc.	16,608	2,295,226
Microsoft Corp.	7,789	1,814,058
Texas Instruments, Inc.	2,776	429,669
Analog Devices, Inc.	2,468	343,891
NetApp, Inc.	5,446	336,835
Skyworks Solutions, Inc.	3,394	289,406
NXP Semiconductor N.V.	1,905	281,007
Intel Corp.	10,850	279,605
Akamai Technologies, Inc.*	3,423	274,935
Hewlett Packard Enterprise Co.	22,357	267,837
Microchip Technology, Inc.	4,154	253,519
QUALCOMM, Inc.	2,234	252,397
Fidelity National Information Services, Inc.	3,231	244,167
Seagate Technology Holdings plc	4,341	231,071
Cognizant Technology Solutions Corp. — Class A	3,739	214,768
Broadcom, Inc.	471	209,129
HP, Inc.	8,303	206,911
Fiserv, Inc.*	2,139	200,146
Applied Materials, Inc.	2,379	194,911
Qorvo, Inc.*	2,213	175,734
KLA Corp.	568	171,894
Lam Research Corp.	464	169,824
Micron Technology, Inc.	3,339	167,284
Western Digital Corp.*	5,038	163,987
International Business Machines Corp.	1,295	153,859
NVIDIA Corp.	1,243	150,888
Total Technology		9,772,958
Communications - 2.5%
Alphabet, Inc. — Class C*	14,198	1,365,138
Amazon.com, Inc.*	8,517	962,421
Meta Platforms, Inc. — Class A*	4,344	589,394
Cisco Systems, Inc.	12,796	511,840
CDW Corp.	2,236	348,995
VeriSign, Inc.*	1,822	316,481
Corning, Inc.	9,409	273,049
F5, Inc.*	1,436	207,832
Netflix, Inc.*	536	126,196
Total Communications		4,701,346
Energy - 1.5%
Chevron Corp.	4,414	634,159
Exxon Mobil Corp.	6,846	597,724
Kinder Morgan, Inc.	24,333	404,901
Marathon Petroleum Corp.	3,798	377,255
Valero Energy Corp.	3,235	345,660
Williams Companies, Inc.	6,370	182,373
Occidental Petroleum Corp.	2,339	143,732
ONEOK, Inc.	1,968	100,841
Total Energy		2,786,645
Consumer, Cyclical - 1.2%
Home Depot, Inc.	2,484	685,435
Tesla, Inc.*	1,550	411,137
Lowe's Companies, Inc.	2,012	377,874
McDonald's Corp.	1,501	346,341
Bath & Body Works, Inc.	4,766	155,371
Starbucks Corp.	1,819	153,269
Total Consumer, Cyclical		2,129,427
Industrial - 1.1%
Parker-Hannifin Corp.	1,470	356,196
Huntington Ingalls Industries, Inc.	1,376	304,784
Snap-on, Inc.	1,502	302,428
Sealed Air Corp.	6,771	301,377
Packaging Corporation of America	2,506	281,399
Westrock Co.	8,867	273,901
Masco Corp.	3,600	168,084
Keysight Technologies, Inc.*	717	112,827
Total Industrial		2,100,996
Financial - 1.0%
Everest Re Group Ltd.	1,367	358,756
Raymond James Financial, Inc.	2,894	285,985
Loews Corp.	5,554	276,811
Visa, Inc. — Class A	1,539	273,404
Berkshire Hathaway, Inc. — Class B*	888	237,114
Regions Financial Corp.	10,748	215,712

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 19.1% (continued)
Financial - 1.0% (continued)
Mastercard, Inc. — Class A	612	$174,016
JPMorgan Chase & Co.	1,030	107,635
Total Financial		1,929,433
Basic Materials - 0.6%
LyondellBasell Industries N.V. — Class A	4,674	351,859
Dow, Inc.	7,606	334,131
Eastman Chemical Co.	4,075	289,529
Nucor Corp.	1,759	188,195
Total Basic Materials		1,163,714
Utilities - 0.4%
American Electric Power Company, Inc.	3,905	337,587
FirstEnergy Corp.	7,317	270,729
PPL Corp.	6,022	152,658
Total Utilities		760,974
Total Common Stocks
(Cost $39,388,413)		35,549,413

MUTUAL FUNDS† - 81.1%
Guggenheim Strategy Fund III[1]	2,289,555	54,995,110
Guggenheim Variable Insurance Strategy Fund III[1]	2,269,539	54,491,620
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,662,642	25,534,733
Guggenheim Strategy Fund II1	680,945	16,322,241
Total Mutual Funds
(Cost $157,074,732)		151,343,704

MONEY MARKET FUND† - 1.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[2]	1,946,602	1,946,602
Total Money Market Fund
(Cost $1,946,602)		1,946,602
Total Investments - 101.2%
(Cost $198,409,747)		$188,839,719
Other Assets & Liabilities, net - (1.2)%		(2,315,717)
Total Net Assets - 100.0%		$186,524,002

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	22	Dec 2022	$3,956,975	$(586,053)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Total Return Index	Pay	3.16% (Federal Funds Rate + 0.08%)	At Maturity	12/28/22	19,992	$151,989,780	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,549,413	$—		$—	$35,549,413
Mutual Funds	151,343,704	—		—	151,343,704
Money Market Fund	1,946,602	—		—	1,946,602
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$188,839,719	$—		$—	$188,839,719

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$586,053	$—		$—	$586,053

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$16,780,495	$26,625,546	$(26,500,000)	$(390,779)	$(193,021)	$16,322,241	680,945	$273,377
Guggenheim Strategy Fund III	81,097,553	1,129,638	(24,363,975)	(408,612)	(2,459,494)	54,995,110	2,289,555	1,123,878
Guggenheim Ultra Short Duration Fund — Institutional Class	54,253,430	397,515	(28,084,988)	17,882	(1,049,106)	25,534,733	2,662,642	394,498
Guggenheim Variable Insurance Strategy Fund III	67,541,303	967,895	(11,605,006)	(289,994)	(2,122,578)	54,491,620	2,269,539	961,443
	$219,672,781	$29,120,594	$(90,553,969)	$(1,071,503)	$(5,824,199)	$151,343,704		$2,753,196

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 93.7%
Consumer, Non-cyclical - 21.1%
Johnson & Johnson	30,481	$4,979,376
Humana, Inc.	9,178	4,453,074
Tyson Foods, Inc. — Class A	57,068	3,762,493
Quest Diagnostics, Inc.	23,274	2,855,487
Medtronic plc	33,173	2,678,720
Ingredion, Inc.	31,921	2,570,279
Merck & Company, Inc.	29,200	2,514,704
J M Smucker Co.	17,762	2,440,677
McKesson Corp.	6,681	2,270,672
Archer-Daniels-Midland Co.	25,255	2,031,765
Bunge Ltd.	24,190	1,997,368
Henry Schein, Inc.*	29,932	1,968,627
Amgen, Inc.	6,861	1,546,469
Pfizer, Inc.	29,771	1,302,779
HCA Healthcare, Inc.	6,743	1,239,296
Bristol-Myers Squibb Co.	16,678	1,185,639
Encompass Health Corp.	25,501	1,153,410
Total Consumer, Non-cyclical		40,950,835
Financial - 16.0%
Berkshire Hathaway, Inc. — Class B*	18,930	5,054,689
JPMorgan Chase & Co.	47,139	4,926,026
Bank of America Corp.	133,261	4,024,482
Wells Fargo & Co.	62,015	2,494,243
Charles Schwab Corp.	34,239	2,460,757
Voya Financial, Inc.	27,419	1,658,849
Goldman Sachs Group, Inc.	5,570	1,632,289
Mastercard, Inc. — Class A	5,096	1,448,996
BOK Financial Corp.	13,286	1,180,594
Medical Properties Trust, Inc. REIT	87,952	1,043,111
KeyCorp	64,668	1,035,981
American Tower Corp. — Class A REIT	4,618	991,485
STAG Industrial, Inc. REIT	34,679	985,924
T. Rowe Price Group, Inc.	8,571	900,041
Park Hotels & Resorts, Inc. REIT	64,125	722,047
Gaming and Leisure Properties, Inc. REIT	12,532	554,416
Total Financial		31,113,930
Energy - 9.9%
Chevron Corp.	34,320	4,930,754
ConocoPhillips	35,652	3,648,626
Coterra Energy, Inc. — Class A	91,049	2,378,200
Pioneer Natural Resources Co.	9,045	1,958,514
Diamondback Energy, Inc.	13,241	1,595,011
Kinder Morgan, Inc.	95,042	1,581,499
Marathon Oil Corp.	69,368	1,566,329
Equities Corp.	26,222	1,068,547
Patterson-UTI Energy, Inc.	32,374	378,128
Total Energy		19,105,608
Utilities - 9.8%
OGE Energy Corp.	102,359	3,732,009
Edison International	42,789	2,421,002
Exelon Corp.	61,531	2,304,951
Pinnacle West Capital Corp.	34,050	2,196,565
Constellation Energy Corp.	25,525	2,123,425
Duke Energy Corp.	19,722	1,834,540
Black Hills Corp.	26,749	1,811,710
NiSource, Inc.	65,351	1,646,192
PPL Corp.	33,862	858,402
Total Utilities		18,928,796
Communications - 8.7%
Alphabet, Inc. — Class A*	41,560	3,975,214
Verizon Communications, Inc.	94,596	3,591,810
T-Mobile US, Inc.*	15,182	2,036,969
Comcast Corp. — Class A	66,547	1,951,824
Cisco Systems, Inc.	46,985	1,879,400
Fox Corp. — Class B	51,667	1,472,509
Juniper Networks, Inc.	43,590	1,138,571
Walt Disney Co.*	8,284	781,430
Total Communications		16,827,727
Consumer, Cyclical - 7.5%
Walmart, Inc.	23,914	3,101,646
DR Horton, Inc.	32,298	2,175,270
PACCAR, Inc.	20,253	1,694,974
Delta Air Lines, Inc.*	57,154	1,603,741
Whirlpool Corp.	11,825	1,594,128
Southwest Airlines Co.*	47,188	1,455,278
Home Depot, Inc.	4,980	1,374,181
Ralph Lauren Corp. — Class A	11,569	982,555
PVH Corp.	14,248	638,311
Total Consumer, Cyclical		14,620,084
Industrial - 7.4%
Curtiss-Wright Corp.	20,865	2,903,574
Johnson Controls International plc	46,562	2,291,781
L3Harris Technologies, Inc.	10,969	2,279,687
Knight-Swift Transportation Holdings, Inc.	46,371	2,268,933
Valmont Industries, Inc.	7,628	2,049,033
FedEx Corp.	10,893	1,617,284
Advanced Energy Industries, Inc.	12,693	982,565
Total Industrial		14,392,857
Technology - 7.4%
Micron Technology, Inc.	69,952	3,504,595
Leidos Holdings, Inc.	23,089	2,019,595
KLA Corp.	6,419	1,942,582
Microsoft Corp.	8,150	1,898,135
Teradyne, Inc.	22,246	1,671,787
Fiserv, Inc.*	17,379	1,626,153
Amdocs Ltd.	15,609	1,240,135
MACOM Technology Solutions Holdings, Inc.*	9,152	473,982
Total Technology		14,376,964
Basic Materials - 5.9%
Westlake Corp.	30,967	2,690,413
Huntsman Corp.	105,501	2,588,995
Reliance Steel & Aluminum Co.	10,519	1,834,619
Nucor Corp.	14,162	1,515,192
Freeport-McMoRan, Inc.	52,034	1,422,089
International Flavors & Fragrances, Inc.	6,793	617,008
Dow, Inc.	9,877	433,897

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 93.7% (continued)
Basic Materials - 5.9% (continued)
DuPont de Nemours, Inc.	8,550	$430,920
Total Basic Materials		11,533,133
Total Common Stocks
(Cost $161,408,280)		181,849,934

EXCHANGE-TRADED FUNDS† - 3.0%
iShares Russell 1000 Value ETF	42,314	5,754,281
Total Exchange-Traded Funds
(Cost $6,435,561)		5,754,281

MONEY MARKET FUND† - 3.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[1]	7,489,368	7,489,368
Total Money Market Fund
(Cost $7,489,368)		7,489,368
Total Investments - 100.6%
(Cost $175,333,209)		$195,093,583
Other Assets & Liabilities, net - (0.6)%		(1,091,435)
Total Net Assets - 100.0%		$194,002,148

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$181,849,934	$—	$—	$181,849,934
Exchange-Traded Funds	5,754,281	—	—	5,754,281
Money Market Fund	7,489,368	—	—	7,489,368
Total Assets	$195,093,583	$—	$—	$195,093,583

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 96.8%
Consumer, Non-cyclical - 16.4%
Johnson & Johnson	11,200	$1,829,632
Merck & Company, Inc.	16,198	1,394,972
Amgen, Inc.	5,100	1,149,540
Gilead Sciences, Inc.	16,700	1,030,223
AbbVie, Inc.	7,608	1,021,070
Kellogg Co.	13,890	967,578
J M Smucker Co.	6,700	920,647
Colgate-Palmolive Co.	12,669	889,997
Automatic Data Processing, Inc.	3,900	882,141
Becton Dickinson and Co.	3,900	869,037
Takeda Pharmaceutical Company Ltd.††	33,000	856,949
Imperial Brands plc††	40,200	826,539
Novartis AG††	10,700	815,876
Transurban Group††	94,500	746,332
AmerisourceBergen Corp. — Class A	5,100	690,183
Philip Morris International, Inc.	5,651	469,090
Booz Allen Hamilton Holding Corp.	4,700	434,045
UnitedHealth Group, Inc.	773	390,396
Abbott Laboratories	2,900	280,604
Dai Nippon Printing Company Ltd.††	11,900	238,411
General Mills, Inc.	3,000	229,830
PepsiCo, Inc.	1,200	195,912
Total Consumer, Non-cyclical		17,129,004
Technology - 14.9%
Microsoft Corp.	13,588	3,164,645
Apple, Inc.	22,687	3,135,343
Texas Instruments, Inc.	7,100	1,098,938
Broadcom, Inc.	2,264	1,005,239
International Business Machines Corp.	8,324	988,975
Intel Corp.	32,867	846,982
Analog Devices, Inc.	5,200	724,568
Broadridge Financial Solutions, Inc.	4,981	718,858
Paychex, Inc.	6,200	695,702
Dell Technologies, Inc. — Class C	19,900	679,983
Seagate Technology Holdings plc	11,700	622,791
Hewlett Packard Enterprise Co.	51,800	620,564
Ricoh Company Ltd.††	70,800	518,419
Seiko Epson Corp.††	24,700	337,270
Oracle Corp.	3,200	195,424
Jack Henry & Associates, Inc.	900	164,043
Total Technology		15,517,744
Consumer, Cyclical - 13.2%
Home Depot, Inc.	5,081	1,402,051
McDonald's Corp.	5,133	1,184,388
Lowe's Companies, Inc.	6,300	1,183,203
PACCAR, Inc.	11,400	954,066
Dollar General Corp.	3,600	863,496
Genuine Parts Co.	5,600	836,192
Tesla, Inc.*	3,102	822,805
Daiwa House Industry Company Ltd.††	38,200	776,717
Yum! Brands, Inc.	6,900	733,746
Sumitomo Corp.††	57,300	707,916
Hasbro, Inc.	8,700	586,554
Iida Group Holdings Company Ltd.††	38,200	517,096
Aisin Corp.††	19,700	507,080
O'Reilly Automotive, Inc.*	700	492,345
Whirlpool Corp.	3,586	483,429
Sharp Corp.††	80,600	480,610
Newell Brands, Inc.	26,600	369,474
TJX Companies, Inc.	4,700	291,964
Cummins, Inc.	1,100	223,861
Lululemon Athletica, Inc.*	700	195,692
Sumitomo Electric Industries Ltd.††	18,800	190,851
Total Consumer, Cyclical		13,803,536
Financial - 12.7%
Principal Financial Group, Inc.	13,300	959,595
Cboe Global Markets, Inc.	7,812	916,894
Australia & New Zealand Banking Group Ltd.††	59,900	876,895
Prudential Financial, Inc.	9,900	849,222
AvalonBay Communities, Inc. REIT	4,571	841,932
Truist Financial Corp.	18,800	818,552
National Australia Bank Ltd.††	44,000	814,719
Travelers Companies, Inc.	5,100	781,320
MetLife, Inc.	12,600	765,828
Aon plc — Class A	2,400	642,888
Willis Towers Watson plc	3,100	622,914
Chubb Ltd.	3,034	551,824
Gaming and Leisure Properties, Inc. REIT	9,500	420,280
Annaly Capital Management, Inc. REIT	24,051	412,711
Erie Indemnity Co. — Class A	1,700	377,927
Dexus REIT††	75,800	377,085
American International Group, Inc.	6,400	303,872
Western Union Co.	20,000	270,000
Globe Life, Inc.	2,700	269,190
Aflac, Inc.	4,700	264,140
Westpac Banking Corp.††	19,800	261,963
Marsh & McLennan Companies, Inc.	1,700	253,793
SEI Investments Co.	4,600	225,630
GPT Group REIT††	73,800	181,641
PNC Financial Services Group, Inc.	1,200	179,304
Total Financial		13,240,119
Industrial - 11.4%
Northrop Grumman Corp.	2,319	1,090,672
Lockheed Martin Corp.	2,568	991,993
Waste Connections, Inc.	6,500	878,345
General Dynamics Corp.	4,000	848,680
United Parcel Service, Inc. — Class B	4,800	775,392
3M Co.	6,590	728,195
Packaging Corporation of America	6,400	718,656
Amcor plc	64,900	696,377
Nippon Yusen K.K.††	33,900	575,422
Aurizon Holdings Ltd.††	258,300	571,290
L3Harris Technologies, Inc.	2,500	519,575
Snap-on, Inc.	2,400	483,240
Waste Management, Inc.	3,000	480,630
SITC International Holdings Company Ltd.††	235,300	431,545
Nordson Corp.	2,000	424,540
Mitsui OSK Lines Ltd.††	23,100	413,325
Republic Services, Inc. — Class A	3,000	408,120
AP Moller - Maersk A/S — Class B††	200	363,444
Illinois Tool Works, Inc.	1,600	289,040
Arrow Electronics, Inc.*	2,400	221,256
Total Industrial		11,909,737

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 96.8% (continued)
Energy - 9.0%
Shell plc††	48,000	$1,190,710
Equinor ASA††	28,800	949,896
Enbridge, Inc.	25,296	938,368
TotalEnergies SE††	18,800	882,043
Suncor Energy, Inc.	29,000	817,014
Eni SpA††	73,700	783,378
Imperial Oil Ltd.	16,400	710,394
ENEOS Holdings, Inc.††	190,300	613,755
Parkland Corp.	23,500	503,781
Keyera Corp.	23,700	488,157
Galp Energia SGPS S.A. — Class B††	49,400	475,323
Idemitsu Kosan Company Ltd.††	21,700	471,618
Aker BP ASA††	9,900	284,207
Repsol S.A.††	20,500	235,563
Total Energy		9,344,207
Communications - 7.2%
Alphabet, Inc. — Class C*	18,971	1,824,062
Amazon.com, Inc.*	13,480	1,523,240
Verizon Communications, Inc.	27,580	1,047,212
Motorola Solutions, Inc.	2,700	604,719
Comcast Corp. — Class A	19,300	566,069
Liberty Global plc — Class C*	28,100	463,650
Cisco Systems, Inc.	11,100	444,000
NortonLifeLock, Inc.	18,900	380,646
FactSet Research Systems, Inc.	700	280,077
Omnicom Group, Inc.	3,500	220,815
Meta Platforms, Inc. — Class A*	1,200	162,816
Total Communications		7,517,306
Utilities - 6.9%
EDP - Energias de Portugal S.A.††	176,700	766,923
SSE plc††	44,900	758,057
Emera, Inc.	18,300	740,742
Fortis, Inc.	18,300	695,547
National Grid plc††	63,300	651,583
Kansai Electric Power Company, Inc.*,††	68,700	574,776
Chubu Electric Power Company, Inc.††	62,900	565,704
Canadian Utilities Ltd. — Class A	18,800	489,212
Southern Co.	6,790	461,720
Duke Energy Corp.	3,800	353,476
AltaGas Ltd.	14,200	272,017
Red Electrica Corporation S.A.††	17,300	265,493
Exelon Corp.	6,400	239,744
Hydro One Ltd.[1]	9,500	232,416
Enagas S.A.††	12,100	187,306
Total Utilities		7,254,716
Basic Materials - 5.1%
Air Products and Chemicals, Inc.	3,822	889,494
Rio Tinto plc††	15,900	860,336
LyondellBasell Industries N.V. — Class A	8,700	654,936
South32 Ltd.††	273,300	648,812
International Paper Co.	20,400	646,680
Fortescue Metals Group Ltd.††	59,200	635,555
Eastman Chemical Co.	7,400	525,770
JFE Holdings, Inc.††	53,500	496,777
Total Basic Materials		5,358,360
Total Common Stocks
(Cost $112,732,321)		101,074,729

EXCHANGE-TRADED FUNDS† - 1.3%
iShares MSCI EAFE ETF	12,309	689,427
SPDR S&P 500 ETF Trust	1,912	682,928
Total Exchange-Traded Funds
(Cost $1,455,322)		1,372,355

MONEY MARKET FUND† - 0.3%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 2.49%[2]	352,568	352,568
Total Money Market Fund
(Cost $352,568)		352,568
Total Investments - 98.4%
(Cost $114,540,211)		$102,799,652
Other Assets & Liabilities, net - 1.6%		1,664,146
Total Net Assets - 100.0%		$104,463,798

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	83	Dec 2022	$6,010,030	$256,705
Australian Dollar Futures Contracts	80	Dec 2022	5,123,200	199,689
British Pound Futures Contracts	63	Dec 2022	4,400,550	151,407
Japanese Yen Futures Contracts	105	Dec 2022	9,142,875	80,136
Euro FX Futures Contracts	15	Dec 2022	1,847,719	(14,195)
			$26,524,374	$673,742

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $232,416 (cost $257,586), or 0.2% of total net assets.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,389,519	$24,685,210	$—	$101,074,729
Exchange-Traded Funds	1,372,355	—	—	1,372,355
Money Market Fund	352,568	—	—	352,568
Currency Futures Contracts**	687,937	—	—	687,937
Total Assets	$78,802,379	$24,685,210	$—	$103,487,589

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$14,195	$—	$—	$14,195

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 0.5%
Financial - 0.5%
KKR Acquisition Holdings I Corp. — Class A*,1	33,829	$332,877
RXR Acquisition Corp. — Class A*,1	7,752	76,280
TPG Pace Beneficial II Corp.*,1	6,675	65,281
MSD Acquisition Corp. — Class A*,1	4,876	48,272
AfterNext HealthTech Acquisition Corp. — Class A*,1	4,100	40,057
Conyers Park III Acquisition Corp. — Class A*,1	3,800	36,936
Waverley Capital Acquisition Corp. 1 — Class A*,††,1	3,000	29,310
Colicity, Inc. — Class A*,1	2,716	26,725
Acropolis Infrastructure Acquisition Corp. — Class A*,1	2,700	26,204
Blue Whale Acquisition Corp. I — Class A*,1	2,200	21,318
Pershing Square Tontine Holdings Ltd. — Class A Escrow*,†††,1	76,590	8
Total Financial		703,268
Communications - 0.0%
Figs, Inc. — Class A*,2	1,346	11,104
Vacasa, Inc. — Class A*	3,356	10,303
Total Communications		21,407
Total Common Stocks
(Cost $763,075)		724,675

PREFERRED STOCKS†† - 5.2%
Financial - 5.2%
Equitable Holdings, Inc.
4.95% due 12/31/70*	550,000	515,625
4.30%	12,000	201,000
Wells Fargo & Co.
3.90% due 12/31/70*	450,000	380,531
4.70%	16,000	296,480
Bank of America Corp.
4.13%	16,000	275,520
4.38%	12,000	219,360
6.13% due 12/31/70*	100,000	94,500
4.38% due 12/31/70*	100,000	80,250
Citigroup, Inc.
3.88% due 12/31/70*	600,000	494,778
4.00% due 12/31/70*	200,000	168,500
Markel Corp.
6.00% due 12/31/70*	660,000	640,584
First Republic Bank
4.25%	24,000	427,920
4.13%	6,000	103,200
4.50%	2,000	37,060
Bank of New York Mellon Corp.
3.75% due 12/31/70*	400,000	309,000
4.70% due 12/31/70*	140,000	134,050
Charles Schwab Corp.
4.00% due 12/31/70*	500,000	367,291
JPMorgan Chase & Co.
3.65%*,3	250,000	202,453
4.63%	8,000	155,840
MetLife, Inc.
3.85% due 12/31/70*	400,000	357,838
Public Storage
4.63%	12,755	257,013
4.13%	2,323	42,395
W R Berkley Corp.
4.13% due 03/30/61	11,288	197,540
4.25% due 09/30/60	1,845	31,347
Arch Capital Group Ltd.
4.55%	10,000	187,600
American Financial Group, Inc.
4.50% due 09/15/60	8,968	177,477
RenaissanceRe Holdings Ltd.
4.20%	8,000	141,120
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	117,720
Goldman Sachs Group, Inc.
3.80%*,3	150,000	116,226
Kuvare US Holdings, Inc.
7.00% due 02/17/51*,4	100,000	100,750
Assurant, Inc.
5.25% due 01/15/61	4,000	85,120
Selective Insurance Group, Inc.
4.60%	4,000	69,880
Total Financial		6,985,968
Total Preferred Stocks
(Cost $8,726,188)		6,985,968

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	8,457	1,016
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	684	492
AfterNext HealthTech Acquisition Corp.
Expiring 07/09/23*,1	1,366	218
Conyers Park III Acquisition Corp.
Expiring 08/12/28*	1,266	181
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	900	90
MSD Acquisition Corp.
Expiring 05/13/23*,1	974	83
Blue Whale Acquisition Corp.
Expiring 07/09/23*,1	550	82
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	1,000	45
RXR Acquisition Corp.
Expiring 03/08/26*,1	1,547	39
Colicity, Inc.
Expiring 12/31/27*,1	542	26
Pershing Square Tontine Holdings Ltd.
Expiring 07/24/25*,†††,1	8,510	—	*
Total Warrants
(Cost $17,142)		2,272

MUTUAL FUNDS† - 4.3%
Guggenheim Total Return Bond Fund — R6-Class[5]	250,478	5,801,077
Total Mutual Funds
(Cost $6,660,151)		5,801,077

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
MONEY MARKET FUNDS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[6]	1,127,642	$1,127,642
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.15%[6]	10,607	10,607
Total Money Market Funds
(Cost $1,138,249)		1,138,249

	Face Amount~
CORPORATE BONDS†† - 39.4%
Financial - 16.0%
Pershing Square Holdings Ltd.
3.25% due 11/15/30[4]	1,000,000	771,960
3.25% due 10/01/31	1,000,000	748,630
Wells Fargo & Co.
3.07% due 04/30/41[3]	1,100,000	754,981
Reliance Standard Life Global Funding II
2.75% due 05/07/25[4]	800,000	746,461
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[4]	950,000	706,744
Bank of America Corp.
2.59% due 04/29/31[3]	890,000	705,824
JPMorgan Chase & Co.
5.72% due 09/14/33[3]	300,000	283,693
2.96% due 05/13/31[3]	230,000	182,182
4.49% due 03/24/31[3]	200,000	181,929
Reinsurance Group of America, Inc.
3.15% due 06/15/30	750,000	624,604
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	700,000	439,419
3.95% due 05/15/60[4]	280,000	176,857
Wilton RE Ltd.
6.00% [3,4,7]	700,000	609,371
Macquarie Bank Ltd.
3.05% due 03/03/36[3,4]	450,000	329,492
3.62% due 06/03/30[4]	290,000	234,712
GLP Capital Limited Partnership / GLP Financing II, Inc.
5.30% due 01/15/29	300,000	273,437
4.00% due 01/15/31	290,000	237,051
Arch Capital Group Ltd.
3.64% due 06/30/50	700,000	476,544
Citigroup, Inc.
2.57% due 06/03/31[3]	590,000	464,046
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	450,000	363,379
5.63% due 08/16/32[4]	100,000	92,203
Nippon Life Insurance Co.
2.75% due 01/21/51[3,4]	350,000	272,752
2.90% due 09/16/51[3,4]	200,000	154,608
Deloitte LLP
3.56% due 05/07/30†††	500,000	426,463
Fidelity National Financial, Inc.
3.40% due 06/15/30	300,000	244,561
2.45% due 03/15/31	230,000	170,552
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	346,902
2.90% due 12/15/31	50,000	36,696
Iron Mountain, Inc.
4.50% due 02/15/31[4]	249,000	192,522
5.63% due 07/15/32[4]	125,000	100,000
5.25% due 07/15/30[4]	101,000	83,574
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	201,865
3.25% due 07/15/27	200,000	164,729
Maple Grove Funding Trust I
4.16% due 08/15/51[4]	500,000	338,604
Macquarie Group Ltd.
2.87% due 01/14/33[3,4]	250,000	187,860
2.69% due 06/23/32[3,4]	200,000	150,611
Safehold Operating Partnership, LP
2.85% due 01/15/32	271,000	201,753
2.80% due 06/15/31	180,000	135,268
Ares Finance Company II LLC
3.25% due 06/15/30[4]	410,000	335,195
Global Atlantic Finance Co.
4.70% due 10/15/51[3,4]	250,000	188,068
3.13% due 06/15/31[4]	200,000	146,463
Crown Castle, Inc.
3.30% due 07/01/30	201,000	168,304
2.90% due 04/01/41	250,000	162,312
United Wholesale Mortgage LLC
5.50% due 04/15/29[4]	300,000	228,000
5.50% due 11/15/25[4]	100,000	87,228
National Australia Bank Ltd.
2.99% due 05/21/31[4]	400,000	307,760
Standard Chartered plc
4.64% due 04/01/31[3,4]	350,000	305,731
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[4]	410,000	301,160
First American Financial Corp.
4.00% due 05/15/30	360,000	300,160
LPL Holdings, Inc.
4.00% due 03/15/29[4]	300,000	257,304
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[4]	350,000	253,699
SBA Communications Corp.
3.13% due 02/01/29	250,000	201,068
3.88% due 02/15/27	50,000	44,345
Belrose Funding Trust
2.33% due 08/15/30[4]	320,000	241,321
ABN AMRO Bank N.V.
2.47% due 12/13/29[3,4]	300,000	237,801
UBS Group AG
2.10% due 02/11/32[3,4]	300,000	218,030
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	176,650
4.70% due 09/20/47	50,000	39,741
Jefferies Group LLC
2.75% due 10/15/32	300,000	213,733
Corebridge Financial, Inc.
4.35% due 04/05/42[4]	150,000	115,404
6.88% due 12/15/52[3,4]	100,000	91,446

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Financial - 16.0% (continued)
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[4]	290,000	$199,066
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	192,696
Kennedy-Wilson, Inc.
4.75% due 03/01/29	150,000	114,480
4.75% due 02/01/30	100,000	74,170
Everest Reinsurance Holdings, Inc.
3.50% due 10/15/50	280,000	185,098
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	250,000	184,375
Assurant, Inc.
2.65% due 01/15/32	250,000	184,135
Societe Generale S.A.
2.89% due 06/09/32[3,4]	250,000	182,625
Westpac Banking Corp.
3.02% due 11/18/36[3]	150,000	109,738
2.96% due 11/16/40	100,000	63,841
Trustage Financial Group, Inc.
4.63% due 04/15/32[4]	200,000	172,668
Intercontinental Exchange, Inc.
2.65% due 09/15/40	250,000	168,337
Primerica, Inc.
2.80% due 11/19/31	200,000	157,039
NFP Corp.
6.88% due 08/15/28[4]	200,000	156,000
AmFam Holdings, Inc.
2.81% due 03/11/31[4]	200,000	155,280
Hunt Companies, Inc.
5.25% due 04/15/29[4]	200,000	153,146
Americo Life, Inc.
3.45% due 04/15/31[4]	200,000	150,151
Assured Guaranty US Holdings, Inc.
3.15% due 06/15/31	90,000	72,809
3.60% due 09/15/51	100,000	65,250
Kemper Corp.
2.40% due 09/30/30	170,000	130,290
Lincoln National Corp.
4.38% due 06/15/50	150,000	115,649
Raymond James Financial, Inc.
3.75% due 04/01/51	150,000	105,797
Prudential Financial, Inc.
3.70% due 10/01/50[3]	130,000	102,674
PartnerRe Finance B LLC
4.50% due 10/01/50[3]	110,000	92,273
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63% due 10/15/31	100,000	72,546
Nasdaq, Inc.
3.25% due 04/28/50	110,000	72,149
Apollo Management Holdings, LP
2.65% due 06/05/30[4]	90,000	70,991
Western & Southern Life Insurance Co.
3.75% due 04/28/61[4]	100,000	67,774
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	67,219
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	65,461
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[4]	100,000	64,474
Home Point Capital, Inc.
5.00% due 02/01/26[4]	98,000	61,373
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	46,561
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[4]	35,000	32,464
Brookfield Finance LLC
3.45% due 04/15/50	50,000	31,566
Weyerhaeuser Co.
4.00% due 04/15/30	34,000	30,067
Total Financial		21,403,994
Consumer, Non-cyclical - 5.2%
CoStar Group, Inc.
2.80% due 07/15/30[4]	740,000	584,113
Altria Group, Inc.
3.70% due 02/04/51	550,000	332,025
3.40% due 05/06/30	170,000	137,655
4.45% due 05/06/50	50,000	33,404
Medline Borrower, LP
3.88% due 04/01/29[4]	550,000	440,929
Quanta Services, Inc.
2.90% due 10/01/30	467,000	373,243
BAT Capital Corp.
3.98% due 09/25/50	300,000	183,526
4.70% due 04/02/27	190,000	177,283
Royalty Pharma plc
3.55% due 09/02/50	310,000	193,188
2.20% due 09/02/30	160,000	121,953
Johns Hopkins University
2.81% due 01/01/60	500,000	309,740
Children's Hospital Corp.
2.59% due 02/01/50	500,000	305,337
DaVita, Inc.
3.75% due 02/15/31[4]	303,000	215,888
4.63% due 06/01/30[4]	113,000	87,434
Global Payments, Inc.
2.90% due 05/15/30	210,000	167,396
2.90% due 11/15/31	140,000	107,040
US Foods, Inc.
6.25% due 04/15/25[4]	200,000	196,460
4.75% due 02/15/29[4]	89,000	76,184
Smithfield Foods, Inc.
2.63% due 09/13/31[4]	250,000	183,237
3.00% due 10/15/30[4]	110,000	84,935

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Consumer, Non-cyclical - 5.2% (continued)
Kraft Heinz Foods Co.
4.38% due 06/01/46	180,000	$139,932
4.88% due 10/01/49	75,000	61,814
5.00% due 06/04/42	50,000	43,432
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32[4]	200,000	147,700
4.38% due 02/02/52[4]	100,000	67,026
Becle, SAB de CV
2.50% due 10/14/31[4]	250,000	193,500
TriNet Group, Inc.
3.50% due 03/01/29[4]	200,000	162,900
Kimberly-Clark de Mexico SAB de CV
2.43% due 07/01/31[4]	200,000	159,768
Triton Container International Ltd.
3.15% due 06/15/31[4]	200,000	146,480
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	141,754
California Institute of Technology
3.65% due 09/01/19	225,000	140,529
Central Garden & Pet Co.
4.13% due 04/30/31[4]	100,000	78,625
4.13% due 10/15/30	75,000	59,698
Hologic, Inc.
3.25% due 02/15/29[4]	150,000	122,668
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[4]	150,000	116,024
Universal Health Services, Inc.
2.65% due 10/15/30[4]	150,000	110,975
Nielsen Finance LLC / Nielsen Finance Co.
4.50% due 07/15/29[4]	100,000	99,558
Block, Inc.
2.75% due 06/01/26	100,000	85,946
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[4]	100,000	84,017
Syneos Health, Inc.
3.63% due 01/15/29[4]	100,000	79,628
Service Corporation International
3.38% due 08/15/30	100,000	78,209
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	73,945
GXO Logistics, Inc.
2.65% due 07/15/31	100,000	70,801
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]	87,000	67,099
Tenet Healthcare Corp.
4.63% due 06/15/28[4]	75,000	65,547
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00% due 12/31/26[4]	50,000	43,878
Avantor Funding, Inc.
4.63% due 07/15/28[4]	40,000	35,598
Total Consumer, Non-cyclical		6,988,021
Industrial - 4.3%
Boeing Co.
5.15% due 05/01/30	970,000	897,296
5.71% due 05/01/40	490,000	427,997
5.81% due 05/01/50	490,000	425,806
2.20% due 02/04/26	200,000	177,487
Amsted Industries, Inc.
4.63% due 05/15/30[4]	470,000	389,019
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	372,556
Stadco LA, LLC
3.75% due 05/15/56†††	500,000	354,094
TD SYNNEX Corp.
2.65% due 08/09/31	250,000	186,351
2.38% due 08/09/28	150,000	120,962
Flowserve Corp.
3.50% due 10/01/30	270,000	222,015
2.80% due 01/15/32	100,000	71,584
Cellnex Finance Company S.A.
3.88% due 07/07/41[4]	450,000	281,331
Owens Corning
3.88% due 06/01/30	320,000	279,551
Textron, Inc.
2.45% due 03/15/31	350,000	268,484
Acuity Brands Lighting, Inc.
2.15% due 12/15/30	350,000	259,038
Vontier Corp.
2.95% due 04/01/31	350,000	251,720
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.13% due 08/15/26[4]	250,000	208,158
Standard Industries, Inc.
4.38% due 07/15/30[4]	125,000	95,625
3.38% due 01/15/31[4]	125,000	87,912
Weir Group plc
2.20% due 05/13/26[4]	200,000	168,031
GATX Corp.
4.00% due 06/30/30	140,000	121,307
3.50% due 03/15/28	50,000	44,121
Berry Global, Inc.
1.57% due 01/15/26	50,000	43,591
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	33,173
Graphic Packaging International LLC
3.50% due 03/01/29[4]	11,000	9,049
Total Industrial		5,796,258
Communications - 3.8%
Paramount Global
4.95% due 01/15/31	617,000	544,276
4.95% due 05/19/50	320,000	227,408

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Communications - 3.8% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80% due 04/01/31	625,000	$472,467
2.25% due 01/15/29	100,000	78,297
3.90% due 06/01/52	50,000	30,956
Level 3 Financing, Inc.
3.63% due 01/15/29[4]	330,000	244,329
4.25% due 07/01/28[4]	288,000	224,643
3.75% due 07/15/29[4]	100,000	73,250
British Telecommunications plc
4.88% due 11/23/81[3,4]	350,000	284,537
9.63% due 12/15/30	100,000	115,535
AT&T, Inc.
2.75% due 06/01/31	410,000	328,192
CSC Holdings LLC
4.13% due 12/01/30[4]	200,000	149,440
3.38% due 02/15/31[4]	200,000	141,000
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	300,000	250,505
Virgin Media Secured Finance plc
4.50% due 08/15/30[4]	300,000	234,135
Cable One, Inc.
4.00% due 11/15/30[4]	300,000	233,523
UPC Broadband Finco BV
4.88% due 07/15/31[4]	250,000	194,008
Vodafone Group plc
4.13% due 06/04/81[3]	250,000	173,125
Virgin Media Vendor Financing Notes IV DAC
5.00% due 07/15/28[4]	200,000	161,750
Rogers Communications, Inc.
4.55% due 03/15/52[4]	200,000	159,514
Altice France S.A.
5.13% due 07/15/29[4]	200,000	149,422
Sirius XM Radio, Inc.
4.13% due 07/01/30[4]	180,000	146,311
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[4]	150,000	123,035
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[4]	150,000	122,682
Lamar Media Corp.
3.63% due 01/15/31	100,000	78,651
T-Mobile USA, Inc.
2.88% due 02/15/31	50,000	40,292
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25% due 02/01/31[4]	50,000	38,352
Switch Ltd.
3.75% due 09/15/28[4]	21,000	20,869
Total Communications		5,040,504
Consumer, Cyclical - 3.7%
Marriott International, Inc.
4.63% due 06/15/30	340,000	307,251
3.50% due 10/15/32	330,000	265,393
5.75% due 05/01/25	250,000	252,467
2.85% due 04/15/31	170,000	133,478
2.75% due 10/15/33	100,000	72,590
Warnermedia Holdings, Inc.
4.28% due 03/15/32[4]	400,000	329,073
5.14% due 03/15/52[4]	200,000	145,364
Hyatt Hotels Corp.
5.63% due 04/23/25	220,000	217,537
5.75% due 04/23/30	190,000	184,175
Delta Air Lines, Inc.
7.00% due 05/01/25[4]	367,000	369,368
Hilton Domestic Operating Company, Inc.
3.75% due 05/01/29[4]	400,000	330,312
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[4]	332,500	325,444
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	299,249
Delta Air Lines Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[4]	300,000	291,197
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[4]	300,000	236,274
3.88% due 01/15/28[4]	55,000	47,862
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[4]	250,000	213,947
Ferguson Finance plc
4.65% due 04/20/32[4]	200,000	176,045
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50	198,000	141,784
United Airlines, Inc.
4.38% due 04/15/26[4]	150,000	133,875
Scotts Miracle-Gro Co.
4.00% due 04/01/31	150,000	105,600
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	100,000	82,750
British Airways Class A Pass Through Trust
2.90% due 03/15/35[4]	99,272	80,672
Allison Transmission, Inc.
3.75% due 01/30/31[4]	100,000	76,659
WMG Acquisition Corp.
3.00% due 02/15/31[4]	75,000	56,937

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 39.4% (continued)
Consumer, Cyclical - 3.7% (continued)
Aramark Services, Inc.
5.00% due 02/01/28[4]	10,000	$8,907
Total Consumer, Cyclical		4,884,210
Energy - 2.4%
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[4]	700,000	511,712
2.94% due 09/30/40[4]	343,914	261,010
BP Capital Markets plc
4.88% [3,7]	880,000	756,800
Sabine Pass Liquefaction LLC
4.50% due 05/15/30	400,000	364,388
Qatar Energy
3.13% due 07/12/41[4]	250,000	182,322
3.30% due 07/12/51[4]	250,000	177,460
ITT Holdings LLC
6.50% due 08/01/29[4]	250,000	193,943
Occidental Petroleum Corp.
4.63% due 06/15/45	200,000	165,528
Magellan Midstream Partners, LP
3.25% due 06/01/30	190,000	161,777
Valero Energy Corp.
2.15% due 09/15/27	140,000	121,030
Midwest Connector Capital Company LLC
4.63% due 04/01/29[4]	110,000	98,148
NuStar Logistics, LP
5.63% due 04/28/27	100,000	87,193
Parkland Corp.
4.63% due 05/01/30[4]	100,000	81,067
DCP Midstream Operating, LP
3.25% due 02/15/32	100,000	79,052
Total Energy		3,241,430
Technology - 1.9%
Broadcom, Inc.
4.93% due 05/15/37[4]	277,000	228,406
2.45% due 02/15/31[4]	300,000	226,092
4.15% due 11/15/30	206,000	178,302
3.19% due 11/15/36[4]	26,000	17,783
NetApp, Inc.
2.70% due 06/22/30	412,000	334,790
Workday, Inc.
3.80% due 04/01/32	350,000	303,794
Citrix Systems, Inc.
1.25% due 03/01/26	250,000	250,000
Qorvo, Inc.
4.38% due 10/15/29	170,000	145,627
3.38% due 04/01/31[4]	100,000	74,915
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	250,000	194,643
Leidos, Inc.
2.30% due 02/15/31	250,000	185,230
Oracle Corp.
3.95% due 03/25/51	250,000	165,801
Boxer Parent Company, Inc.
7.13% due 10/02/25[4]	100,000	98,008
MSCI, Inc.
3.63% due 09/01/30[4]	75,000	61,710
3.88% due 02/15/31[4]	15,000	12,629
Twilio, Inc.
3.63% due 03/15/29	38,000	30,685
Total Technology		2,508,415
Basic Materials - 1.2%
Newcrest Finance Pty Ltd.
3.25% due 05/13/30[4]	460,000	383,314
4.20% due 05/13/50[4]	220,000	157,993
Anglo American Capital plc
5.63% due 04/01/30[4]	200,000	189,219
2.63% due 09/10/30[4]	200,000	153,947
Alcoa Nederland Holding BV
5.50% due 12/15/27[4]	200,000	186,530
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	190,000	165,362
INEOS Quattro Finance 2 plc
3.38% due 01/15/26[4]	150,000	124,875
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	110,938
Reliance Steel & Aluminum Co.
2.15% due 08/15/30	100,000	76,059
Valvoline, Inc.
4.25% due 02/15/30[4]	50,000	47,250
Total Basic Materials		1,595,487
Utilities - 0.9%
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	800,000	626,599
AES Corp.
3.95% due 07/15/30[4]	220,000	188,386
NRG Energy, Inc.
2.45% due 12/02/27[4]	200,000	163,729
Enel Finance International N.V.
2.88% due 07/12/41[4]	200,000	114,100
Clearway Energy Operating LLC
3.75% due 02/15/31[4]	100,000	79,428
Xcel Energy, Inc.
2.35% due 11/15/31	60,000	46,401
Total Utilities		1,218,643
Total Corporate Bonds
(Cost $66,934,851)		52,676,962

ASSET-BACKED SECURITIES†† - 22.2%
Collateralized Loan Obligations - 13.5%
Octagon Investment Partners 49 Ltd.
2021-5A B, 4.06% (3 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/15/33◊,4	1,750,000	1,643,556
BXMT Ltd.
2020-FL2 AS, 4.09% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	1,000,000	966,872

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.2% (continued)
Collateralized Loan Obligations - 13.5% (continued)
2020-FL3 C, 4.95% (30 Day Average SOFR + 2.66%, Rate Floor: 2.55%) due 11/15/37◊,4	250,000	$241,096
Cerberus Loan Funding XXX, LP
2020-3A A, 4.36% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,4	1,000,000	979,139
Woodmont Trust
2020-7A A1A, 4.41% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,4	1,000,000	977,866
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 4.31% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,4	1,000,000	973,843
LCCM Trust
2021-FL3 A, 4.27% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,4	600,000	572,349
2021-FL3 AS, 4.62% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/15/38◊,4	400,000	380,397
LoanCore Issuer Ltd.
2019-CRE2 AS, 4.32% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,4	485,501	481,329
2021-CRE6 C, 5.12% (1 Month USD LIBOR + 2.30%, Rate Floor: 2.30%) due 11/15/38◊,4	500,000	464,487
Palmer Square Loan Funding Ltd.
2022-1A A2, 3.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,4	1,000,000	939,887
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 4.13% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,4	850,000	837,493
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[4,8]	1,000,000	763,305
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 3.81% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,4	750,000	735,433
STWD Ltd.
2019-FL1 B, 4.64% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 07/15/38◊	750,000	725,349
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 4.86% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,4	750,000	712,512
Cerberus Loan Funding XXVI, LP
2021-1A AR, 4.01% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31◊,4	500,000	490,528
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 4.21% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,4	500,000	489,005
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 4.41% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,4	500,000	487,100
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 4.21% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,4	500,000	485,549
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 4.39% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,4	500,000	477,531
KREF
2021-FL2 C, 4.94% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/15/39◊,4	500,000	474,291
HERA Commercial Mortgage Ltd.
2021-FL1 B, 4.59% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,4	500,000	470,656

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.2% (continued)
Collateralized Loan Obligations - 13.5% (continued)
CHCP Ltd.
2021-FL1 C, 5.06% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊	500,000	$468,206
Golub Capital Partners CLO 54M L.P
2021-54A C, 5.48% (3 Month USD LIBOR + 2.65%, Rate Floor: 2.65%) due 08/05/33◊,4	500,000	450,740
Cerberus Loan Funding XXXIII, LP
2021-3A B, 4.36% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 07/23/33◊,4	500,000	448,470
GPMT Ltd.
2019-FL2 B, 4.91% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 02/22/36◊	432,904	428,844
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 4.43% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,4	250,000	246,294
Cerberus Loan Funding XXXVI, LP
2021-6A A, 3.91% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,4	213,931	212,349
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[4,8]	162,950	20,260
Copper River CLO Ltd.
2007-1A INC, due 01/20/21†††,8,9	600,000	252
Total Collateralized Loan Obligations		18,044,988
Transport-Aircraft - 2.0%
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[4]	444,975	367,466
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	427,741	341,111
WAVE LLC
2019-1, 3.60% due 09/15/44[4]	416,299	329,321
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	383,453	318,809
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[4]	381,455	315,803
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[4]	321,052	281,285
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[4]	235,863	200,432
Sprite Ltd.
2021-1, 3.75% due 11/15/46[4]	231,060	195,065
Raspro Trust
2005-1A, 3.64% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,4	196,989	182,661
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	132,630	120,260
Total Transport-Aircraft		2,652,213
Whole Business - 1.8%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[4]	980,000	829,642
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[4]	495,000	460,812
Wingstop Funding LLC
2022-1A, 3.73% due 03/05/52[4]	500,000	419,838
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[4]	493,750	389,373
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[4]	246,250	188,734
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	94,750	91,210
Total Whole Business		2,379,609
Net Lease - 1.8%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	1,105,997	1,030,623
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[4]	250,000	236,900
2020-1, 2.28% due 07/15/60[4]	230,126	201,244
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[4]	499,583	380,895

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 22.2% (continued)
Net Lease - 1.8% (continued)
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[4]	400,000	$312,020
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[4]	248,385	216,438
Total Net Lease		2,378,120
Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding Ltd.
2021-13A A1, 2.88% due 07/27/39[4]	1,000,000	880,602
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[4]	750,000	686,961
Anchorage Credit Funding 3 Ltd.
2021-3A A1R, 2.87% due 01/28/39[4]	500,000	445,974
Total Collateralized Debt Obligations		2,013,537
Financial - 1.1%
Madison Avenue Secured Funding Trust
2021-1, 4.58% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23◊,†††,4	450,000	450,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	430,449	368,352
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[4]	291,989	288,458
Nassau LLC
2019-1, 3.98% due 08/15/34[4]	162,413	154,581
Thunderbird A
5.50% due 03/01/37†††	131,686	131,686
Lightning A
5.50% due 03/01/37†††	127,503	127,503
Total Financial		1,520,580
Single Family Residence - 0.3%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	150,000	136,088
2020-SFR2, 4.00% due 10/19/37[4]	150,000	134,431
2020-SFR2, 3.37% due 10/19/37[4]	100,000	88,281
Total Single Family Residence		358,800
Infrastructure - 0.1%
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[4]	250,000	218,701
Transport-Container - 0.1%
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[4]	193,558	174,678
Total Asset-Backed Securities
(Cost $33,194,287)		29,741,226

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6%
Government Agency - 9.7%
Uniform MBS 30 Year
due 11/15/52[16]	8,680,000	8,037,150
Fannie Mae
4.00% due 07/01/52	3,302,070	3,088,061
3.83% due 05/01/49	1,000,000	861,059
2.41% due 12/01/41	1,000,000	681,228
Fannie Mae-Aces
1.61% (WAC) due 03/25/35◊,10	2,905,649	325,687
Total Government Agency		12,993,185
Residential Mortgage-Backed Securities - 8.0%
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,4	890,915	859,239
PRPM LLC
2022-1, 3.72% due 02/25/27[4,11]	444,904	414,121
2021-5, 1.79% due 06/25/26[4,11]	421,380	378,983
Legacy Mortgage Asset Trust
2021-GS5, 2.25% due 07/25/67[4,11]	429,072	393,077
2021-GS3, 1.75% due 07/25/61[4,11]	420,594	383,055
Ameriquest Mortgage Securities Trust
2006-M3, 3.24% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 10/25/36◊	2,088,801	713,593
FKRT
2.21% due 11/30/58†††,9	750,000	713,346
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 3.20% (1 Month USD LIBOR + 0.12%, Rate Floor: 0.12%) due 12/25/36◊	1,249,932	685,327
Securitized Asset-Backed Receivables LLC Trust 2007-BR2
2007-BR2, 3.26% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 02/25/37◊,4	655,135	545,397
Home Equity Loan Trust
2007-FRE1, 3.27% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	558,483	519,972

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6% (continued)
Residential Mortgage-Backed Securities - 8.0% (continued)
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	506,772	$485,526
Towd Point Revolving Trust
4.83% due 09/25/64[9]	500,000	483,175
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[4,11]	487,425	430,593
First Franklin Mortgage Loan Trust
2006-FF16, 3.50% (1 Month USD LIBOR + 0.42%, Rate Floor: 0.42%) due 12/25/36◊	899,781	419,772
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,4	452,802	413,991
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[4,11]	442,071	410,070
LSTAR Securities Investment Ltd.
2021-1, 4.36% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26◊,9	235,331	218,349
2021-2, 4.26% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26◊,9	186,279	181,765
NovaStar Mortgage Funding Trust Series
2007-2, 3.28% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	412,231	395,246
Master Asset-Backed Securities Trust
2006-WMC4, 3.23% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 10/25/36◊	1,136,495	376,892
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[4,11]	342,878	328,475
HarborView Mortgage Loan Trust
2006-14, 3.29% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	349,555	303,573
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	1,796,195	257,103
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,4	189,331	169,182
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.94% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	207,766	168,314
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	41,244	39,558
Morgan Stanley Re-REMIC Trust
2010-R5, 2.40% due 06/26/36[4]	39,178	35,109
Total Residential Mortgage-Backed Securities		10,722,803
Commercial Mortgage-Backed Securities - 1.6%
BX Commercial Mortgage Trust
2022-LP2, 4.88% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,4	466,913	434,256
2021-VOLT, 4.82% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/15/36◊,4	350,000	322,717
GS Mortgage Securities Trust
2020-GC45, 0.79% (WAC) due 02/13/53◊,10	9,952,100	339,604
Extended Stay America Trust
2021-ESH, 5.07% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/15/38◊,4	248,471	237,886
Life Mortgage Trust
2021-BMR, 5.17% (1 Month USD LIBOR + 2.35%, Rate Floor: 2.35%) due 03/15/38◊,4	245,743	225,266
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,10	5,389,519	140,455
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.59% (WAC) due 01/15/59◊,10	3,614,256	125,839
2015-NXS1, 2.63% due 05/15/48	5,823	5,813
Citigroup Commercial Mortgage Trust
2016-GC37, 1.84% (WAC) due 04/10/49◊,10	2,873,680	126,334

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.6% (continued)
Commercial Mortgage-Backed Securities - 1.6% (continued)
COMM Mortgage Trust
2015-CR26, 1.06% (WAC) due 10/10/48◊,10	5,825,154	$120,261
Total Commercial Mortgage-Backed Securities		2,078,431
Military Housing - 1.3%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,4	926,205	874,620
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,4	921,192	849,050
Total Military Housing		1,723,670
Total Collateralized Mortgage Obligations
(Cost $30,086,177)		27,518,089

U.S. GOVERNMENT SECURITIES†† - 9.9%
U.S. Treasury Bonds
2.00% due 08/15/51[12]	4,500,000	3,073,711
due 02/15/52[13,14]	3,180,000	1,085,612
due 02/15/46[13,14]	2,455,000	948,024
due 05/15/44[2,13,14]	2,145,000	881,962
1.88% due 11/15/51	1,050,000	694,354
due 11/15/44[13,14]	490,000	196,895
U.S. Treasury Notes
2.75% due 08/15/32[12]	5,231,000	4,783,096
2.63% due 05/31/27[12]	1,710,000	1,605,263
Total U.S. Government Securities
(Cost $15,814,943)		13,268,917

SENIOR FLOATING RATE INTERESTS††,◊ - 5.6%
Consumer, Cyclical - 1.3%
MB2 Dental Solutions LLC
9.70% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	565,788	555,017
BGIS (BIFM CA Buyer, Inc.)
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	292,566	283,058
CNT Holdings I Corp.
6.25% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	197,000	187,325
Mavis Tire Express Services TopCo Corp.
7.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	197,500	184,787
Zephyr Bidco Ltd.
6.44% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 200,000	183,144
Pacific Bells LLC
8.31% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	148,887	138,465
SP PF Buyer LLC
7.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	147,328	120,662
New Trojan Parent, Inc.
6.04% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28†††	98,750	77,519
Total Consumer, Cyclical		1,729,977
Industrial - 1.0%
Charter Next Generation, Inc.
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	393,000	372,124
Mileage Plus Holdings LLC
8.78% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	237,500	238,051
American Bath Group LLC
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/23/27	256,801	222,647
TK Elevator Midco GmbH
6.87% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	127,094	121,587
TransDigm, Inc.
5.92% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	127,060	121,538
Anchor Packaging LLC
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	97,975	94,423
Service Logic Acquisition, Inc.
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 10/29/27	96,609	90,450
6.97% ((1 Month USD LIBOR + 4.00%) and (2 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27	985	922

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.6% (continued)
Industrial - 1.0% (continued)
Air Canada
6.42% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	94,954		$90,122
Total Industrial			1,351,864
Technology - 1.0%
Datix Bidco Ltd.
6.19% (6 Month GBP LIBOR + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	300,000	326,611
7.01% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/27/25†††	129,574		126,321
Planview Parent, Inc.
7.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	245,625		232,116
Peraton Corp.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	237,238		224,427
Nielsen Finance LLC
4.70% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 10/04/23	210,946		210,462
Dun & Bradstreet
6.33% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	95,342		92,029
Apttus Corp.
7.12% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28†††	99,000		90,585
Total Technology			1,302,551
Consumer, Non-cyclical - 0.9%
Del Monte Foods, Inc.
7.37% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	250,000		238,958
Energizer Holdings, Inc.
5.31% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	246,250		234,861
Quirch Foods Holdings LLC
7.93% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27†††	197,985		184,868
HAH Group Holding Co. LLC
8.71% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	148,133		140,726
Mission Veterinary Partners
7.25% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	148,500		139,404
Southern Veterinary Partners LLC
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	147,465		139,170
National Mentor Holdings, Inc.
7.18% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	94,140		66,722
Elanco Animal Health, Inc.
4.31% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	67,178		63,777
Total Consumer, Non-cyclical			1,208,486
Financial - 0.6%
Higginbotham Insurance Agency, Inc.
8.37% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.00%) due 11/25/26†††	210,693		205,468
Jane Street Group LLC
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	168,466		161,342
HighTower Holding LLC
6.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	148,875		137,617
Duff & Phelps
6.78% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	97,995		92,279
Trans Union LLC
5.37% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/01/28	55,008		53,187
USI, Inc.
6.92% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 12/02/26	49,031		47,110
Citadel Securities, LP
5.65% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	25,481		24,710
AmWINS Group, Inc.
5.37% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	25,494		24,341
Total Financial			746,054
Communications - 0.4%
Authentic Brands
6.63% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/21/28	448,875		428,487

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 5.6% (continued)
Communications - 0.4% (continued)
Syndigo LLC
7.32% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	197,000	$177,300
Total Communications		605,787
Basic Materials - 0.2%
Illuminate Buyer LLC
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/30/27	233,730	211,233
GrafTech Finance, Inc.
6.12% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 02/12/25	47,905	44,671
Total Basic Materials		255,904
Utilities - 0.1%
Hamilton Projects Acquiror LLC
8.17% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	199,040	195,059
Energy - 0.1%
ITT Holdings LLC
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	97,020	92,412
Total Senior Floating Rate Interests
(Cost $8,016,352)		7,488,094

FEDERAL AGENCY BONDS†† - 1.4%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	891,041
5.38% due 04/01/56	750,000	810,129
Tennessee Valley Authority Principal Strips
due 01/15/48[13,14]	500,000	143,230
Total Federal Agency Bonds
(Cost $2,557,121)		1,844,400

MUNICIPAL BONDS†† - 0.8%
New York - 0.2%
Westchester County Local Development Corp. Revenue Bonds
3.85% due 11/01/50	300,000	216,076
Port Authority of New York & New Jersey Revenue Bonds
3.14% due 02/15/51	275,000	194,551
Total New York		410,627
Illinois - 0.3%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	377,778	369,946
Texas - 0.3%
City of San Antonio Texas Electric & Gas Systems Revenue Bonds
2.91% due 02/01/48	500,000	351,224
Total Municipal Bonds
(Cost $1,459,212)		1,131,797

	Contracts
LISTED OPTIONS PURCHASED† - 0.8%
Put Options on:
Equity Options
S&P 500 Index Expiring November 2022 with strike price of $3,800.00 (Notional Value $6,095,554)	17	430,355
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $2,509,934)	7	323,400
S&P 500 Index Expiring December 2022 with strike price of $3,600.00 (Notional Value $6,454,116)	18	312,930
Total Equity Options		1,066,685
Total Listed Options Purchased
(Cost $685,496)		1,066,685
Total Investments - 111.6%
(Cost $175,053,244)		$149,388,411

LISTED OPTIONS WRITTEN† - (0.2)%
Call Options on:
Equity Options
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $1,650)	2	–
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $825)	1	–
Total Equity Options		–
Put Options on:
Equity Options
S&P 500 Index Expiring December 2022 with strike price of $3,200.00 (Notional Value $6,454,116)	18	(112,140)
S&P 500 Index Expiring November 2022 with strike price of $3,400.00 (Notional Value $6,095,554)	17	(130,305)
Total Equity Options		(242,445)
Total Listed Options Written
(Premiums received $173,969)		(242,445)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

		Contracts/ Notional Value	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - 0.0%
Put Swaptions on:
Interest Rate Swaptions
Bank of America, N.A. 5-Year Interest Rate Swap Expiring November 2022 with exercise rate of 3.30%	USD	$2,400,000	$(68,270)
Total Interest Rate Swaptions			(68,270)
Total OTC Interest Rate Swaptions Written
(Cost $(19,800)			$(68,270)
Other Assets & Liabilities, net - (11.4)%			(15,274,308)
Total Net Assets - 100.0%			$133,803,388

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.45%	Annually	09/26/32	$1,700,000	$(15,123)	$313	$(15,436)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	14,200,000	(642,749)	348	(643,097)
								$(657,872)	$661	$(658,533)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	GBP	Sell	476,000	548,658 USD	10/17/22	$16,920

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
Bank of America, N.A. 5-Year Interest Rate Swap	Pay	SOFR	Annual	3.30%	11/30/22	3.30%	$2,400,000	$(68,270)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	All or a portion of this security is pledged as collateral for open call options written contracts at September 30, 2022.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $60,292,897 (cost $70,478,247), or 45.1% of total net assets.
[5]	Affiliated issuer.
[6]	Rate indicated is the 7-day yield as of September 30, 2022.
[7]	Perpetual maturity.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,596,887 (cost $2,373,601), or 1.2% of total net assets — See Note 6.
[10]	Security is an interest-only strip.
[11]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2022. See table below for additional step information for each security.
[12]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2022, the total market value of segregated or earmarked securities was $10,355,136 See Note 2.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

[13]	Zero coupon rate security.
[14] [15] [16]

Security is a principal-only strip.

Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$695,357		$29,310	$8		$724,675
Preferred Stocks	—		6,985,968	—		6,985,968
Warrants	2,272		—	—	*	2,272
Mutual Funds	5,801,077		—	—		5,801,077
Money Market Fund	1,138,249		—	—		1,138,249
Corporate Bonds	—		51,269,806	1,407,156		52,676,962
Asset-Backed Securities	—		28,663,433	1,077,793		29,741,226
Collateralized Mortgage Obligations	—		25,930,123	1,587,966		27,518,089
U.S. Government Securities	—		13,268,917	—		13,268,917
Senior Floating Rate Interests	—		5,744,405	1,743,689		7,488,094
Federal Agency Bonds	—		1,844,400	—		1,844,400
Municipal Bonds	—		1,131,797	—		1,131,797
Options Purchased	1,066,685		—	—		1,066,685
Forward Foreign Currency Exchange Contracts**	—		16,920	—		16,920
Total Assets	$8,703,640		$134,885,079	$5,816,612		$149,405,331

Investments in Securities (Liabilities)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Options Written	$242,445	*	$—	$—		$242,445
Interest Rate Swaptions Written	—		68,270	—		68,270
Interest Rate Swap Agreements**	—		658,533	—		658,533
Unfunded Loan Commitments (Note 5)	—		—	2,086		2,086
Total Liabilities	$242,445		$726,803	$2,086		$971,334

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $7,226,852 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$627,541	Yield Analysis	Yield	6.4%-6.9%	6.7%
Asset-Backed Securities	450,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	252	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	874,620	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	713,346	Model Price	Market Comparable Yields	6.9%	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	1,407,156	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	1,213,417	Yield Analysis	Yield	9.3%-10.1%	9.60%
Senior Floating Rate Interests	530,272	Third Party Pricing	Broker Quote	—	—
Total Assets	$5,816,612
Liabilities:
Unfunded Loan Commitments	$2,086	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Significant changes in a quote, yield, market comparable yields or liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2022, the Fund had securities with a total value of $618,364 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,977,357 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2022:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Common Stocks	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$357,878	$2,953,298	$2,552,806	$-	$1,609,782	$7,473,764	$(4,803)
Purchases/(Receipts)	589,189	-	-	-	633,230	1,222,419	4,200
(Sales, maturities and paydowns)/Fundings	(259,551)	(16,757)	-	-	(10,540)	(286,848)	6
Amortization of premiums/discounts	-	(4,679)	-	-	990	(3,689)	(1,227)
Total realized gains (losses) included in earnings	-	-	-	-	9	9	292
Total change in unrealized appreciation (depreciation) included in earnings	(59,975)	(494,846)	(536,280)	-	(138,949)	(1,230,050)	(554)
Transfers into Level 3	450,252	-	-	8	168,104	618,364	-
Transfers out of Level 3	-	(849,050)	(609,370)	-	(518,937)	(1,977,357)	-
Ending Balance	$1,077,793	$1,587,966	$1,407,156	$8	$1,743,689	$5,816,612	$(2,086)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2022	$(59,829)	$(259,162)	$(409,559)	$-	$(117,411)	$(845,961)	$(909)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/26/24	6.25%	11/26/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	2/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$6,967,697	$168,643	$–	$–	$(1,335,263)	$5,801,077	250,478	$168,181

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS††† - 0.0%
Industrial - 0.0%
BP Holdco LLC*,1	11,609	$7,040
Vector Phoenix Holdings, LP*	11,609	2,774
API Heat Transfer Parent LLC*	292,731	29
Total Industrial		9,843
Total Common Stocks
(Cost $88,565)		9,843

PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
API Heat Transfer Intermediate*	36	–
Total Preferred Stocks
(Cost $28,949)		–

EXCHANGE-TRADED FUNDS† - 1.6%
SPDR Blackstone Senior Loan ETF	16,200	662,094
Total Exchange-Traded Funds
(Cost $704,914)		662,094

MONEY MARKET FUND† - 0.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 2.45%[2]	350,992	350,992
Total Money Market Fund
(Cost $350,992)		350,992

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 93.3%
Consumer, Non-cyclical - 21.6%
Agiliti
5.38% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26	496,144	478,779
Electron BidCo, Inc.
6.12% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.76%) due 11/01/28	497,500	470,580
KDC US Holdings, Inc.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 12/22/25	496,144	467,204
Medline Borrower LP
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 10/23/28	498,750	457,758
Bombardier Recreational Products, Inc.
5.12% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	478,247	456,726
Elanco Animal Health, Inc.
4.31% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	469,762	445,983
Grifols Worldwide Operations USA, Inc.
5.12% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	465,476	440,973
VC GB Holdings I Corp.
6.38% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/21/28	496,250	432,050
US Foods, Inc.
5.12% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 09/14/26	436,500	422,951
Medical Solutions Parent Holdings, Inc.
6.38% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/01/28	428,875	407,431
Resonetics LLC
6.81% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	397,990	377,095
Froneri US, Inc.
5.37% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/29/27	397,810	374,637
Triton Water Holdings, Inc.
7.17% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	395,000	353,581
National Mentor Holdings, Inc.
7.18% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	426,380	302,197
7.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	17,906	12,691
Hearthside Group Holdings LLC
6.80% (1 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 05/23/25	380,308	295,119
Perrigo Investments LLC
5.63% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/29	249,375	245,011
Del Monte Foods, Inc.
7.37% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	250,000	238,958
HAH Group Holding Co. LLC
8.71% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	249,929	237,433
Energizer Holdings, Inc.
5.31% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 12/22/27	246,994	235,571
Mission Veterinary Partners
7.25% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	247,500	232,341

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 93.3% (continued)
Consumer, Non-cyclical - 21.6% (continued)
Kronos Acquisition Holdings, Inc.
6.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	247,121	$228,313
Reynolds Consumer Products LLC
4.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 02/04/27	221,115	212,512
Sigma Holding BV (Flora Food)
5.90% (6 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 07/02/25	239,375	205,350
Weber-Stephen Products LLC
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	249,227	201,328
Chefs' Warehouse, Inc.
7.93% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	200,000	198,500
Dermatology Intermediate Holdings III, Inc.
6.85% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29†††	201,699	191,614
7.12% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	5,972	5,673
Osmosis Holdings Australia II Pty Ltd.
6.35% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/28	99,750	92,456
due 07/31/28	81,481	75,625
Pearl Intermediate Parent LLC
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	148,469	136,777
TGP Holdings LLC
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	110,739	86,723
Endo Luxembourg Finance Company I SARL
12.25% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 7.75%) due 03/27/28	98,750	83,148
Aveanna Healthcare LLC
6.80% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 07/17/28	56,767	45,130
Total Consumer, Non-cyclical		9,148,218
Industrial - 21.6%
Quikrete Holdings, Inc.
6.12% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/12/28	497,500	477,809
Reynolds Group Holdings, Inc.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/05/26	491,250	469,055
White Cap Supply Holdings LLC
4.25% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27	500,000	466,875
TransDigm, Inc.
5.92% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	485,016	464,665
TricorBraun Holdings, Inc.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 03/03/28	495,299	464,218
Brown Group Holding LLC
5.62% (1 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 06/07/28	481,666	456,778
Arcline FM Holdings LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	480,150	444,139
Cushman & Wakefield US Borrower LLC
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 08/21/25	440,955	420,640
PECF USS Intermediate Holding III Corp.
7.37% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	467,259	397,558
Park River Holdings, Inc.
5.53% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	446,606	377,194
Hunter Douglas, Inc.
6.34% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/26/29	450,000	368,325
LTI Holdings, Inc.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/08/25	387,918	358,049

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 93.3% (continued)
Industrial - 21.6% (continued)
Engineered Machinery Holdings, Inc.
7.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 05/19/28	347,375	$333,480
WP CPP Holdings LLC
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	370,678	329,285
STS Operating, Inc. (SunSource)
7.37% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	297,915	283,639
Charter Next Generation, Inc.
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	280,185	265,302
BWAY Holding Co.
5.81% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	251,452	233,694
Aegion Corp.
7.87% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††	248,744	226,978
Pelican Products, Inc.
8.16% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	248,747	226,360
American Bath Group LLC
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/23/27	248,532	215,477
Pro Mach Group, Inc.
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	198,556	188,948
DG Investment Intermediate Holdings 2, Inc.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/31/28	197,507	183,681
Titan Acquisition Ltd. (Husky)
5.88% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	190,999	170,625
Mileage Plus Holdings LLC
8.78% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	142,975	143,307
Berlin Packaging LLC
6.38% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.25%) due 03/13/28	148,500	139,961
API Heat Transfer
12.00% (3 Month USD LIBOR) (in-kind rate was 12.00%) due 01/01/24†††,3	213,697	106,849
12.00% (3 Month USD LIBOR) (in-kind rate was 12.00%) due 10/02/23†††,3	38,126	32,407
US Farathane LLC
7.92% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	150,236	130,706
Griffon Corporation
5.49% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/24/29	124,000	118,937
CPG International LLC
4.09% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/29†††	100,000	96,250
Air Canada
6.42% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	100,000	94,911
TK Elevator Midco GmbH
6.87% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	98,263	94,005
Protective Industrial Products, Inc.
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27†††	99,496	93,526
USIC Holding, Inc.
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/12/28	99,000	92,523
United Airlines, Inc.
6.53% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	80,220	76,421
Osmose Utility Services, Inc.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	73,385	67,148
Total Industrial		9,109,725
Consumer, Cyclical - 15.1%
Prime Security Services Borrower LLC
5.30% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.50%) due 09/23/26	496,222	479,861
Station Casinos LLC
5.37% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.50%) due 02/08/27	494,864	472,491

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 93.3% (continued)
Consumer, Cyclical - 15.1% (continued)
Fertitta Entertainment LLC
7.03% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29	498,747	$461,860
Packers Holdings LLC
6.01% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	498,755	456,675
Stars Group (Amaya)
5.89% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	446,074	428,566
First Brands Group LLC
7.94% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	443,497	425,314
American Tire Distributors, Inc.
9.03% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	447,750	415,449
PetSmart LLC
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	346,500	327,155
IBC Capital Ltd.
6.69% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	333,296	305,106
Congruex Group LLC
8.48% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††	249,375	241,894
Hilton Worldwide Finance LLC
4.83% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 06/22/26	250,000	241,457
BGIS (BIFM CA Buyer, Inc.)
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	249,356	241,252
Thevelia US LLC
7.70% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/18/29	250,000	236,250
Galaxy US Opco, Inc.
7.78% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29†††	250,000	234,375
Scientific Games Holdings, LP
5.62% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/04/29	250,000	230,990
1011778 BC Unlimited Liability Co.
4.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/19/26	239,614	228,618
Eagle Parent Corp.
7.80% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/02/29	223,875	217,345
New Trojan Parent, Inc.
6.04% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28†††	249,369	195,754
Mavis Tire Express Services TopCo Corp.
7.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	148,125	138,590
Michaels Stores, Inc.
7.92% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/14/28	161,442	129,476
WIRB - Copernicus Group, Inc.
7.46% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 01/08/27	99,241	93,120
Rent-A-Center, Inc.
6.06% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	98,500	89,142
WW International, Inc.
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	65,737
EG Finco Ltd.
7.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	37,379	34,786
Total Consumer, Cyclical		6,391,263
Communications - 11.1%
CSC Holdings LLC
5.07% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	500,398	475,694
SFR Group S.A.
6.20% (3 Month USD LIBOR + 3.69%, Rate Floor: 3.69%) due 02/02/26	472,678	427,774
Playtika Holding Corp.
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	444,361	424,769
Virgin Media Bristol LLC
5.32% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 01/31/28	415,406	395,790
Ziggo Financing Partnership
5.32% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	381,200
Level 3 Financing, Inc.
4.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/01/27	387,478	367,437

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 93.3% (continued)
Communications - 11.1% (continued)
Zayo Group Holdings, Inc.
6.12% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	$334,323
McGraw Hill LLC
8.32% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	346,500	318,780
Xplornet Communications, Inc.
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	297,000	260,543
SBA Senior Finance II LLC
4.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/11/25	246,507	239,420
Flight Bidco, Inc.
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	249,351	232,831
Internet Brands, Inc.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/13/24	242,857	230,979
Radiate Holdco LLC
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/25/26	249,372	230,140
Cengage Learning Acquisitions, Inc.
7.81% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	206,473	186,439
Altice US Finance I Corp.
5.07% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 01/15/26	193,000	180,214
Total Communications		4,686,333
Technology - 10.4%
Emerald TopCo, Inc. (Press Ganey)
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	503,120	456,581
Boxer Parent Company, Inc.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	464,790	439,450
Athenahealth Group, Inc.
6.58% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/15/29	426,467	381,262
RealPage, Inc.
6.12% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 04/24/28	397,000	371,306
Conair Holdings LLC
7.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 05/17/28	328,423	275,054
Peraton Corp.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	290,134	274,467
Atlas CC Acquisition Corp.
7.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	290,241	253,816
Entegris, Inc.
5.68% ((1 Month Term SOFR + 3.00%) and (6 Month Term SOFR + 3.00%), Rate Floor: 3.00%) due 07/06/29	250,000	247,777
Imprivata, Inc.
7.28% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/01/27	250,000	241,172
Ascend Learning LLC
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/11/28	248,125	228,523
VT TopCo, Inc.
due 08/01/25	233,795	222,105
Sabre GLBL, Inc.
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/17/27	148,125	132,264
8.13% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 06/30/28	90,272	83,389
CoreLogic, Inc.
6.63% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	273,238	204,245
Project Ruby Ultimate Parent Corp.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	197,000	183,358
Park Place Technologies, LLC
8.13% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 11/10/27	174,557	165,248
Polaris Newco LLC
7.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	162,773	149,843

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 93.3% (continued)
Technology - 10.4% (continued)
CDK Global, Inc.
6.61% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 07/06/29	100,000		$96,148
Total Technology			4,406,008
Financial - 9.7%
AmWINS Group, Inc.
5.37% (1 Month USD LIBOR + 2.25%, Rate Floor: 3.00%) due 02/21/28	491,996		469,743
HUB International Ltd.
5.77% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.15%) due 04/25/25	483,586		464,344
NFP Corp.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/15/27	481,735		451,627
Trans Union LLC
4.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 11/13/26	440,441		424,145
Virtu Financial
6.12% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/13/29	400,000		382,376
FleetCor Technologies Operating Company LLC
4.87% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 04/28/28	395,994		380,922
Teneo Holdings LLC
8.38% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/11/25	384,013		361,613
Citadel Securities, LP
5.65% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/02/28	246,875		239,407
Claros Mortgage Trust, Inc.
7.25% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26	249,372		238,774
Aretec Group, Inc.
7.38% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/01/25	240,625		235,613
Franchise Group, Inc.
7.56% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	199,776		186,125
Blackstone Mortgage Trust, Inc.
6.53% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/09/29	99,750		95,261
Duff & Phelps
6.78% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	99,491		93,688
Jane Street Group LLC
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/26/28	78,984		75,644
Total Financial			4,099,282
Basic Materials - 2.5%
Diamond BC BV
5.56% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 09/29/28	496,250		456,302
CTEC III GmbH
4.33% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR	400,000	344,295
INEOS Ltd.
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 01/29/26	148,125		137,818
W.R. Grace Holdings LLC
7.44% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 09/22/28	99,250		92,675
Total Basic Materials			1,031,090
Energy - 1.1%
Lotus Midstream, LLC
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/29/25	250,000		245,312
TransMontaigne Operating Company LP
6.52% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	249,372		235,814
Total Energy			481,126
Utilities - 0.2%
Granite Generation LLC
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/09/26	89,644		85,610
Total Senior Floating Rate Interests
(Cost $42,275,310)			39,438,655
Total Investments - 95.7%
(Cost $43,448,730)			$40,461,584
Other Assets & Liabilities, net - 4.3%			1,817,490
Total Net Assets - 100.0%			$42,279,074

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Bank of America, N.A.	EUR	Sell	381,000	381,568 USD	10/17/22	$7,801

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.
[3]	Payment-in-kind security.

EUR — Euro

EURIBOR — European Interbank Offered Rate

LIBOR — London Interbank Offered Rate

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$—	$—	$9,843		$9,843
Preferred Stocks	—	—	—	*	—
Exchange-Traded Funds	662,094	—	—		662,094
Money Market Fund	350,992	—	—		350,992
Senior Floating Rate Interests	—	37,574,869	1,863,786		39,438,655
Forward Foreign Currency Exchange Contracts**	—	7,801	—		7,801
Total Assets	$1,013,086	$37,582,670	$1,873,629		$40,469,385

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Unfunded Loan Commitments (Note 5)	$—	$—	$18,971		$18,971

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$9,814	Enterprise Value	Valuation Multiple	2.6x-12.3x	5.3x
Common Stocks	29	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	1,724,530	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	139,256	Model Price	Purchase Price	—	—
Total Assets	$1,873,629
Liabilities:
Unfunded Loan Commitments	$18,971	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2022, the Fund had securities with a total value of $444,139 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2022:

				Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$88,644	$11,406	$100,050	$(1,735)
Purchases/(Receipts)	1,377,506	-	1,377,506	(325)
(Sales, maturities and paydowns)/Fundings	(3,522)	-	(3,522)	3,618
Amortization of premiums/discounts	(8,718)	-	(8,718)	337
Total realized gains (losses) included in earnings	68	-	68	(3,443)
Total change in unrealized appreciation (depreciation) included in earnings	(34,331)	(1,563)	(35,894)	(17,423)
Transfers into Level 3	444,139	-	444,139	-
Transfers out of Level 3	-	-	-	-
Ending Balance	$1,863,786	$9,843	$1,873,629	$(18,971)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2022	$(44,252)	$(1,563)	$(45,816)	$(16,168)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22
Common Stocks
BP Holdco LLC*	$8,184	$–	$–	$–	$(1,144)	$7,040	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 18.5%
Industrial - 4.0%
Builders FirstSource, Inc.*	6,988	$411,733
Carlisle Companies, Inc.	1,331	373,226
Eagle Materials, Inc.	3,267	350,157
Jabil, Inc.	5,287	305,113
TopBuild Corp.*	1,728	284,740
Simpson Manufacturing Company, Inc.	3,443	269,931
Donaldson Company, Inc.	5,351	262,252
Acuity Brands, Inc.	1,664	262,030
Middleby Corp.*	2,029	260,057
Lennox International, Inc.	1,113	247,832
nVent Electric plc	7,564	239,098
National Instruments Corp.	6,296	237,611
Louisiana-Pacific Corp.	4,546	232,710
Lincoln Electric Holdings, Inc.	1,624	204,169
Applied Industrial Technologies, Inc.	1,986	204,121
UFP Industries, Inc.	2,824	203,780
Mueller Industries, Inc.	3,324	197,579
Littelfuse, Inc.	954	189,550
Universal Display Corp.	1,870	176,435
Trex Company, Inc.*	3,540	155,547
Sealed Air Corp.	3,299	146,838
Pentair plc	2,650	107,669
Masco Corp.	1,675	78,206
Toro Co.	646	55,866
Total Industrial		5,456,250
Consumer, Non-cyclical - 3.9%
Darling Ingredients, Inc.*	5,193	343,517
Neurocrine Biosciences, Inc.*	3,193	339,128
Halozyme Therapeutics, Inc.*	8,079	319,444
United Therapeutics Corp.*	1,466	306,951
Shockwave Medical, Inc.*	1,057	293,920
Integra LifeSciences Holdings Corp.*	6,734	285,252
Quest Diagnostics, Inc.	2,194	269,182
Hologic, Inc.*	4,074	262,855
Syneos Health, Inc.*	4,820	227,263
Globus Medical, Inc. — Class A*	3,737	222,613
Masimo Corp.*	1,557	219,786
Tenet Healthcare Corp.*	3,865	199,357
Service Corporation International	3,426	197,817
Medpace Holdings, Inc.*	1,168	183,574
Alarm.com Holdings, Inc.*	2,790	180,959
Exelixis, Inc.*	10,866	170,379
Ensign Group, Inc.	1,953	155,263
Avery Dennison Corp.	888	144,478
United Rentals, Inc.*	441	119,123
H&R Block, Inc.	2,657	113,029
Euronet Worldwide, Inc.*	1,431	108,413
Incyte Corp.*	1,602	106,757
QuidelOrtho Corp.*	1,375	98,285
PerkinElmer, Inc.	759	91,330
AMN Healthcare Services, Inc.*	814	86,252
Coca-Cola Consolidated, Inc.	191	78,640
Laboratory Corporation of America Holdings	365	74,756
Sotera Health Co.*	9,691	66,093
Paylocity Holding Corp.*	230	55,563
Total Consumer, Non-cyclical		5,319,979
Technology - 3.3%
Genpact Ltd.	9,218	403,472
Maximus, Inc.	5,688	329,165
ACI Worldwide, Inc.*	12,585	263,026
Cirrus Logic, Inc.*	3,451	237,429
Lumentum Holdings, Inc.*	3,462	237,389
Fair Isaac Corp.*	574	236,494
Synaptics, Inc.*	2,358	233,466
Concentrix Corp.	2,065	230,516
Lattice Semiconductor Corp.*	4,377	215,392
Aspen Technology, Inc.*	885	210,807
MACOM Technology Solutions Holdings, Inc.*	3,692	191,209
CommVault Systems, Inc.*	3,591	190,467
Power Integrations, Inc.	2,929	188,393
Amkor Technology, Inc.	9,526	162,418
Teradata Corp.*	4,911	152,536
Skyworks Solutions, Inc.	1,634	139,331
NetApp, Inc.	2,032	125,679
Wolfspeed, Inc.*	1,136	117,417
Blackbaud, Inc.*	2,649	116,715
Microchip Technology, Inc.	1,778	108,511
Qorvo, Inc.*	1,043	82,825
Akamai Technologies, Inc.*	930	74,697
MKS Instruments, Inc.	896	74,045
HP, Inc.	2,945	73,390
Seagate Technology Holdings plc	1,232	65,579
Semtech Corp.*	1,626	47,821
Total Technology		4,508,189
Consumer, Cyclical - 2.2%
Brunswick Corp.	5,625	368,156
Boyd Gaming Corp.	6,066	289,045
Deckers Outdoor Corp.*	812	253,840
Tempur Sealy International, Inc.	10,359	250,066
Mattel, Inc.*	12,395	234,761
Williams-Sonoma, Inc.	1,962	231,222
Churchill Downs, Inc.	1,084	199,619
Dick's Sporting Goods, Inc.	1,893	198,083
Five Below, Inc.*	1,379	189,847
Crocs, Inc.*	2,394	164,372
Papa John's International, Inc.	2,072	145,061
Asbury Automotive Group, Inc.*	819	123,751
AutoNation, Inc.*	1,175	119,697
Light & Wonder, Inc. — Class A*	2,788	119,549
Wingstop, Inc.	937	117,519
Total Consumer, Cyclical		3,004,588
Financial - 2.0%
Wintrust Financial Corp.	4,188	341,531
Cathay General Bancorp	7,081	272,335
United Community Banks, Inc.	7,897	261,391
Hancock Whitney Corp.	4,622	211,734
Bank of Hawaii Corp.	2,648	201,566
Evercore, Inc. — Class A	2,320	190,820
East West Bancorp, Inc.	2,691	180,674
Jefferies Financial Group, Inc.	5,353	157,913
Affiliated Managers Group, Inc.	1,406	157,261
Interactive Brokers Group, Inc. — Class A	2,257	144,245

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 18.5% (continued)
Financial - 2.0% (continued)
Kinsale Capital Group, Inc.	562	$143,546
UMB Financial Corp.	1,638	138,067
Rexford Industrial Realty, Inc. REIT	2,218	115,336
Healthcare Realty Trust, Inc. REIT	5,290	110,297
Life Storage, Inc. REIT	636	70,443
National Retail Properties, Inc. REIT	1,231	49,068
Total Financial		2,746,227
Energy - 1.4%
Targa Resources Corp.	9,975	601,873
Antero Midstream Corp.	34,846	319,886
DT Midstream, Inc.	5,641	292,712
ONEOK, Inc.	4,618	236,626
PDC Energy, Inc.	3,894	225,034
Southwestern Energy Co.*	21,162	129,512
First Solar, Inc.*	431	57,008
Total Energy		1,862,651
Basic Materials - 1.3%
Steel Dynamics, Inc.	7,312	518,787
Ingevity Corp.*	4,514	273,684
Olin Corp.	6,321	271,044
Cleveland-Cliffs, Inc.*	18,122	244,103
Balchem Corp.	1,353	164,498
Valvoline, Inc.	5,120	129,741
Nucor Corp.	1,105	118,224
Avient Corp.	2,772	83,991
Total Basic Materials		1,804,072
Communications - 0.3%
Ciena Corp.*	4,505	182,137
VeriSign, Inc.*	747	129,754
F5, Inc.*	794	114,916
Total Communications		426,807
Utilities - 0.1%
National Fuel Gas Co.	3,340	205,577
Total Common Stocks
(Cost $29,874,517)		25,334,340

MUTUAL FUNDS† - 79.9%
Guggenheim Strategy Fund III[1]	1,828,259	43,914,773
Guggenheim Variable Insurance Strategy Fund III[1]	1,635,662	39,272,251
Guggenheim Strategy Fund II1	1,002,019	24,018,397
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	277,841	2,664,492
Total Mutual Funds
(Cost $113,622,051)		109,869,913

MONEY MARKET FUND† - 2.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[2]	3,358,410	3,358,410
Total Money Market Fund
(Cost $3,358,410)		3,358,410
Total Investments - 100.8%
(Cost $146,854,978)		$138,562,663
Other Assets & Liabilities, net - (0.8)%		(1,040,739)
Total Net Assets - 100.0%		$137,521,924

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	4	Dec 2022	$719,450	$(106,555)
NASDAQ-100 Index Mini Futures Contracts	3	Dec 2022	661,830	(107,534)
S&P MidCap 400 Index Mini Futures Contracts	7	Dec 2022	1,545,460	(226,617)
			$2,926,740	$(440,706)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index Total Return	Pay	3.03% (Federal Funds Rate - 0.05%)	At Maturity	12/28/22	29,240	$112,003,528	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,334,340	$—		$—	$25,334,340
Mutual Funds	109,869,913	—		—	109,869,913
Money Market Fund	3,358,410	—		—	3,358,410
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$138,562,663	$—		$—	$138,562,663

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$440,706	$—		$—	$440,706

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$31,106,522	$57,338,831	$(63,343,885)	$(862,680)	$(220,391)	$24,018,397	1,002,019	$465,613
Guggenheim Strategy Fund III	58,441,099	874,025	(13,173,983)	(282,841)	(1,943,527)	43,914,773	1,828,259	868,783
Guggenheim Ultra Short Duration Fund — Institutional Class	18,802,104	39,424	(16,074,987)	(102,954)	905	2,664,492	277,841	39,910
Guggenheim Variable Insurance Strategy Fund III	45,644,872	4,698,196	(9,382,997)	(219,354)	(1,468,466)	39,272,251	1,635,662	693,041
	$153,994,597	$62,950,476	$(101,975,852)	$(1,467,829)	$(3,631,479)	$109,869,913		$2,067,347

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
EXCHANGE-TRADED FUNDS† - 83.0%
Vanguard S&P 500 ETF	22,530	$7,396,599
Schwab U.S. Aggregate Bond ETF	121,882	5,522,473
SPDR S&P 500 ETF Trust	12,384	4,423,317
iShares Core S&P Mid-Cap ETF	9,938	2,179,006
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,221	2,174,092
iShares MSCI EAFE ETF	35,262	1,975,025
iShares 7-10 Year Treasury Bond ETF	18,601	1,785,510
iShares 1-3 Year Treasury Bond ETF	21,409	1,738,625
iShares Russell 1000 Value ETF	4,533	616,443
iShares TIPS Bond ETF	3,987	418,236
iShares iBoxx High Yield Corporate Bond ETF	5,736	409,493
iShares Core S&P 500 ETF	2	717
Total Exchange-Traded Funds
(Cost $24,826,361)		28,639,536

MUTUAL FUNDS† - 13.5%
Guggenheim Strategy Fund II1	63,901	1,531,712
Guggenheim Variable Insurance Strategy Fund III[1]	45,729	1,097,942
Guggenheim Strategy Fund III[1]	42,900	1,030,447
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	105,191	1,008,785
Total Mutual Funds
(Cost $4,857,790)		4,668,886

MONEY MARKET FUND† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[2]	910,018	910,018
Total Money Market Fund
(Cost $910,018)		910,018

	Face Amount
U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
2.70% due 11/08/22[3,4]	$314,000	313,149
Total U.S. Treasury Bills
(Cost $313,088)		313,149
Total Investments - 100.0%
(Cost $30,907,257)		$34,531,589
Other Assets & Liabilities, net - 0.0%		437
Total Net Assets - 100.0%		$34,532,026

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	1	Dec 2022	$107,445	$(3,994)
U.S. Treasury 2 Year Note Futures Contracts	3	Dec 2022	615,938	(10,763)
U.S. Treasury 10 Year Note Futures Contracts	12	Dec 2022	1,344,750	(67,989)
			$2,068,133	$(82,746)

Equity Futures Contracts Purchased†
CAC 40 10 Euro Index Futures Contracts	1	Oct 2022	$55,773	$(5,153)
Russell 2000 Index Mini Futures Contracts	15	Dec 2022	1,251,900	(120,355)
MSCI EAFE Index Futures Contracts	36	Dec 2022	2,990,880	(338,189)
			$4,298,553	$(463,697)

Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2022	$441,220	$60,112
DAX Index Futures Contracts	1	Dec 2022	293,835	27,425
Nikkei 225 (CME) Index Futures Contracts	1	Dec 2022	129,675	7,322
FTSE 100 Index Futures Contracts	1	Dec 2022	76,396	5,906
			$941,126	$100,765

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2022.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$28,639,536	$—	$—	$28,639,536
Mutual Funds	4,668,886	—	—	4,668,886
Money Market Fund	910,018	—	—	910,018
U.S. Treasury Bills	—	313,149	—	313,149
Equity Futures Contracts**	100,765	—	—	100,765
Total Assets	$34,319,205	$313,149	$—	$34,632,354

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$463,697	$—	$—	$463,697
Interest Rate Futures Contracts**	82,746	—	—	82,746
Total Liabilities	$546,443	$—	$—	$546,443

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,891,803	$–	$(300,000)	$(3,155)	$(56,936)	$1,531,712	63,901	$26,173
Guggenheim Strategy Fund III	1,784,985	–	(700,000)	(10,060)	(44,478)	1,030,447	42,900	20,566
Guggenheim Ultra Short Duration Fund — Institutional Class	1,043,498	–	–	–	(34,713)	1,008,785	105,191	13,045
Guggenheim Variable Insurance Strategy Fund III	1,853,627	–	(700,000)	(12,209)	(43,476)	1,097,942	45,729	21,301
	$6,573,913	$–	$(1,700,000)	$(25,424)	$(179,603)	$4,668,886		$81,085

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 94.7%
Financial - 20.2%
Berkshire Hathaway, Inc. — Class B*	6,640	$1,773,013
JPMorgan Chase & Co.	14,879	1,554,855
Bank of America Corp.	40,000	1,208,000
BOK Financial Corp.	9,094	808,093
Charles Schwab Corp.	10,274	738,392
Unum Group	18,643	723,348
Voya Financial, Inc.	11,903	720,131
Wells Fargo & Co.	17,301	695,846
Prosperity Bancshares, Inc.	9,109	607,388
First Merchants Corp.	13,604	526,203
KeyCorp	30,753	492,663
Medical Properties Trust, Inc. REIT	39,458	467,972
Goldman Sachs Group, Inc.	1,527	447,487
Physicians Realty Trust REIT	29,711	446,853
STAG Industrial, Inc. REIT	15,226	432,875
Mastercard, Inc. — Class A	1,488	423,098
VICI Properties, Inc. REIT	13,634	406,975
Alexandria Real Estate Equities, Inc. REIT	2,480	347,671
Alleghany Corp.*	389	326,515
Gaming and Leisure Properties, Inc. REIT	7,190	318,086
Park Hotels & Resorts, Inc. REIT	28,247	318,061
American Tower Corp. — Class A REIT	1,450	311,315
Old Republic International Corp.	14,148	296,118
Sun Communities, Inc. REIT	2,052	277,697
T. Rowe Price Group, Inc.	2,640	277,227
Axis Capital Holdings Ltd.	5,505	270,571
Old National Bancorp	15,146	249,455
Stifel Financial Corp.	4,680	242,939
Apple Hospitality REIT, Inc.	15,426	216,890
First American Financial Corp.	4,603	212,198
Heartland Financial USA, Inc.	3,967	172,009
Hancock Whitney Corp.	3,628	166,199
Wintrust Financial Corp.	1,986	161,958
Trustmark Corp.	5,229	160,164
Texas Capital Bancshares, Inc.*	2,701	159,440
First Hawaiian, Inc.	6,166	151,869
United Community Banks, Inc.	2,270	75,137
Heritage Insurance Holdings, Inc.*	14,156	31,993
Total Financial		17,216,704
Consumer, Non-cyclical - 17.6%
Johnson & Johnson	10,119	1,653,040
Tyson Foods, Inc. — Class A	22,928	1,511,643
Bunge Ltd.	15,296	1,262,990
Ingredion, Inc.	15,668	1,261,587
Quest Diagnostics, Inc.	8,541	1,047,895
Henry Schein, Inc.*	13,673	899,273
Humana, Inc.	1,823	884,501
Merck & Company, Inc.	9,829	846,473
Medtronic plc	9,686	782,145
McKesson Corp.	2,122	721,204
J M Smucker Co.	4,784	657,370
Archer-Daniels-Midland Co.	7,833	630,165
Encompass Health Corp.	8,850	400,286
Bristol-Myers Squibb Co.	5,239	372,441
Amgen, Inc.	1,636	368,754
Pfizer, Inc.	7,912	346,229
HCA Healthcare, Inc.	1,707	313,730
Central Garden & Pet Co. — Class A*	7,922	270,615
Prothena Corporation plc*	3,990	241,914
Euronet Worldwide, Inc.*	2,451	185,688
Integer Holdings Corp.*	2,541	158,126
Jazz Pharmaceuticals plc*	640	85,306
Ironwood Pharmaceuticals, Inc. — Class A*	8,172	84,662
ICF International, Inc.	744	81,111
Total Consumer, Non-cyclical		15,067,148
Industrial - 11.1%
Knight-Swift Transportation Holdings, Inc.	21,358	1,045,047
Valmont Industries, Inc.	3,681	988,790
Johnson Controls International plc	19,318	950,832
L3Harris Technologies, Inc.	2,536	527,057
FedEx Corp.	3,213	477,034
Advanced Energy Industries, Inc.	5,649	437,289
Kirby Corp.*	6,945	422,048
Graphic Packaging Holding Co.	20,768	409,960
Arcosa, Inc.	6,519	372,756
Littelfuse, Inc.	1,841	365,788
MDU Resources Group, Inc.	13,111	358,586
Curtiss-Wright Corp.	2,348	326,748
Terex Corp.	8,905	264,835
PGT Innovations, Inc.*	12,485	261,685
Daseke, Inc.*	45,933	248,497
Enovis Corp.*	5,089	234,450
Altra Industrial Motion Corp.	5,805	195,164
GATX Corp.	2,150	183,073
Zurn Elkay Water Solutions Corp.	7,322	179,389
Sonoco Products Co.	2,930	166,219
Plexus Corp.*	1,806	158,134
Summit Materials, Inc. — Class A*	6,260	149,990
Stoneridge, Inc.*	8,485	143,821
Mercury Systems, Inc.*	3,427	139,136
EnerSys	2,114	122,972
Esab Corp.	3,380	112,757
Park Aerospace Corp.	10,008	110,488
Coherent Corp.*	3,098	107,965
Total Industrial		9,460,510
Energy - 9.4%
Chevron Corp.	14,038	2,016,840
Pioneer Natural Resources Co.	8,092	1,752,161
ConocoPhillips	12,079	1,236,165
Coterra Energy, Inc. — Class A	29,092	759,883
Kinder Morgan, Inc.	36,763	611,736
Marathon Oil Corp.	24,310	548,920
Diamondback Energy, Inc.	3,889	468,469
Equities Corp.	9,599	391,159
Patterson-UTI Energy, Inc.	21,280	248,550
Total Energy		8,033,883
Consumer, Cyclical - 8.3%
Walmart, Inc.	8,159	1,058,222

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 94.7% (continued)
Consumer, Cyclical - 8.3% (continued)
DR Horton, Inc.	14,171	$954,417
Whirlpool Corp.	4,317	581,975
PACCAR, Inc.	5,968	499,462
Delta Air Lines, Inc.*	17,521	491,639
Ralph Lauren Corp. — Class A	5,600	475,608
Southwest Airlines Co.*	14,749	454,859
MSC Industrial Direct Company, Inc. — Class A	6,117	445,379
Home Depot, Inc.	1,560	430,467
H&E Equipment Services, Inc.	11,692	331,351
PVH Corp.	6,578	294,694
Methode Electronics, Inc.	7,815	290,327
Alaska Air Group, Inc.*	5,933	232,277
Leggett & Platt, Inc.	4,193	139,291
Marriott Vacations Worldwide Corp.	1,054	128,440
Newell Brands, Inc.	6,712	93,230
Lakeland Industries, Inc.*	6,577	75,833
UniFirst Corp.	442	74,358
Meritage Homes Corp.*	1,010	70,973
Total Consumer, Cyclical		7,122,802
Utilities - 8.1%
OGE Energy Corp.	44,999	1,640,663
Edison International	15,015	849,549
Black Hills Corp.	12,525	848,318
Exelon Corp.	20,760	777,670
Constellation Energy Corp.	7,913	658,282
Pinnacle West Capital Corp.	10,196	657,744
Duke Energy Corp.	5,623	523,051
NiSource, Inc.	18,936	476,998
PPL Corp.	9,865	250,078
Spire, Inc.	3,327	207,372
Total Utilities		6,889,725
Technology - 7.1%
Micron Technology, Inc.	23,004	1,152,500
Leidos Holdings, Inc.	10,336	904,090
Teradyne, Inc.	11,150	837,923
Evolent Health, Inc. — Class A*	22,593	811,766
KLA Corp.	1,826	552,602
Fiserv, Inc.*	5,115	478,611
Amdocs Ltd.	4,891	388,590
Science Applications International Corp.	4,099	362,475
MACOM Technology Solutions Holdings, Inc.*	4,023	208,351
Silicon Laboratories, Inc.*	1,684	207,873
Power Integrations, Inc.	2,155	138,610
Total Technology		6,043,391
Communications - 6.7%
Alphabet, Inc. — Class A*	14,120	1,350,578
Verizon Communications, Inc.	27,789	1,055,148
Fox Corp. — Class B	24,211	690,014
T-Mobile US, Inc.*	4,919	659,982
Comcast Corp. — Class A	22,453	658,546
Cisco Systems, Inc.	14,121	564,840
Juniper Networks, Inc.	13,304	347,500
Infinera Corp.*	39,196	189,709
Ciena Corp.*	4,620	186,787
Total Communications		5,703,104
Basic Materials - 6.2%
Westlake Corp.	13,907	1,208,240
Huntsman Corp.	45,965	1,127,981
Reliance Steel & Aluminum Co.	5,239	913,734
Nucor Corp.	4,515	483,060
Freeport-McMoRan, Inc.	15,267	417,247
Avient Corp.	8,639	261,762
Ashland, Inc.	2,721	258,413
International Flavors & Fragrances, Inc.	1,983	180,116
Element Solutions, Inc.	8,890	144,640
Dow, Inc.	3,272	143,739
DuPont de Nemours, Inc.	2,496	125,799
Total Basic Materials		5,264,731
Total Common Stocks
(Cost $73,009,482)		80,801,998

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	40,146	23,124
Expires 02/22/29
Total Rights
(Cost $–)		23,124

MONEY MARKET FUND† - 5.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[1]	5,073,941	5,073,941
Total Money Market Fund
(Cost $5,073,941)		5,073,941
Total Investments - 100.7%
(Cost $78,083,423)		$85,899,063
Other Assets & Liabilities, net - (0.7)%		(573,352)
Total Net Assets - 100.0%		$85,325,711

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$80,801,998	$—	$—	$80,801,998
Rights	23,124	—	—	23,124
Money Market Fund	5,073,941	—	—	5,073,941
Total Assets	$85,899,063	$—	$—	$85,899,063

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 1.8%
Financial - 0.9%
KKR Acquisition Holdings I Corp. — Class A*,1	16,530	$162,655
TPG Pace Beneficial II Corp.*,1	5,510	53,887
Acropolis Infrastructure Acquisition Corp. — Class A*,1	4,900	47,554
RXR Acquisition Corp. — Class A*,1	207	2,037
Colicity, Inc. — Class A*,1	163	1,604
MSD Acquisition Corp. — Class A*,1	84	832
Total Financial		268,569
Utilities - 0.6%
TexGen Power LLC*,††	7,929	206,154
Communications - 0.1%
Vacasa, Inc. — Class A*	14,083	43,235
Consumer, Non-cyclical - 0.1%
Cengage Learning Holdings II, Inc.*,††	2,107	25,284
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		25,284
Energy - 0.1%
Legacy Reserves, Inc.*,†††	1,969	17,229
Permian Production Partners LLC†††	9,124	7,481
Bruin E&P Partnership Units*,†††	6,071	136
Total Energy		24,846
Industrial - 0.0%
BP Holdco LLC*,†††,2	523	317
Vector Phoenix Holdings, LP*,†††	523	125
Total Industrial		442
Consumer, Cyclical - 0.0%
Chorus Aviation, Inc.*	3	5
Total Common Stocks
(Cost $610,521)		568,535

PREFERRED STOCKS†† - 1.2%
Financial - 1.2%
American Equity Investment Life Holding Co.
5.95%	6,000	134,700
Arch Capital Group Ltd.
4.55%	6,000	112,560
Charles Schwab Corp.
4.00% due*	150,000	110,190
Total Financial		357,450
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	–

Total Preferred Stocks
(Cost $1,075,000)		357,450

WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp.
Expiring 12/31/27*,1	4,132	496
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	1,632	163
Colicity, Inc.
Expiring 12/31/27*,1	30	2
MSD Acquisition Corp.
Expiring 05/13/23*,1	16	1
RXR Acquisition Corp.
Expiring 03/08/26*,1	38	1
Total Warrants
(Cost $5,740)		663

MONEY MARKET FUND† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[4]	384,213	384,213
Total Money Market Fund
(Cost $384,213)		384,213

	Face Amount~
CORPORATE BONDS†† - 76.6%
Consumer, Non-cyclical - 15.2%
Nielsen Finance LLC / Nielsen Finance Co.
4.75% due 07/15/31[5]	275,000	269,604
5.88% due 10/01/30[5]	150,000	149,380
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	410,000	364,031
CPI CG, Inc.
8.63% due 03/15/26[5]	351,000	326,276
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]	375,000	309,375
Rent-A-Center, Inc.
6.38% due 02/15/29[5,6]	375,000	292,500
Sabre GLBL, Inc.
7.38% due 09/01/25[5]	206,000	184,500
9.25% due 04/15/25[5]	50,000	47,870
Tenet Healthcare Corp.
6.13% due 06/15/30[5]	250,000	229,000
Darling Ingredients, Inc.
6.00% due 06/15/30[5]	200,000	190,338
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	200,000	184,500
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	179,000	178,993
Par Pharmaceutical, Inc.
due 04/01/27[5,7]	225,000	177,754
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38% due 08/31/27[5]	200,000	168,034
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	200,000	165,224
DaVita, Inc.
4.63% due 06/01/30[5]	200,000	154,750
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[5]	200,000	154,454
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	225,000	145,058
WW International, Inc.
4.50% due 04/15/29[5]	250,000	130,647

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 76.6% (continued)
Consumer, Non-cyclical - 15.2% (continued)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	107,000		$81,855
5.00% due 12/31/26[5]	50,000		43,877
Castor S.p.A.
6.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR	125,000	111,585
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
6.13% due 04/01/29[5,7]	125,000		98,675
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	125,000	98,010
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[5]	100,000		85,633
Medline Borrower, LP
5.25% due 10/01/29[5]	100,000		75,500
Lamb Weston Holdings, Inc.
4.13% due 01/31/30[5]	75,000		63,468
Central Garden & Pet Co.
4.13% due 04/30/31[5]	75,000		58,969
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	52,000		51,480
Garden Spinco Corp.
8.63% due 07/20/30[5]	25,000		25,828
Post Holdings, Inc.
5.63% due 01/15/28[5]	25,000		22,818
Total Consumer, Non-cyclical			4,639,986
Communications - 14.5%
Altice France S.A.
5.50% due 10/15/29[5]	325,000		244,525
8.13% due 02/01/27[5]	200,000		178,750
5.13% due 07/15/29[5]	175,000		130,744
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[5]	250,000		229,525
4.50% due 06/01/33[5]	250,000		184,692
4.25% due 01/15/34[5]	100,000		71,578
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	375,000		313,131
8.00% due 08/01/29[5]	175,000		143,671
Level 3 Financing, Inc.
4.25% due 07/01/28[5]	300,000		234,003
3.63% due 01/15/29[5]	300,000		222,117
CSC Holdings LLC
4.13% due 12/01/30[5]	225,000		168,120
4.63% due 12/01/30[5]	200,000		136,000
3.38% due 02/15/31[5]	50,000		35,250
VZ Secured Financing BV
5.00% due 01/15/32[5]	375,000		280,161
Cengage Learning, Inc.
9.50% due 06/15/24[5]	290,000		271,875
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	270,000		224,100
AMC Networks, Inc.
4.25% due 02/15/29	300,000		221,808
Virgin Media Finance plc
5.00% due 07/15/30[5]	275,000		202,234
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	125,000		96,930
4.13% due 07/01/30[5]	100,000		81,284
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000		173,454
UPC Broadband Finco BV
4.88% due 07/15/31[5]	200,000		155,206
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	200,000		151,538
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000		113,250
Cogent Communications Group, Inc.
7.00% due 06/15/27[5]	100,000		94,046
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	75,000		61,341
Total Communications			4,419,333
Financial - 11.6%
Iron Mountain, Inc.
5.63% due 07/15/32[5]	275,000		220,000
4.88% due 09/15/29[5]	120,000		98,579
5.25% due 07/15/30[5]	75,000		62,060
Hunt Companies, Inc.
5.25% due 04/15/29[5]	450,000		344,578
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	450,000		331,875
United Wholesale Mortgage LLC
5.50% due 04/15/29[5]	225,000		171,000
5.75% due 06/15/27[5]	200,000		158,481
NFP Corp.
6.88% due 08/15/28[5]	400,000		312,000
HUB International Ltd.
5.63% due 12/01/29[5]	175,000		146,125
7.00% due 05/01/26[5]	100,000		94,842
OneMain Finance Corp.
3.88% due 09/15/28	175,000		128,845
4.00% due 09/15/30	75,000		52,628
6.63% due 01/15/28	50,000		42,900
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[5]	200,000		185,510
Kennedy-Wilson, Inc.
5.00% due 03/01/31	150,000		108,759
4.75% due 03/01/29	100,000		76,320
USI, Inc.
6.88% due 05/01/25[5]	175,000		168,224
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[5]	200,000		154,819
Wilton Re Finance LLC
5.88% due 03/30/33[3,5]	150,000		147,257

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~		Value
CORPORATE BONDS†† - 76.6% (continued)
Financial - 11.6% (continued)
Assurant, Inc.
7.00% due 03/27/48[3]	150,000		$147,000
SLM Corp.
3.13% due 11/02/26	150,000		124,165
Home Point Capital, Inc.
5.00% due 02/01/26[5]	168,000		105,210
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	125,000		90,607
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000		62,774
Total Financial			3,534,558
Consumer, Cyclical - 8.7%
Crocs, Inc.
4.25% due 03/15/29[5]	300,000		238,500
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	265,000		233,728
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[5]	200,000		191,000
JB Poindexter & Company, Inc.
7.13% due 04/15/26[5]	200,000		185,000
Aramark Services, Inc.
5.00% due 02/01/28[5]	200,000		178,142
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	175,000		158,623
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000		153,318
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	200,000		153,091
Station Casinos LLC
4.63% due 12/01/31[5]	200,000		151,057
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000		142,240
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	175,000		133,500
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]	150,000		123,120
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	150,000		109,875
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	125,000		100,200
Wabash National Corp.
4.50% due 10/15/28[5]	125,000		96,901
Rite Aid Corp.
7.50% due 07/01/25[5]	113,000		85,973
Michaels Companies, Inc.
5.25% due 05/01/28[5]	100,000		70,198
Air Canada
3.88% due 08/15/26[5]	75,000		64,406
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]	75,000		57,754
Superior Plus, LP
4.25% due 05/18/28†††,5	CAD	75,000	47,257
Total Consumer, Cyclical			2,673,883
Industrial - 8.6%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	350,000		295,230
5.25% due 07/15/28[5]	150,000		123,979
Artera Services LLC
9.03% due 12/04/25[5]	400,000		322,000
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	430,000		321,425
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	275,000		248,188
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	225,000		173,384
Masonite International Corp.
5.38% due 02/01/28[5]	175,000		154,793
Amsted Industries, Inc.
4.63% due 05/15/30[5]	175,000		144,847
Standard Industries, Inc.
4.38% due 07/15/30[5]	150,000		114,750
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	125,000		111,030
TransDigm, Inc.
8.00% due 12/15/25[5]	100,000		101,421
Ball Corp.
3.13% due 09/15/31	125,000		94,219
EnerSys
4.38% due 12/15/27[5]	100,000		88,250
Howmet Aerospace, Inc.
5.95% due 02/01/37	75,000		67,780
Arcosa, Inc.
4.38% due 04/15/29[5]	75,000		63,750
Harsco Corp.
5.75% due 07/31/27[5]	100,000		62,479
Stericycle, Inc.
5.38% due 07/15/24[5]	50,000		48,066
Hillenbrand, Inc.
3.75% due 03/01/31	50,000		38,625
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[5]	25,000		23,750
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	25,000		18,516
Total Industrial			2,616,482
Energy - 7.5%
Parkland Corp.
4.63% due 05/01/30[5]	250,000		202,669
4.50% due 10/01/29[5]	225,000		181,647
NuStar Logistics, LP
5.63% due 04/28/27	200,000		174,386
6.38% due 10/01/30	100,000		85,567
6.00% due 06/01/26	75,000		68,654

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 76.6% (continued)
Energy - 7.5% (continued)
CVR Energy, Inc.
5.75% due 02/15/28[5]	325,000	$277,612
5.25% due 02/15/25[5]	25,000	22,503
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000	252,125
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	204,869
6.88% due 01/15/29	50,000	45,000
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	227,000	229,838
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.63% due 05/01/27[5]	175,000	158,375
EnLink Midstream LLC
6.50% due 09/01/30[5]	150,000	146,475
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	125,250
Kinetik Holdings, LP
5.88% due 06/15/30[5]	75,000	68,674
Southwestern Energy Co.
5.38% due 02/01/29	50,000	45,340
Total Energy		2,288,984
Basic Materials - 6.9%
Carpenter Technology Corp.
6.38% due 07/15/28	400,000	370,960
7.63% due 03/15/30	125,000	120,350
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	275,000	239,340
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	275,000	212,438
EverArc Escrow SARL
5.00% due 10/30/29[5]	225,000	181,630
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	175,000	164,461
Clearwater Paper Corp.
4.75% due 08/15/28[5]	175,000	153,234
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	110,000	89,751
4.50% due 06/01/31[5]	75,000	54,880
Valvoline, Inc.
3.63% due 06/15/31[5]	125,000	92,061
4.25% due 02/15/30[5]	25,000	23,625
WR Grace Holdings LLC
4.88% due 06/15/27[5]	125,000	107,454
Diamond BC BV
4.63% due 10/01/29[5]	150,000	104,373
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	100,000	83,000
Ingevity Corp.
3.88% due 11/01/28[5]	100,000	82,678
Mirabela Nickel Ltd.
due 06/24/19[7,8]	390,085	19,505
Total Basic Materials		2,099,740
Technology - 2.3%
NCR Corp.
6.13% due 09/01/29[5]	200,000	172,203
AthenaHealth Group, Inc.
6.50% due 02/15/30[5]	175,000	138,350
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]	125,000	118,837
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	100,000	98,008
Entegris Escrow Corp.
4.75% due 04/15/29[5]	100,000	88,082
MSCI, Inc.
3.88% due 02/15/31[5]	100,000	84,196
Total Technology		699,676
Utilities - 1.3%
Terraform Global Operating LLC
6.13% due 03/01/26[5]	420,000	393,750
Basic Energy Services, Inc.
due 10/15/23†††,7	168,000	4,620
Total Utilities		398,370
Total Corporate Bonds
(Cost $28,645,629)		23,371,012

SENIOR FLOATING RATE INTERESTS††,◊ - 19.5%
Consumer, Cyclical - 5.1%
PetSmart LLC
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	297,000	280,418
American Tire Distributors, Inc.
9.03% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	174,125	161,564
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
7.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	186,181	155,461
Congruex Group LLC
8.48% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29†††	124,688	120,947
First Brands Group LLC
7.94% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	113,349	108,702
Apro LLC
6.89% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/16/26	98,750	93,813
Mavis Tire Express Services TopCo Corp.
7.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	88,987	83,259

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 19.5% (continued)
Consumer, Cyclical - 5.1% (continued)
FR Refuel LLC
8.42% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	74,669	$71,309
CCRR Parent, Inc.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	73,875	71,012
Holding SOCOTEC
7.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28	74,250	68,681
Fertitta Entertainment LLC
7.03% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29	62,188	57,588
Sotheby's
7.01% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27	51,751	49,940
Flutter Financing B.V.
due 07/24/28	50,000	48,742
BCPE Empire Holdings, Inc.
7.76% (1 Month Term SOFR + 4.63%, Rate Floor: 4.63%) due 06/11/26	49,750	47,387
Galaxy US Opco, Inc.
7.78% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/29†††	50,000	46,875
Sweetwater Sound
7.38% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/07/28†††	50,000	45,500
Rent-A-Center, Inc.
6.06% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 02/17/28	49,250	44,571
Total Consumer, Cyclical		1,555,769
Consumer, Non-cyclical - 4.4%
SCP Eye Care Services LLC
7.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	126,563	125,930
7.32% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28†††	22,159	21,938
HAH Group Holding Co. LLC
8.71% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	148,133	140,726
Chefs' Warehouse, Inc.
7.93% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	100,000	99,250
Perrigo Investments LLC
5.63% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/20/29	99,750	98,004
Del Monte Foods, Inc.
7.37% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/16/29	100,000	95,583
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	98,750	92,002
Quirch Foods Holdings LLC
7.93% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27†††	98,250	91,741
Kronos Acquisition Holdings, Inc.
6.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	73,688	68,079
8.94% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	24,813	23,510
Blue Ribbon LLC
8.56% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	95,000	80,869
Gibson Brands, Inc.
7.94% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††	96,769	75,480
Balrog Acquisition, Inc.
7.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28†††	74,438	69,785
National Mentor Holdings, Inc.
7.18% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	94,140	66,721
Confluent Health LLC
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28†††	65,001	56,876
Osmosis Holdings Australia II Pty Ltd.
due 07/31/28	61,111	56,719
Mission Veterinary Partners
7.25% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	49,749	46,702

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 19.5% (continued)
Consumer, Non-cyclical - 4.4% (continued)
TGP Holdings LLC
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	22,816		$17,867
Total Consumer, Non-cyclical			1,327,782
Industrial - 3.6%
Arcline FM Holdings LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	173,250		160,256
Dispatch Terra Acquisition LLC
7.92% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	148,249		131,941
Pelican Products, Inc.
8.16% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	124,063		112,897
Pike Corp.
6.53% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 01/21/28	100,000		97,375
LTI Holdings, Inc.
7.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 07/24/26	99,625		93,398
Michael Baker International LLC
8.12% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††	74,438		72,204
Pro Mach Group, Inc.
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/31/28	74,458		70,855
Aegion Corp.
7.87% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††	74,250		67,753
PECF USS Intermediate Holding III Corp.
7.37% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	74,562		63,440
Air Canada
6.42% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	50,000		47,456
United Airlines, Inc.
6.53% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 04/21/28	49,375		47,037
Osmose Utility Services, Inc.
6.37% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 06/23/28	49,874		45,635
YAK MAT (YAK ACCESS LLC)
13.64% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26†††	150,000		45,000
US Farathane LLC
7.92% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	49,333		42,920
Total Industrial			1,098,167
Technology - 2.8%
Datix Bidco Ltd.
6.19% (6 Month GBP LIBOR + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	150,000	163,305
8.44% (6 Month GBP SONIA + 7.75%, Rate Floor: 8.44%) due 04/27/26†††	GBP	75,000	82,038
Peraton Corp.
6.87% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	242,020		228,951
Polaris Newco LLC
7.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	141,070		129,864
Taxware Holdings (Sovos Compliance LLC)
7.62% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 08/11/28	74,520		70,906
Apttus Corp.
7.12% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28†††	74,250		67,939
Atlas CC Acquisition Corp.
7.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	74,063		64,768
Planview Parent, Inc.
7.67% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	49,125		46,423
Total Technology			854,194
Communications - 1.9%
McGraw Hill LLC
8.32% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 07/28/28	198,124		182,274
Xplornet Communications, Inc.
7.12% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	123,750		108,560
Playtika Holding Corp.
5.87% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 03/13/28	98,500		94,157
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
4.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/18/28	74,625		70,396

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 19.5% (continued)
Communications - 1.9% (continued)
Cengage Learning Acquisitions, Inc.
7.81% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	74,250	$67,046
Flight Bidco, Inc.
6.62% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	49,870	46,566
Total Communications		568,999
Financial - 1.0%
Citadel Securities, LP
6.15% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/02/28	95,000	93,694
Franchise Group, Inc.
7.56% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	99,888	93,062
Claros Mortgage Trust, Inc.
7.25% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26	91,310	87,429
Eisner Advisory Group
8.40% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28†††	49,500	46,778
Total Financial		320,963
Basic Materials - 0.4%
NIC Acquisition Corp.
7.42% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	98,747	76,611
Ascend Performance Materials Operations LLC
8.42% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26	49,747	48,616
Total Basic Materials		125,227
Energy - 0.3%
TransMontaigne Operating Company LP
6.52% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 11/17/28	74,438	70,391
Permian Production Partners LLC
11.12% (1 Month USD LIBOR + 6.00%, Rate Floor: 9.12%) (in-kind rate was 2.00%) due 11/24/25†††,9	18,334	18,288
Total Energy		88,679
Total Senior Floating Rate Interests
(Cost $6,475,731)		5,939,780
Total Investments - 100.4%
(Cost $37,196,834)		$30,621,653
Other Assets & Liabilities, net - (0.4)%		(118,707)
Total Net Assets - 100.0%		$30,502,946

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Morgan Stanley Capital Services LLC	GBP	Sell	226,000	260,497 USD	10/17/22	$8,033
Bank of America, N.A.	EUR	Sell	225,000	225,335 USD	10/17/22	4,607
Morgan Stanley Capital Services LLC	CAD	Sell	67,000	50,972 USD	10/17/22	2,449
						$15,089

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Affiliated issuer.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

[4]	Rate indicated is the 7-day yield as of September 30, 2022.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $20,457,930 (cost $24,751,670), or 67.1% of total net assets.
[6]	All or a portion of this security has been physically segregated or earmarked in connection with reverse repurchase agreements. At September 30, 2022, the total market value of segregated or earmarked securities was $292,500— See Note 2.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $19,505 (cost $353,909), or 0.1% of total net assets — See Note 6.
[9]	Payment-in-kind security.

CAD — Canadian Dollar

EUR — Euro

EURIBOR — European Interbank Offered Rate

GBP — British Pound

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

SARL —  Société à Responsabilité Limitée

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$311,809	$231,438	$25,288		$568,535
Preferred Stocks	—	357,450	—	*	357,450
Warrants	663	—	—		663
Money Market Fund	384,213	—	—		384,213
Corporate Bonds	—	23,319,135	51,877		23,371,012
Senior Floating Rate Interests	—	4,357,897	1,581,883		5,939,780
Forward Foreign Currency Exchange Contracts**	—	15,089	—		15,089
Total Assets	$696,685	$28,281,009	$1,659,048		$30,636,742

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Unfunded Loan Commitments (Note 5)	$—	$—	$2,683		$2,683

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $264,449 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$25,152	Enterprise Value	Valuation Multiple	2.6x-12.3x	3.4x
Common Stocks	136	Model Price	Liquidation Value	—	—
Corporate Bonds	51,877	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	1,204,599	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	131,941	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	245,343	Yield Analysis	Yield	9.3%-12.2%	10.3%
Total Assets	$1,659,048
Liabilities:
Unfunded Loan Commitments	$2,683	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2022, the Fund had securities with a total value of $858,364 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $252,677 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2022:

		Assets			Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$-	$673,373	$209,563	$882,936	$(169)
Purchases/(Receipts)	-	240,131	-	240,131	(555)
(Sales, maturities and paydowns)/Fundings	-	(18,519)	-	(18,519)	480
Amortization of premiums/discounts	-	5,934	-	5,934	(2)
Total realized gains (losses) included in earnings	-	-	-	-	22
Total change in unrealized appreciation (depreciation) included in earnings	-	(79,000)	21,879	(57,121)	(2,459)
Transfers into Level 3	51,877	806,487	-	858,364	-
Transfers out of Level 3		(46,523)	(206,154)	(252,677)	-
Ending Balance	$51,877	$1,581,883	$25,288	$1,659,048	$(2,683)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2022	$-	$(76,290)	$74	$(76,216)	$(2,121)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22
Common Stocks
BP Holdco LLC *	$368	$–	$–	$–	$(51)	$317	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 94.8%
Financial - 32.8%
Prosperity Bancshares, Inc.	18,247	$1,216,710
Unum Group	29,058	1,127,450
BOK Financial Corp.	11,964	1,063,121
First Merchants Corp.	21,923	847,982
Hanmi Financial Corp.	35,569	842,274
Cathay General Bancorp	21,370	821,890
Physicians Realty Trust REIT	54,266	816,160
Hancock Whitney Corp.	17,715	811,524
CNO Financial Group, Inc.	38,808	697,380
LXP Industrial Trust REIT	67,059	614,260
Old Republic International Corp.	29,318	613,626
Axis Capital Holdings Ltd.	12,130	596,189
Banc of California, Inc.	37,010	591,049
Stifel Financial Corp.	10,167	527,769
Zions Bancorp North America	10,312	524,468
MGIC Investment Corp.	39,769	509,839
Old National Bancorp	30,698	505,596
Simmons First National Corp. — Class A	23,197	505,463
Citizens Financial Group, Inc.	14,371	493,788
STAG Industrial, Inc. REIT	17,048	484,675
Independent Bank Group, Inc.	7,348	451,094
First American Financial Corp.	9,429	434,677
Apple Hospitality REIT, Inc.	30,185	424,401
Flagstar Bancorp, Inc.	12,439	415,463
Trustmark Corp.	10,996	336,807
Sunstone Hotel Investors, Inc. REIT	35,434	333,788
Heartland Financial USA, Inc.	7,689	333,395
First Hawaiian, Inc.	12,966	319,353
Wintrust Financial Corp.	3,881	316,495
Texas Capital Bancshares, Inc.*	5,226	308,491
Kennedy-Wilson Holdings, Inc.	17,252	266,716
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	240,293
Park Hotels & Resorts, Inc. REIT	19,249	216,744
RMR Group, Inc. — Class A	7,220	171,042
United Community Banks, Inc.	4,515	149,446
Heritage Insurance Holdings, Inc.*	29,534	66,747
Total Financial		18,996,165
Industrial - 24.2%
Curtiss-Wright Corp.	5,763	801,979
Graphic Packaging Holding Co.	39,961	788,830
Arcosa, Inc.	13,387	765,469
Sanmina Corp.*	16,460	758,477
GATX Corp.	8,802	749,490
Knight-Swift Transportation Holdings, Inc.	15,260	746,672
Kirby Corp.*	12,130	737,140
Valmont Industries, Inc.	2,731	733,601
MDU Resources Group, Inc.	26,414	722,423
Littelfuse, Inc.	3,479	691,242
Terex Corp.	18,854	560,718
Daseke, Inc.*	94,908	513,452
Enovis Corp.*	10,676	491,843
PGT Innovations, Inc.*	21,399	448,523
Moog, Inc. — Class A	6,196	435,889
Altra Industrial Motion Corp.	12,814	430,807
Belden, Inc.	5,787	347,336
Zurn Elkay Water Solutions Corp.	13,569	332,441
Sonoco Products Co.	5,696	323,134
Summit Materials, Inc. — Class A*	12,701	304,316
Stoneridge, Inc.*	16,962	287,506
Plexus Corp.*	3,103	271,699
Mercury Systems, Inc.*	6,627	269,056
Park Aerospace Corp.	24,234	267,543
EnerSys	4,571	265,895
Advanced Energy Industries, Inc.	3,261	252,434
Smith-Midland Corp.*	9,338	249,792
Coherent Corp.*	6,131	213,665
Esab Corp.	6,348	211,769
Total Industrial		13,973,141
Consumer, Cyclical - 10.5%
MSC Industrial Direct Company, Inc. — Class A	11,510	838,043
Alaska Air Group, Inc.*	18,767	734,728
H&E Equipment Services, Inc.	24,579	696,569
Methode Electronics, Inc.	17,885	664,428
Meritage Homes Corp.*	8,962	629,760
Rush Enterprises, Inc. — Class A	10,883	477,328
Hawaiian Holdings, Inc.*	31,086	408,781
Leggett & Platt, Inc.	8,870	294,662
Marriott Vacations Worldwide Corp.	2,255	274,794
Whirlpool Corp.	1,956	263,688
Lakeland Industries, Inc.*	21,184	244,252
Macy's, Inc.	13,170	206,374
Newell Brands, Inc.	13,715	190,501
UniFirst Corp.	884	148,715
Total Consumer, Cyclical		6,072,623
Utilities - 5.5%
OGE Energy Corp.	30,576	1,114,801
Black Hills Corp.	14,699	995,563
Spire, Inc.	7,249	451,830
Avista Corp.	9,559	354,161
ALLETE, Inc.	5,769	288,739
Total Utilities		3,205,094
Energy - 5.4%
Pioneer Natural Resources Co.	10,421	2,256,459
CNX Resources Corp.*	40,226	624,710
Patterson-UTI Energy, Inc.	19,446	227,129
Total Energy		3,108,298
Basic Materials - 5.4%
Huntsman Corp.	28,622	702,384
Reliance Steel & Aluminum Co.	3,874	675,664
Ashland, Inc.	6,259	594,417
Avient Corp.	17,177	520,463
Commercial Metals Co.	8,977	318,504
Element Solutions, Inc.	17,775	289,200
Total Basic Materials		3,100,632
Consumer, Non-cyclical - 4.8%
Ingredion, Inc.	9,108	733,376
Encompass Health Corp.	15,933	720,650
Central Garden & Pet Co. — Class A*	15,598	532,828
Euronet Worldwide, Inc.*	3,386	256,523

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 94.8% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Perdoceo Education Corp.*	20,801	$214,250
Ironwood Pharmaceuticals, Inc. — Class A*	16,911	175,198
ICF International, Inc.	1,442	157,207
Total Consumer, Non-cyclical		2,790,032
Technology - 4.2%
Science Applications International Corp.	8,332	736,799
MACOM Technology Solutions Holdings, Inc.*	8,201	424,730
Amkor Technology, Inc.	24,185	412,354
Conduent, Inc.*	95,977	320,563
Silicon Laboratories, Inc.*	2,327	287,245
Power Integrations, Inc.	4,139	266,220
Total Technology		2,447,911
Communications - 2.0%
Ciena Corp.*	10,256	414,650
Infinera Corp.*	80,707	390,622
Gray Television, Inc.	25,944	371,518
Total Communications		1,176,790
Total Common Stocks
(Cost $55,544,255)		54,870,686

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp. *,1	116,667	34
Total Convertible Preferred Stocks
(Cost $111,409)		34

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	46,805
Total Rights
(Cost $–)		46,805

EXCHANGE-TRADED FUNDS† - 3.6%
iShares Russell 2000 Value ETF	11,483	1,480,503
SPDR S&P Biotech ETF*	7,546	598,549
Total Exchange-Traded Funds
(Cost $1,915,542)		2,079,052

MONEY MARKET FUND† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[2]	1,266,302	1,266,302
Total Money Market Fund
(Cost $1,266,302)		1,266,302
Total Investments - 100.7%
(Cost $58,837,508)		$58,262,879
Other Assets & Liabilities, net - (0.7)%		(392,379)
Total Net Assets - 100.0%		$57,870,500

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,870,686	$—	$—	$54,870,686
Convertible Preferred Stocks	—	—	34	34
Rights	46,805	—	—	46,805
Exchange-Traded Funds	2,079,052	—	—	2,079,052
Money Market Fund	1,266,302	—	—	1,266,302
Total Assets	$58,262,845	$—	$34	$58,262,879

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 96.9%
Financial - 26.7%
Unum Group	96,805	$3,756,034
Prosperity Bancshares, Inc.	46,351	3,090,685
Physicians Realty Trust REIT	164,446	2,473,268
BOK Financial Corp.	27,458	2,439,918
First Merchants Corp.	56,292	2,177,374
VICI Properties, Inc. REIT	70,712	2,110,753
Alexandria Real Estate Equities, Inc. REIT	14,205	1,991,399
Alleghany Corp.*	2,070	1,737,496
Old Republic International Corp.	75,587	1,582,036
Axis Capital Holdings Ltd.	29,809	1,465,112
Sun Communities, Inc. REIT	10,576	1,431,250
Stifel Financial Corp.	26,146	1,357,239
Old National Bancorp	79,106	1,302,876
Voya Financial, Inc.	21,525	1,302,262
KeyCorp	72,582	1,162,764
Apple Hospitality, Inc. REIT	82,613	1,161,539
First American Financial Corp.	24,171	1,114,283
Heartland Financial USA, Inc.	21,485	931,590
Gaming and Leisure Properties, Inc. REIT	19,571	865,821
Trustmark Corp.	27,785	851,054
Hancock Whitney Corp.	18,175	832,597
Wintrust Financial Corp.	10,005	815,908
First Hawaiian, Inc.	32,761	806,903
Texas Capital Bancshares, Inc.*	13,497	796,728
STAG Industrial, Inc. REIT	26,463	752,343
Medical Properties Trust, Inc. REIT	53,620	635,933
Park Hotels & Resorts, Inc. REIT	50,975	573,979
United Community Banks, Inc.	11,605	384,125
Heritage Insurance Holdings, Inc.*	74,765	168,969
Total Financial		40,072,238
Industrial - 22.3%
Graphic Packaging Holding Co.	119,885	2,366,530
Kirby Corp.*	38,649	2,348,700
Curtiss-Wright Corp.	16,040	2,232,126
Valmont Industries, Inc.	7,997	2,148,154
Knight-Swift Transportation Holdings, Inc.	42,599	2,084,369
Littelfuse, Inc.	10,214	2,029,420
Arcosa, Inc.	34,542	1,975,112
MDU Resources Group, Inc.	67,949	1,858,405
Johnson Controls International plc	32,961	1,622,341
PGT Innovations, Inc.*	68,573	1,437,290
Terex Corp.	47,683	1,418,092
Daseke, Inc.*	244,873	1,324,763
Enovis Corp.*	27,084	1,247,760
Altra Industrial Motion Corp.	32,424	1,090,095
Zurn Elkay Water Solutions Corp.	42,569	1,042,940
GATX Corp.	11,670	993,700
Plexus Corp.*	9,638	843,903
Sonoco Products Co.	14,545	825,138
Advanced Energy Industries, Inc.	10,258	794,072
Stoneridge, Inc.*	43,902	744,139
Mercury Systems, Inc.*	17,050	692,230
EnerSys	11,333	659,240
Park Aerospace Corp.	55,250	609,960
Esab Corp.	17,760	592,474
Coherent Corp.*	15,702	547,215
Total Industrial		33,528,168
Consumer, Non-cyclical - 11.3%
Bunge Ltd.	40,835	3,371,746
Ingredion, Inc.	36,948	2,975,053
Henry Schein, Inc.*	25,168	1,655,299
Central Garden & Pet Co. — Class A*	43,114	1,472,774
Encompass Health Corp.	31,114	1,407,286
Prothena Corporation plc*	20,990	1,272,624
Tyson Foods, Inc. — Class A	18,994	1,252,274
Quest Diagnostics, Inc.	6,475	794,418
Integer Holdings Corp.*	12,692	789,823
Euronet Worldwide, Inc.*	8,694	658,657
Jazz Pharmaceuticals plc*	3,354	447,055
Ironwood Pharmaceuticals, Inc. — Class A*	42,997	445,449
ICF International, Inc.	3,733	406,972
Total Consumer, Non-cyclical		16,949,430
Consumer, Cyclical - 9.3%
MSC Industrial Direct Company, Inc. — Class A	32,069	2,334,944
H&E Equipment Services, Inc.	61,426	1,740,813
DR Horton, Inc.	24,721	1,664,959
Methode Electronics, Inc.	43,794	1,626,947
Alaska Air Group, Inc.*	32,117	1,257,380
Ralph Lauren Corp. — Class A	13,536	1,149,613
Leggett & Platt, Inc.	22,402	744,194
Marriott Vacations Worldwide Corp.	5,658	689,484
Whirlpool Corp.	5,059	682,004
PVH Corp.	11,908	533,478
Newell Brands, Inc.	35,094	487,456
Lakeland Industries, Inc.*	35,963	414,653
UniFirst Corp.	2,281	383,733
Meritage Homes Corp.*	5,181	364,069
Total Consumer, Cyclical		14,073,727
Technology - 8.2%
Evolent Health, Inc. — Class A*	104,193	3,743,654
Science Applications International Corp.	23,262	2,057,059
Teradyne, Inc.	25,467	1,913,845
Leidos Holdings, Inc.	19,309	1,688,958
MACOM Technology Solutions Holdings, Inc.*	21,155	1,095,618
Silicon Laboratories, Inc.*	8,862	1,093,925
Power Integrations, Inc.	10,709	688,803
Total Technology		12,281,862
Basic Materials - 7.0%
Westlake Corp.	23,085	2,005,625
Huntsman Corp.	80,652	1,979,200
Reliance Steel & Aluminum Co.	9,765	1,703,114
Ashland, Inc.	17,628	1,674,131
Avient Corp.	46,496	1,408,829
Nucor Corp.	9,527	1,019,294
Element Solutions, Inc.	45,998	748,387
Total Basic Materials		10,538,580

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 96.9% (continued)
Energy - 5.9%
Pioneer Natural Resources Co.	30,929	$6,697,057
Diamondback Energy, Inc.	6,961	838,522
Kinder Morgan, Inc.	47,986	798,487
Patterson-UTI Energy, Inc.	49,799	581,652
HydroGen Corp.*,†††,1	672,346	1
Total Energy		8,915,719
Utilities - 3.8%
OGE Energy Corp.	78,870	2,875,600
Black Hills Corp.	22,184	1,502,522
Pinnacle West Capital Corp.	11,286	728,060
Spire, Inc.	9,347	582,599
Total Utilities		5,688,781
Communications - 2.4%
Fox Corp. — Class B	53,446	1,523,211
Ciena Corp.*	25,828	1,044,226
Infinera Corp.*	205,924	996,672
Total Communications		3,564,109
Total Common Stocks
(Cost $143,399,157)		145,612,614

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	126,903
Expires 02/22/29
Total Rights
(Cost $–)		126,903

MONEY MARKET FUND† - 3.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[3]	5,657,767	5,657,767
Total Money Market Fund
(Cost $5,657,767)		5,657,767
Total Investments - 100.8%
(Cost $149,351,362)		$151,397,374
Other Assets & Liabilities, net - (0.8)%		(1,225,866)
Total Net Assets - 100.0%		$150,171,508

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of September 30, 2022.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$145,612,613	$—	$1	$145,612,614
Convertible Preferred Stocks	—	—	90	90
Rights	126,903	—	—	126,903
Money Market Fund	5,657,767	—	—	5,657,767
Total Assets	$151,397,283	$—	$91	$151,397,374

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22
Common Stocks
HydroGen Corp. *	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 23.3%
Consumer, Non-cyclical - 5.3%
AMN Healthcare Services, Inc.*	757	$80,212
Cytokinetics, Inc.*	1,299	62,937
Varex Imaging Corp.*	2,871	60,693
Ensign Group, Inc.	751	59,705
Ironwood Pharmaceuticals, Inc. — Class A*	5,427	56,224
Alarm.com Holdings, Inc.*	866	56,169
Prestige Consumer Healthcare, Inc.*	1,034	51,524
Simply Good Foods Co.*	1,554	49,713
Pacira BioSciences, Inc.*	887	47,180
Xencor, Inc.*	1,707	44,348
Lantheus Holdings, Inc.*	599	42,128
Supernus Pharmaceuticals, Inc.*	1,228	41,568
USANA Health Sciences, Inc.*	724	40,580
LeMaitre Vascular, Inc.	794	40,240
EVERTEC, Inc.	1,247	39,093
Innoviva, Inc.*	3,314	38,476
United Natural Foods, Inc.*	1,012	34,782
Integra LifeSciences Holdings Corp.*	782	33,125
Arcus Biosciences, Inc.*	1,258	32,909
Monro, Inc.	721	31,334
Vir Biotechnology, Inc.*	1,591	30,674
Vanda Pharmaceuticals, Inc.*	2,962	29,265
Corcept Therapeutics, Inc.*	1,121	28,742
Dynavax Technologies Corp.*	2,701	28,198
Amphastar Pharmaceuticals, Inc.*	959	26,948
Medifast, Inc.	244	26,440
MGP Ingredients, Inc.	241	25,584
Eagle Pharmaceuticals, Inc.*	941	24,861
Fulgent Genetics, Inc.*	633	24,130
US Physical Therapy, Inc.	308	23,414
Ligand Pharmaceuticals, Inc. — Class B*	253	21,786
iTeos Therapeutics, Inc.*	877	16,707
Total Consumer, Non-cyclical		1,249,689
Industrial - 4.5%
UFP Industries, Inc.	1,059	76,418
PGT Innovations, Inc.*	3,309	69,357
Mueller Industries, Inc.	1,038	61,699
Standex International Corp.	744	60,747
OSI Systems, Inc.*	842	60,674
Hillenbrand, Inc.	1,471	54,015
Advanced Energy Industries, Inc.	680	52,639
Eagle Materials, Inc.	465	49,839
Albany International Corp. — Class A	629	49,584
Fabrinet*	506	48,298
Park Aerospace Corp.	4,351	48,035
Applied Industrial Technologies, Inc.	417	42,860
Encore Wire Corp.	363	41,941
Matson, Inc.	619	38,081
Dorian LPG Ltd.	2,772	37,616
Materion Corp.	448	35,840
Sturm Ruger & Company, Inc.	641	32,556
Insteel Industries, Inc.	1,204	31,942
ArcBest Corp.	362	26,328
CTS Corp.	588	24,490
Myers Industries, Inc.	1,464	24,112
Knowles Corp.*	1,886	22,953
Boise Cascade Co.	359	21,346
Louisiana-Pacific Corp.	333	17,046
Simpson Manufacturing Company, Inc.	216	16,934
Exponent, Inc.	190	16,658
Comfort Systems USA, Inc.	119	11,582
Total Industrial		1,073,590
Technology - 4.1%
Diodes, Inc.*	1,270	82,436
Rambus, Inc.*	2,521	64,084
Onto Innovation, Inc.*	933	59,759
Progress Software Corp.	1,252	53,273
ExlService Holdings, Inc.*	351	51,724
SPS Commerce, Inc.*	402	49,941
Kulicke & Soffa Industries, Inc.	1,271	48,971
Axcelis Technologies, Inc.*	737	44,633
Ultra Clean Holdings, Inc.*	1,479	38,084
Veeco Instruments, Inc.*	1,969	36,072
FormFactor, Inc.*	1,378	34,519
Digi International, Inc.*	961	33,222
Cohu, Inc.*	1,287	33,179
MaxLinear, Inc. — Class A*	986	32,163
CEVA, Inc.*	1,159	30,400
SMART Global Holdings, Inc.*	1,843	29,248
Cirrus Logic, Inc.*	415	28,552
CSG Systems International, Inc.	514	27,180
ACI Worldwide, Inc.*	1,297	27,107
TTEC Holdings, Inc.	568	25,168
Digital Turbine, Inc.*	1,686	24,295
3D Systems Corp.*	3,033	24,203
Amkor Technology, Inc.	1,154	19,676
Synaptics, Inc.*	185	18,317
Maximus, Inc.	295	17,072
Alpha & Omega Semiconductor Ltd.*	541	16,641
Lumentum Holdings, Inc.*	225	15,428
Total Technology		965,347
Financial - 3.3%
Eagle Bancorp, Inc.	1,538	68,933
Preferred Bank/Los Angeles CA	1,054	68,752
First BanCorp	4,964	67,908
Central Pacific Financial Corp.	3,022	62,525
FB Financial Corp.	1,443	55,137
First Bancorp	1,445	52,858
National Bank Holdings Corp. — Class A	1,375	50,861
Ameris Bancorp	1,045	46,722
Pathward Financial, Inc.	1,263	41,629
OFG Bancorp	1,645	41,339
HomeStreet, Inc.	1,434	41,314
Dime Community Bancshares, Inc.	1,301	38,093
Hilltop Holdings, Inc.	1,466	36,430
Enova International, Inc.*	1,079	31,582
Southside Bancshares, Inc.	488	17,256
ServisFirst Bancshares, Inc.	214	17,120

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 23.3% (continued)
Financial - 3.3% (continued)
Agree Realty Corp. REIT	232	$15,679
Four Corners Property Trust, Inc. REIT	445	10,764
LXP Industrial Trust REIT	1,161	10,635
Total Financial		775,537
Consumer, Cyclical - 2.8%
GMS, Inc.*	1,452	58,094
Methode Electronics, Inc.	1,507	55,985
Brunswick Corp.	738	48,302
Signet Jewelers Ltd.	767	43,865
Asbury Automotive Group, Inc.*	254	38,379
Installed Building Products, Inc.	440	35,636
Cavco Industries, Inc.*	172	35,391
Academy Sports & Outdoors, Inc.	781	32,942
Sally Beauty Holdings, Inc.*	2,593	32,672
Jack in the Box, Inc.	414	30,665
LCI Industries	299	30,336
Winnebago Industries, Inc.	559	29,744
Patrick Industries, Inc.	632	27,707
Kontoor Brands, Inc.	750	25,207
Golden Entertainment, Inc.*	722	25,191
Sleep Number Corp.*	702	23,735
Buckle, Inc.	660	20,896
Vista Outdoor, Inc.*	801	19,480
Boyd Gaming Corp.	369	17,583
Children's Place, Inc.*	522	16,125
Movado Group, Inc.	568	16,006
Shoe Carnival, Inc.	743	15,930
Total Consumer, Cyclical		679,871
Communications - 1.3%
InterDigital, Inc.	1,296	52,384
Viavi Solutions, Inc.*	3,864	50,425
Harmonic, Inc.*	3,255	42,543
Perficient, Inc.*	649	42,198
HealthStream, Inc.*	1,883	40,033
Extreme Networks, Inc.*	2,925	38,230
ADTRAN Holdings, Inc.	1,246	24,397
A10 Networks, Inc.	1,772	23,514
Total Communications		313,724
Energy - 1.0%
SM Energy Co.	1,493	56,152
Antero Midstream Corp.	6,080	55,814
DT Midstream, Inc.	1,073	55,678
Civitas Resources, Inc.	911	52,282
Callon Petroleum Co.*	713	24,962
Total Energy		244,888
Basic Materials - 1.0%
Balchem Corp.	561	68,206
Livent Corp.*	2,196	67,308
Ingevity Corp.*	643	38,985
ATI, Inc.*	1,148	30,548
AdvanSix, Inc.	896	28,762
Total Basic Materials		233,809
Total Common Stocks
(Cost $6,354,900)		5,536,455

MUTUAL FUNDS† - 74.6%
Guggenheim Strategy Fund III[1]	321,965	7,733,589
Guggenheim Variable Insurance Strategy Fund III[1]	280,585	6,736,842
Guggenheim Strategy Fund II1	122,472	2,935,656
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	29,629	284,144
Total Mutual Funds
(Cost $18,282,812)		17,690,231

MONEY MARKET FUND† - 2.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.46%[2]	662,196	662,196
Total Money Market Fund
(Cost $662,196)		662,196
Total Investments - 100.7%
(Cost $25,299,908)		$23,888,882
Other Assets & Liabilities, net - (0.7)%		(170,505)
Total Net Assets - 100.0%		$23,718,377

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Dec 2022	$220,780	$(32,374)

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	2.73% (Federal Funds Rate - 0.35%)	At Maturity	12/28/22	17,154	$17,999,572	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,536,455	$—		$—	$5,536,455
Mutual Funds	17,690,231	—		—	17,690,231
Money Market Fund	662,196	—		—	662,196
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$23,888,882	$—		$—	$23,888,882

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$32,374	$—		$—	$32,374

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,675,169	$6,581,580	$(10,171,974)	$(131,228)	$(17,891)	$2,935,656	122,472	$66,416
Guggenheim Strategy Fund III	9,233,350	144,668	(1,282,814)	(33,425)	(328,190)	7,733,589	321,965	143,708
Guggenheim Ultra Short Duration Fund — Institutional Class	3,333,685	4,851	(3,041,984)	(19,829)	7,421	284,144	29,629	4,968
Guggenheim Variable Insurance Strategy Fund III	$8,963,296	$874,194	$(2,787,978)	$(61,913)	$(250,757)	$6,736,842	280,585	$123,437
	$28,205,500	$7,605,293	$(17,284,750)	$(246,395)	$(589,417)	$17,690,231		$338,529

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 20.7%
Technology - 8.0%
Apple, Inc.	7,385	$1,020,607
Microsoft Corp.	3,549	826,562
QUALCOMM, Inc.	1,027	116,031
NVIDIA Corp.	755	91,649
Texas Instruments, Inc.	584	90,392
Akamai Technologies, Inc.*	962	77,268
Applied Materials, Inc.	925	75,785
NetApp, Inc.	1,128	69,767
KLA Corp.	225	68,092
NXP Semiconductor N.V.	443	65,347
Microchip Technology, Inc.	1,039	63,410
Skyworks Solutions, Inc.	712	60,712
HP, Inc.	2,379	59,285
Lam Research Corp.	154	56,364
Qorvo, Inc.*	675	53,602
Broadcom, Inc.	115	51,061
Seagate Technology Holdings plc	954	50,781
Adobe, Inc.*	89	24,493
Intuit, Inc.	58	22,464
Total Technology		2,943,672
Communications - 4.3%
Alphabet, Inc. — Class C*	6,031	579,881
Amazon.com, Inc.*	3,945	445,785
Meta Platforms, Inc. — Class A*	1,428	193,751
Cisco Systems, Inc.	2,808	112,320
VeriSign, Inc.*	473	82,160
F5, Inc.*	546	79,023
CDW Corp.	428	66,802
Netflix, Inc.*	112	26,369
Total Communications		1,586,091
Consumer, Non-cyclical - 4.3%
Pfizer, Inc.	3,352	146,684
Regeneron Pharmaceuticals, Inc.*	200	137,774
AbbVie, Inc.	902	121,057
Vertex Pharmaceuticals, Inc.*	374	108,288
Amgen, Inc.	451	101,655
Hershey Co.	402	88,629
Molina Healthcare, Inc.*	257	84,769
Hologic, Inc.*	1,312	84,650
Quest Diagnostics, Inc.	683	83,797
Incyte Corp.*	1,232	82,101
Keurig Dr Pepper, Inc.	2,279	81,634
United Rentals, Inc.*	302	81,576
Avery Dennison Corp.	469	76,306
Eli Lilly & Co.	231	74,694
HCA Healthcare, Inc.	311	57,159
UnitedHealth Group, Inc.	79	39,898
Thermo Fisher Scientific, Inc.	78	39,561
Moderna, Inc.*	287	33,938
PepsiCo, Inc.	145	23,672
Laboratory Corporation of America Holdings	109	22,324
PayPal Holdings, Inc.*	179	15,407
Total Consumer, Non-cyclical		1,585,573
Consumer, Cyclical - 1.7%
Tesla, Inc.*	928	246,152
Lowe's Companies, Inc.	764	143,487
NVR, Inc.*	16	63,793
McDonald's Corp.	257	59,300
Home Depot, Inc.	202	55,740
Bath & Body Works, Inc.	1,182	38,533
Total Consumer, Cyclical		607,005
Financial - 0.7%
Raymond James Financial, Inc.	853	84,293
Regions Financial Corp.	4,129	82,869
Synchrony Financial	1,715	48,346
Prologis, Inc. REIT	228	23,165
Visa, Inc. — Class A	124	22,029
Mastercard, Inc. — Class A	50	14,217
Total Financial		274,919
Industrial - 0.7%
Masco Corp.	1,561	72,883
Sealed Air Corp.	1,608	71,572
Pentair plc	1,548	62,895
Otis Worldwide Corp.	713	45,490
Total Industrial		252,840
Energy - 0.7%
Occidental Petroleum Corp.	1,417	87,075
APA Corp.	2,268	77,543
ONEOK, Inc.	1,477	75,681
Total Energy		240,299
Basic Materials - 0.3%
Nucor Corp.	681	72,860
CF Industries Holdings, Inc.	438	42,157
Total Basic Materials		115,017
Total Common Stocks
(Cost $8,186,748)		7,605,416

MUTUAL FUNDS† - 78.6%
Guggenheim Strategy Fund III[1]	479,071	11,507,278
Guggenheim Variable Insurance Strategy Fund III[1]	408,095	9,798,351
Guggenheim Strategy Fund II1	160,092	3,837,415
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	384,375	3,686,153
Total Mutual Funds
(Cost $29,883,201)		28,829,197
Total Investments - 99.3%
(Cost $38,069,949)		$36,434,613
Other Assets & Liabilities, net - 0.7%		244,860
Total Net Assets - 100.0%		$36,679,473

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	3	Dec 2022	$539,588	$(16,999)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	3.16% (Federal Funds Rate + 0.08%)	At Maturity	12/28/22	13,694	$28,999,770	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,605,416	$—		$—	$7,605,416
Mutual Funds	28,829,197	—		—	28,829,197
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$36,434,613	$—		$—	$36,434,613

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,999	$—		$—	$16,999

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2021, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126821000490/gugg83048-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Fund Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

Transactions during the period ended September 30, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/21	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Shares 09/30/22	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,709,839	$10,191,966	$(14,837,911)	$(189,620)	$(36,859)	$3,837,415	160,092	$100,431
Guggenheim Strategy Fund III	14,184,016	1,471,223	(3,586,956)	(71,188)	(489,817)	11,507,278	479,071	219,823
Guggenheim Ultra Short Duration Fund — Institutional Class	9,222,929	50,183	(5,456,983)	(31,221)	(98,755)	3,686,153	384,375	50,023
Guggenheim Variable Insurance Strategy Fund III	12,887,874	177,236	(2,821,955)	(63,097)	(381,707)	9,798,351	408,095	176,126
	$45,004,658	$11,890,608	$(26,703,805)	$(355,126)	$(1,007,138)	$28,829,197		$546,403

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 88.1%
Consumer, Non-cyclical - 27.0%
Bristol-Myers Squibb Co.[1]	510	$36,234
Johnson & Johnson[1]	215	35,122
Ironwood Pharmaceuticals, Inc. — Class A*	3,317	34,364
John B Sanfilippo & Son, Inc.	443	33,548
Conagra Brands, Inc.[1]	1,028	33,544
Amgen, Inc.[1]	144	32,458
Hologic, Inc.*,1	500	32,260
Mondelez International, Inc. — Class A1	583	31,966
Colgate-Palmolive Co.[1]	451	31,683
Avery Dennison Corp.[1]	185	30,100
AbbVie, Inc.[1]	222	29,795
Perdoceo Education Corp.*,1	2,882	29,685
Post Holdings, Inc.*	352	28,832
Varex Imaging Corp.*	1,318	27,862
Tyson Foods, Inc. — Class A1	418	27,559
USANA Health Sciences, Inc.*	478	26,792
Archer-Daniels-Midland Co.[1]	329	26,468
Pilgrim's Pride Corp.*,1	1,124	25,874
Reynolds Consumer Products, Inc.	991	25,776
Prestige Consumer Healthcare, Inc.*,1	515	25,663
Philip Morris International, Inc.[1]	298	24,737
CVS Health Corp.	246	23,461
Altria Group, Inc.[1]	581	23,461
United Therapeutics Corp.*	112	23,450
Integra LifeSciences Holdings Corp.*,1	491	20,799
Regeneron Pharmaceuticals, Inc.*	30	20,666
Ingredion, Inc.	233	18,761
Merck & Company, Inc.[1]	184	15,846
SpartanNash Co.	537	15,584
Eli Lilly & Co.	43	13,904
Vanda Pharmaceuticals, Inc.*,1	1,361	13,447
Vertex Pharmaceuticals, Inc.*,1	46	13,319
Eagle Pharmaceuticals, Inc.*	491	12,972
Innoviva, Inc.*	1,038	12,051
Universal Corp.	241	11,095
Amphastar Pharmaceuticals, Inc.*	340	9,554
Medtronic plc	115	9,286
Quanex Building Products Corp.	457	8,299
Viatris, Inc.	942	8,026
Global Payments, Inc.	71	7,671
EVERTEC, Inc.[1]	232	7,273
Globus Medical, Inc. — Class A*	119	7,089
Quest Diagnostics, Inc.[1]	55	6,748
Hain Celestial Group, Inc.*	379	6,398
Sotera Health Co.*	639	4,358
Total Consumer, Non-cyclical		943,840
Industrial - 12.7%
Barnes Group, Inc.	1,123	32,432
Standex International Corp.	366	29,884
OSI Systems, Inc.*,1	407	29,328
Eagle Materials, Inc.[1]	262	28,081
Snap-on, Inc.[1]	139	27,988
Sonoco Products Co.	481	27,287
Sturm Ruger & Company, Inc.[1]	493	25,040
Westrock Co.	785	24,249
Vishay Intertechnology, Inc.[1]	1,352	24,052
Albany International Corp. — Class A1	279	21,994
AptarGroup, Inc.	230	21,857
Timken Co.[1]	302	17,830
Energizer Holdings, Inc.[1]	665	16,718
EMCOR Group, Inc.[1]	137	15,821
EnPro Industries, Inc.	182	15,466
Arrow Electronics, Inc.*	135	12,446
Knowles Corp.*	864	10,515
Sanmina Corp.*	205	9,446
Dorian LPG Ltd.	660	8,956
Louisiana-Pacific Corp.	166	8,498
Packaging Corporation of America[1]	74	8,309
TTM Technologies, Inc.*	617	8,132
Insteel Industries, Inc.	272	7,216
Agilent Technologies, Inc.	54	6,564
Lennox International, Inc.	27	6,012
Total Industrial		444,121
Financial - 11.4%
Associated Banc-Corp.	1,790	35,943
S&T Bancorp, Inc.	1,201	35,201
Renasant Corp.	1,093	34,189
BankUnited, Inc.	993	33,931
Eagle Bancorp, Inc.	753	33,750
Preferred Bank/Los Angeles CA	433	28,245
Global Net Lease, Inc. REIT	2,525	26,891
National Bank Holdings Corp. — Class A1	689	25,486
Office Properties Income Trust REIT	1,405	19,740
Central Pacific Financial Corp.	725	15,000
Getty Realty Corp. REIT	550	14,790
Stewart Information Services Corp.	320	13,965
Everest Re Group Ltd.	48	12,597
Hilltop Holdings, Inc.	499	12,400
Highwoods Properties, Inc. REIT[1]	436	11,755
Marcus & Millichap, Inc.	317	10,391
Bank of Hawaii Corp.	136	10,352
NMI Holdings, Inc. — Class A*,1	443	9,024
PennyMac Financial Services, Inc.	189	8,108
Pathward Financial, Inc.	224	7,383
Total Financial		399,141
Energy - 8.6%
Kinder Morgan, Inc.[1]	1,727	28,737
Chevron Corp.[1]	198	28,447
Phillips 66[1]	339	27,364
DT Midstream, Inc.[1]	527	27,346
Antero Midstream Corp.[1]	2,897	26,595
Marathon Petroleum Corp.	265	26,322
HF Sinclair Corp.	440	23,690
Valero Energy Corp.	192	20,515
Exxon Mobil Corp.[1]	221	19,295
Targa Resources Corp.	244	14,723
Equitrans Midstream Corp.	1,617	12,095

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Value
COMMON STOCKS† - 88.1% (continued)
Energy - 8.6% (continued)
Williams Companies, Inc.	400	$11,452
REX American Resources Corp.*	352	9,828
SunCoke Energy, Inc.[1]	1,623	9,430
CVR Energy, Inc.	273	7,912
ONEOK, Inc.	143	7,327
Total Energy		301,078
Utilities - 7.2%
Avista Corp.	696	25,787
Portland General Electric Co.[1]	587	25,511
PPL Corp.[1]	962	24,387
Duke Energy Corp.	259	24,092
WEC Energy Group, Inc.	268	23,967
MGE Energy, Inc.[1]	362	23,758
NiSource, Inc.	941	23,704
UGI Corp.[1]	732	23,665
Chesapeake Utilities Corp.	195	22,501
NorthWestern Corp.[1]	402	19,811
Otter Tail Corp.[1]	246	15,134
Total Utilities		252,317
Technology - 5.7%
SS&C Technologies Holdings, Inc.[1]	640	30,560
Diodes, Inc.*	419	27,197
Texas Instruments, Inc.[1]	170	26,313
Cirrus Logic, Inc.*	313	21,534
Rambus, Inc.*	690	17,540
IPG Photonics Corp.*	144	12,146
NetApp, Inc.	161	9,958
ACI Worldwide, Inc.*,1	474	9,907
Hewlett Packard Enterprise Co.	699	8,374
Fiserv, Inc.*	83	7,766
CSG Systems International, Inc.	142	7,509
Amkor Technology, Inc.	437	7,451
Lumentum Holdings, Inc.*	93	6,377
Synaptics, Inc.*	63	6,238
Total Technology		198,870
Basic Materials - 5.6%
Minerals Technologies, Inc.[1]	542	26,780
Eastman Chemical Co.[1]	339	24,086
Balchem Corp.	188	22,857
Steel Dynamics, Inc.[1]	263	18,660
NewMarket Corp.	54	16,245
LyondellBasell Industries N.V. — Class A	203	15,282
Nucor Corp.[1]	109	11,662
AdvanSix, Inc.	298	9,566
Ingevity Corp.*,1	153	9,276
Huntsman Corp.[1]	372	9,129
American Vanguard Corp.	477	8,920
FMC Corp.	75	7,927
Westlake Corp.	81	7,037
Mercer International, Inc.	564	6,937
Total Basic Materials		194,364
Communications - 5.2%
Verizon Communications, Inc.[1]	736	27,946
T-Mobile US, Inc.*,1	196	26,297
Viavi Solutions, Inc.*,1	1,704	22,237
Meta Platforms, Inc. — Class A*	163	22,116
InterDigital, Inc.[1]	530	21,423
Alphabet, Inc. — Class C*	202	19,422
VeriSign, Inc.*	107	18,586
Gogo, Inc.*	1,055	12,787
Cisco Systems, Inc.	300	12,000
Total Communications		182,814
Consumer, Cyclical - 4.7%
Home Depot, Inc.	100	27,594
Brunswick Corp.[1]	354	23,169
Methode Electronics, Inc.[1]	518	19,244
Allison Transmission Holdings, Inc.	533	17,994
Haverty Furniture Companies, Inc.	720	17,928
Boyd Gaming Corp.[1]	321	15,296
McDonald's Corp.	62	14,306
G-III Apparel Group Ltd.*	929	13,888
GMS, Inc.*	240	9,602
Papa John's International, Inc.	87	6,091
Total Consumer, Cyclical		165,112
Total Common Stocks
(Cost $3,535,219)		3,081,657

MONEY MARKET FUND† - 3.2%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 2.49%[2]	111,627	111,627
Total Money Market Fund
(Cost $111,627)		111,627
Total Investments - 91.3%
(Cost $3,646,846)		$3,193,284
Other Assets & Liabilities, net - 8.7%		304,435
Total Net Assets - 100.0%		$3,497,719

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Centrally Cleared Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	Pay	3.53% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$729,657	$(94,315)
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	3.48% (Federal Funds Rate + 0.40%)	At Maturity	02/01/24	729,655	(94,706)
						$1,459,312	$(189,021)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	2.78% (Federal Funds Rate - 0.30%)	At Maturity	02/01/24	$1,433,339	$290,359
Goldman Sachs International	GS Equity Custom Basket	Receive	2.88% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	1,405,421	286,767
						$2,838,760	$577,126

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Regeneron Pharmaceuticals, Inc.	7	0.69%	$1,022
Vertex Pharmaceuticals, Inc.	11	0.44%	1,006
Bristol-Myers Squibb Co.	121	1.18%	950
Amphastar Pharmaceuticals, Inc.	81	0.31%	713
AbbVie, Inc.	53	0.97%	656
Merck & Company, Inc.	43	0.51%	410
Archer-Daniels-Midland Co.	78	0.86%	294
Eli Lilly & Co.	10	0.44%	127
Globus Medical, Inc. — Class A	28	0.23%	(28)
Varex Imaging Corp.	314	0.91%	(94)
Medtronic plc	27	0.30%	(148)
Hain Celestial Group, Inc.	90	0.21%	(167)
Quest Diagnostics, Inc.	13	0.22%	(172)
Universal Corp.	57	0.36%	(187)
Innoviva, Inc.	247	0.39%	(244)
CVS Health Corp.	58	0.76%	(301)
Altria Group, Inc.	138	0.76%	(332)
Global Payments, Inc.	17	0.25%	(356)
Conagra Brands, Inc.	245	1.10%	(384)
SpartanNash Co.	128	0.51%	(389)
Viatris, Inc.	224	0.26%	(404)
Prestige Consumer Healthcare, Inc.	123	0.84%	(424)
Perdoceo Education Corp.	688	0.97%	(433)
Ingredion, Inc.	55	0.61%	(461)
Reynolds Consumer Products, Inc.	236	0.84%	(483)
Quanex Building Products Corp.	109	0.27%	(499)
United Therapeutics Corp.	26	0.75%	(510)
Johnson & Johnson	51	1.14%	(574)
Post Holdings, Inc.	84	0.94%	(643)
Ironwood Pharmaceuticals, Inc. — Class A	792	1.12%	(646)
John B Sanfilippo & Son, Inc.	105	1.09%	(694)
EVERTEC, Inc.	55	0.24%	(723)
Amgen, Inc.	34	1.05%	(754)
Hologic, Inc.	137	1.21%	(808)
Avery Dennison Corp.	44	0.98%	(847)
Colgate-Palmolive Co.	107	1.03%	(1,172)
Philip Morris International, Inc.	71	0.81%	(1,174)
Sotera Health Co.	152	0.14%	(1,409)
Mondelez International, Inc. — Class A	139	1.04%	(1,421)
Integra LifeSciences Holdings Corp.	117	0.68%	(1,533)
Pilgrim's Pride Corp.	268	0.85%	(1,646)
Vanda Pharmaceuticals, Inc.	325	0.44%	(1,726)
Eagle Pharmaceuticals, Inc.	117	0.42%	(1,909)
Tyson Foods, Inc. — Class A	99	0.89%	(2,209)
USANA Health Sciences, Inc.	114	0.88%	(2,933)
Total Consumer, Non-cyclical			(23,659)
Technology
Rambus, Inc.	164	0.57%	778
CSG Systems International, Inc.	34	0.25%	268
NetApp, Inc.	38	0.32%	(147)
IPG Photonics Corp.	34	0.39%	(165)
Amkor Technology, Inc.	104	0.24%	(182)
Synaptics, Inc.	15	0.20%	(204)
Hewlett Packard Enterprise Co.	167	0.27%	(210)
Fiserv, Inc.	19	0.24%	(223)
Lumentum Holdings, Inc.	22	0.21%	(233)
Diodes, Inc.	100	0.89%	(359)
ACI Worldwide, Inc.	113	0.32%	(699)
Cirrus Logic, Inc.	74	0.70%	(954)
Texas Instruments, Inc.	40	0.85%	(1,138)
SS&C Technologies Holdings, Inc.	153	1.00%	(1,974)
Total Technology			(5,442)
Basic Materials
FMC Corp.	17	0.25%	(49)
NewMarket Corp.	12	0.49%	(81)
Ingevity Corp.	36	0.30%	(86)
Nucor Corp.	26	0.38%	(138)
Westlake Corp.	19	0.23%	(193)
American Vanguard Corp.	114	0.29%	(257)
Steel Dynamics, Inc.	63	0.61%	(398)
Balchem Corp.	44	0.73%	(484)
Mercer International, Inc.	134	0.23%	(508)
Huntsman Corp.	88	0.30%	(660)
AdvanSix, Inc.	71	0.31%	(716)
LyondellBasell Industries N.V. — Class A	48	0.50%	(736)
Eastman Chemical Co.	81	0.79%	(1,835)
Minerals Technologies, Inc.	129	0.87%	(2,126)
Total Basic Materials			(8,267)
Industrial
Dorian LPG Ltd.	157	0.29%	144
EnPro Industries, Inc.	43	0.50%	42
EMCOR Group, Inc.	32	0.51%	(12)
Sanmina Corp.	49	0.31%	(71)
Agilent Technologies, Inc.	12	0.20%	(113)
Lennox International, Inc.	6	0.18%	(128)
Louisiana-Pacific Corp.	39	0.27%	(249)
Snap-on, Inc.	33	0.91%	(253)
TTM Technologies, Inc.	147	0.27%	(273)
Arrow Electronics, Inc.	32	0.40%	(284)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Packaging Corporation of America	17	0.26%	$(349)
Timken Co.	72	0.58%	(363)
AptarGroup, Inc.	54	0.70%	(562)
Vishay Intertechnology, Inc.	323	0.79%	(624)
Energizer Holdings, Inc.	158	0.54%	(653)
Standex International Corp.	87	0.97%	(714)
Insteel Industries, Inc.	64	0.23%	(724)
OSI Systems, Inc.	97	0.96%	(737)
Albany International Corp. — Class A	66	0.71%	(839)
Sonoco Products Co.	114	0.89%	(862)
Knowles Corp.	206	0.34%	(1,075)
Eagle Materials, Inc.	62	0.91%	(1,079)
Barnes Group, Inc.	268	1.06%	(1,316)
Westrock Co.	187	0.79%	(1,753)
Sturm Ruger & Company, Inc.	117	0.81%	(2,050)
Total Industrial			(14,897)
Consumer, Cyclical
Papa John's International, Inc.	20	0.19%	(236)
GMS, Inc.	57	0.31%	(288)
McDonald's Corp.	14	0.44%	(390)
Allison Transmission Holdings, Inc.	127	0.59%	(402)
Home Depot, Inc.	24	0.91%	(458)
Methode Electronics, Inc.	123	0.63%	(575)
Boyd Gaming Corp.	76	0.50%	(592)
Haverty Furniture Companies, Inc.	172	0.59%	(661)
Brunswick Corp.	84	0.75%	(1,064)
G-III Apparel Group Ltd.	221	0.45%	(1,273)
Total Consumer, Cyclical			(5,939)
Communications
T-Mobile US, Inc.	46	0.85%	50
Alphabet, Inc. — Class C	15	0.20%	(132)
Viavi Solutions, Inc.	407	0.73%	(208)
VeriSign, Inc.	25	0.60%	(325)
Cisco Systems, Inc.	71	0.39%	(350)
Meta Platforms, Inc. — Class A	42	0.78%	(922)
Gogo, Inc.	252	0.42%	(1,433)
Verizon Communications, Inc.	175	0.91%	(2,233)
InterDigital, Inc.	126	0.70%	(3,080)
Total Communications			(8,633)
Energy
Equitrans Midstream Corp.	386	0.40%	224
HF Sinclair Corp.	105	0.77%	104
Marathon Petroleum Corp.	63	0.86%	98
REX American Resources Corp.	84	0.32%	(102)
CVR Energy, Inc.	65	0.26%	(176)
Valero Energy Corp.	46	0.67%	(248)
ONEOK, Inc.	34	0.24%	(301)
Phillips 66	81	0.90%	(421)
Williams Companies, Inc.	95	0.37%	(431)
DT Midstream, Inc.	126	0.90%	(445)
Targa Resources Corp.	58	0.48%	(451)
Kinder Morgan, Inc.	412	0.94%	(477)
Exxon Mobil Corp.	52	0.62%	(515)
Chevron Corp.	47	0.93%	(562)
Antero Midstream Corp.	691	0.87%	(628)
SunCoke Energy, Inc.	387	0.31%	(1,019)
Total Energy			(5,350)
Financial
S&T Bancorp, Inc.	286	1.15%	317
NMI Holdings, Inc. — Class A	105	0.29%	203
Everest Re Group Ltd.	11	0.40%	104
Getty Realty Corp.	131	0.48%	69
Associated Banc-Corp.	427	1.18%	20
Bank of Hawaii Corp.	32	0.33%	(52)
PennyMac Financial Services, Inc.	45	0.26%	(203)
Preferred Bank/Los Angeles CA	103	0.92%	(205)
Marcus & Millichap, Inc.	75	0.34%	(310)
Hilltop Holdings, Inc.	119	0.41%	(441)
Renasant Corp.	261	1.12%	(581)
National Bank Holdings Corp. — Class A	164	0.83%	(689)
Pathward Financial, Inc.	53	0.24%	(806)
Central Pacific Financial Corp.	173	0.49%	(1,007)
BankUnited, Inc.	237	1.11%	(1,018)
Highwoods Properties, Inc.	104	0.38%	(1,123)
Stewart Information Services Corp.	76	0.45%	(1,198)
Eagle Bancorp, Inc.	179	1.10%	(1,433)
Global Net Lease, Inc.	603	0.88%	(2,231)
Office Properties Income Trust	335	0.65%	(2,273)
Total Financial			(12,857)
Utilities
Otter Tail Corp.	58	0.49%	(74)
Chesapeake Utilities Corp.	46	0.73%	(220)
Avista Corp.	166	0.84%	(618)
PPL Corp.	229	0.80%	(875)
MGE Energy, Inc.	86	0.77%	(901)
Duke Energy Corp.	61	0.78%	(1,020)
Portland General Electric Co.	140	0.83%	(1,038)
NorthWestern Corp.	96	0.65%	(1,054)
WEC Energy Group, Inc.	64	0.78%	(1,059)
NiSource, Inc.	224	0.77%	(1,151)
UGI Corp.	174	0.77%	(1,652)
Total Utilities			(9,662)
Total MS Equity Long Custom Basket			$(94,706)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

MS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
TransUnion	349	(1.45)%	$11,883
Equifax, Inc.	87	(1.04)%	7,417
ASGN, Inc.	193	(1.22)%	5,875
Viad Corp.	381	(0.84)%	4,941
Verisk Analytics, Inc. — Class A	120	(1.43)%	4,400
CoStar Group, Inc.	155	(0.75)%	2,824
Patterson Companies, Inc.	406	(0.68)%	2,707
ABM Industries, Inc.	456	(1.22)%	2,474
Cintas Corp.	54	(1.46)%	2,079
FTI Consulting, Inc.	34	(0.39)%	750
Driven Brands Holdings, Inc.	521	(1.02)%	484
Quanta Services, Inc.	92	(0.82)%	409
Robert Half International, Inc.	82	(0.44)%	70
Total Consumer, Non-cyclical			46,313
Financial
Signature Bank	96	(1.02)%	9,198
Howard Hughes Corp.	268	(1.04)%	8,439
Welltower, Inc.	331	(1.49)%	7,878
Western Alliance Bancorporation	210	(0.96)%	7,439
Equinix, Inc.	36	(1.43)%	7,391
Sun Communities, Inc.	121	(1.14)%	6,254
Outfront Media, Inc.	667	(0.71)%	6,233
Americold Realty Trust, Inc.	559	(0.96)%	5,803
Invitation Homes, Inc.	682	(1.61)%	5,219
Kite Realty Group Trust	1,161	(1.39)%	5,120
Crown Castle, Inc.	133	(1.34)%	4,971
Rexford Industrial Realty, Inc.	363	(1.32)%	4,835
State Street Corp.	179	(0.76)%	4,788
KKR & Company, Inc. — Class A	338	(1.01)%	4,074
Goldman Sachs Group, Inc.	160	(3.27)%	3,871
Digital Realty Trust, Inc.	147	(1.02)%	3,844
Ares Management Corp. — Class A	216	(0.93)%	3,658
Realty Income Corp.	253	(1.03)%	3,579
Apollo Global Management, Inc.	323	(1.05)%	3,558
Ryman Hospitality Properties, Inc.	221	(1.13)%	3,479
Bank of America Corp.	434	(0.91)%	3,299
BlackRock, Inc. — Class A	26	(1.00)%	3,178
Invesco Ltd.	1,043	(1.00)%	2,939
Iron Mountain, Inc.	453	(1.39)%	2,884
SBA Communications Corp.	54	(1.07)%	2,667
Equitable Holdings, Inc.	770	(1.42)%	2,421
Kennedy-Wilson Holdings, Inc.	329	(0.35)%	2,358
American Tower Corp. — Class A	65	(0.97)%	2,323
Extra Space Storage, Inc.	68	(0.82)%	2,163
First Republic Bank	68	(0.62)%	2,086
SLM Corp.	358	(0.35)%	2,036
Northern Trust Corp.	138	(0.82)%	1,958
Ventas, Inc.	230	(0.64)%	1,954
Independence Realty Trust, Inc.	428	(0.50)%	1,703
Public Storage	34	(0.69)%	1,647
Xenia Hotels & Resorts, Inc.	402	(0.39)%	1,623
Marsh & McLennan Companies, Inc.	99	(1.03)%	1,537
Alexandria Real Estate Equities, Inc.	107	(1.05)%	1,509
Wells Fargo & Co.	332	(0.93)%	1,360
CBRE Group, Inc. — Class A	113	(0.53)%	1,259
Life Storage, Inc.	60	(0.46)%	1,196
Intercontinental Exchange, Inc.	96	(0.61)%	1,089
Progressive Corp.	98	(0.79)%	968
Popular, Inc.	172	(0.86)%	926
Comerica, Inc.	216	(1.07)%	772
Assurant, Inc.	43	(0.44)%	687
Mid-America Apartment Communities, Inc.	32	(0.35)%	457
Allstate Corp.	57	(0.50)%	(3)
Charles Schwab Corp.	159	(0.80)%	(45)
Cullen/Frost Bankers, Inc.	65	(0.60)%	(57)
Arthur J Gallagher & Co.	44	(0.53)%	(427)
LPL Financial Holdings, Inc.	59	(0.90)%	(2,205)
Total Financial			155,893
Consumer, Cyclical
MillerKnoll, Inc.	712	(0.77)%	15,398
American Airlines Group, Inc.	1,015	(0.85)%	5,022
Healthcare Services Group, Inc.	794	(0.67)%	3,886
CarMax, Inc.	84	(0.39)%	2,910
Copart, Inc.	223	(1.66)%	2,706
Genuine Parts Co.	161	(1.68)%	1,933
Hilton Worldwide Holdings, Inc.	74	(0.62)%	1,876
Dana, Inc.	501	(0.40)%	1,535
Live Nation Entertainment, Inc.	96	(0.51)%	1,349
Delta Air Lines, Inc.	365	(0.71)%	1,285
Southwest Airlines Co.	154	(0.33)%	1,261
Lear Corp.	58	(0.48)%	1,050
Tesla, Inc.	17	(0.31)%	706

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Floor & Decor Holdings, Inc. — Class A	103	(0.50)%	$485
WESCO International, Inc.	83	(0.69)%	194
Royal Caribbean Cruises Ltd.	149	(0.39)%	(340)
Las Vegas Sands Corp.	269	(0.70)%	(390)
Total Consumer, Cyclical			40,866
Energy
Patterson-UTI Energy, Inc.	769	(0.63)%	4,093
Helmerich & Payne, Inc.	312	(0.80)%	3,295
Baker Hughes Co.	636	(0.93)%	2,570
Hess Corp.	142	(1.08)%	1,733
NexTier Oilfield Solutions, Inc.	931	(0.48)%	1,241
ChampionX Corp.	356	(0.49)%	650
Liberty Energy, Inc. — Class A	609	(0.54)%	628
Valaris Ltd.	195	(0.67)%	158
Continental Resources, Inc.	105	(0.49)%	135
Schlumberger N.V.	469	(1.17)%	58
Equities Corp.	178	(0.51)%	(1,068)
EOG Resources, Inc.	178	(1.39)%	(1,389)
Total Energy			12,104
Industrial
Stanley Black & Decker, Inc.	148	(0.78)%	5,991
Stericycle, Inc.	131	(0.38)%	4,202
Boeing Co.	108	(0.91)%	4,138
Jacobs Solutions, Inc.	174	(1.32)%	3,480
Old Dominion Freight Line, Inc.	55	(0.95)%	2,504
CSX Corp.	404	(0.75)%	2,234
Waste Management, Inc.	132	(1.48)%	1,739
MSA Safety, Inc.	95	(0.72)%	1,580
Union Pacific Corp.	45	(0.61)%	1,517
Eaton Corporation plc	188	(1.75)%	1,407
CH Robinson Worldwide, Inc.	57	(0.38)%	744
Exponent, Inc.	168	(1.03)%	403
TransDigm Group, Inc.	10	(0.37)%	138
Casella Waste Systems, Inc. — Class A	225	(1.20)%	(3,530)
Total Industrial			26,547
Utilities
Dominion Energy, Inc.	315	(1.52)%	4,447
Public Service Enterprise Group, Inc.	149	(0.58)%	1,362
Total Utilities			5,809
Technology
MSCI, Inc. — Class A	21	(0.62)%	967
Veeva Systems, Inc. — Class A	48	(0.55)%	528
Total Technology			1,495
Communications
Paramount Global — Class B	517	(0.69)%	2,064
Uber Technologies, Inc.	437	(0.81)%	(732)
Total Communications			1,332
Total MS Equity Short Custom Basket			$290,359

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
Regeneron Pharmaceuticals, Inc.	7	0.66%	$1,023
Vertex Pharmaceuticals, Inc.	11	0.44%	1,001
Bristol-Myers Squibb Co.	121	1.18%	952
Amphastar Pharmaceuticals, Inc.	81	0.31%	712
AbbVie, Inc.	53	0.97%	656
Merck & Company, Inc.	43	0.51%	409
Archer-Daniels-Midland Co.	78	0.86%	304
Eli Lilly & Co.	10	0.44%	128
Globus Medical, Inc. — Class A	28	0.23%	(18)
Varex Imaging Corp.	314	0.91%	(70)
Medtronic plc	27	0.30%	(147)
Hain Celestial Group, Inc.	90	0.21%	(162)
Quest Diagnostics, Inc.	13	0.22%	(172)
Universal Corp.	57	0.36%	(189)
Innoviva, Inc.	247	0.39%	(240)
CVS Health Corp.	58	0.76%	(302)
Altria Group, Inc.	138	0.76%	(334)
Global Payments, Inc.	17	0.25%	(356)
Conagra Brands, Inc.	245	1.10%	(382)
SpartanNash Co.	128	0.51%	(383)
Viatris, Inc.	224	0.26%	(409)
Prestige Consumer Healthcare, Inc.	123	0.84%	(426)
Perdoceo Education Corp.	688	0.97%	(441)
Ingredion, Inc.	55	0.61%	(456)
Reynolds Consumer Products, Inc.	236	0.84%	(481)
Quanex Building Products Corp.	109	0.27%	(501)
United Therapeutics Corp.	26	0.75%	(514)
Johnson & Johnson	51	1.14%	(575)
Post Holdings, Inc.	84	0.94%	(591)
Ironwood Pharmaceuticals, Inc. — Class A	792	1.12%	(659)
John B Sanfilippo & Son, Inc.	105	1.09%	(694)
EVERTEC, Inc.	55	0.24%	(726)
Amgen, Inc.	34	1.05%	(753)
Hologic, Inc.	137	1.21%	(803)
Avery Dennison Corp.	44	0.98%	(839)
Colgate-Palmolive Co.	107	1.03%	(1,160)
Philip Morris International, Inc.	71	0.81%	(1,179)
Sotera Health Co.	152	0.14%	(1,401)
Mondelez International, Inc. — Class A	139	1.04%	(1,419)
Integra LifeSciences Holdings Corp.	117	0.68%	(1,553)
Pilgrim's Pride Corp.	268	0.85%	(1,629)
Vanda Pharmaceuticals, Inc.	325	0.44%	(1,730)
Eagle Pharmaceuticals, Inc.	117	0.42%	(1,936)
Tyson Foods, Inc. — Class A	99	0.89%	(2,203)
USANA Health Sciences, Inc.	114	0.88%	(2,945)
Total Consumer, Non-cyclical			(23,593)
Technology
Rambus, Inc.	164	0.57%	776
CSG Systems International, Inc.	34	0.25%	264
NetApp, Inc.	38	0.32%	(148)
IPG Photonics Corp.	34	0.39%	(152)
Amkor Technology, Inc.	104	0.24%	(163)
Synaptics, Inc.	15	0.20%	(196)
Hewlett Packard Enterprise Co.	167	0.27%	(208)
Fiserv, Inc.	19	0.24%	(223)
Lumentum Holdings, Inc.	22	0.21%	(227)
Diodes, Inc.	100	0.89%	(361)
ACI Worldwide, Inc.	113	0.32%	(693)
Cirrus Logic, Inc.	74	0.70%	(973)
Texas Instruments, Inc.	40	0.85%	(1,135)
SS&C Technologies Holdings, Inc.	153	1.00%	(1,957)
Total Technology			(5,396)
Basic Materials
FMC Corp.	17	0.28%	(35)
NewMarket Corp.	12	0.49%	(74)
Ingevity Corp.	36	0.30%	(93)
Nucor Corp.	26	0.38%	(132)
Westlake Corp.	19	0.23%	(180)
American Vanguard Corp.	114	0.29%	(263)
Steel Dynamics, Inc.	63	0.61%	(391)
Balchem Corp.	44	0.73%	(485)
Mercer International, Inc.	134	0.23%	(507)
Huntsman Corp.	88	0.30%	(665)
AdvanSix, Inc.	71	0.31%	(719)
LyondellBasell Industries N.V. — Class A	48	0.50%	(737)
Eastman Chemical Co.	81	0.79%	(1,808)
Minerals Technologies, Inc.	129	0.87%	(2,118)
Total Basic Materials			(8,207)
Industrial
Dorian LPG Ltd.	157	0.29%	141
EnPro Industries, Inc.	43	0.50%	33
EMCOR Group, Inc.	32	0.51%	(8)
Sanmina Corp.	49	0.31%	(55)
Agilent Technologies, Inc.	12	0.20%	(115)
Lennox International, Inc.	6	0.18%	(125)
Louisiana-Pacific Corp.	39	0.27%	(250)
Snap-on, Inc.	33	0.91%	(258)
TTM Technologies, Inc.	147	0.27%	(265)
Arrow Electronics, Inc.	32	0.40%	(277)
Packaging Corporation of America	17	0.26%	(351)
Timken Co.	72	0.58%	(359)
AptarGroup, Inc.	54	0.70%	(566)
Vishay Intertechnology, Inc.	323	0.79%	(629)
Energizer Holdings, Inc.	158	0.54%	(659)
Insteel Industries, Inc.	64	0.23%	(687)
Standex International Corp.	87	0.97%	(727)
OSI Systems, Inc.	97	0.96%	(748)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Albany International Corp. — Class A	66	0.71%	$(844)
Sonoco Products Co.	114	0.89%	(851)
Knowles Corp.	206	0.34%	(1,073)
Eagle Materials, Inc.	62	0.91%	(1,077)
Barnes Group, Inc.	268	1.06%	(1,330)
Westrock Co.	187	0.79%	(1,710)
Sturm Ruger & Company, Inc.	117	0.81%	(2,102)
Total Industrial			(14,892)
Consumer, Cyclical
Papa John's International, Inc.	20	0.19%	(228)
GMS, Inc.	57	0.31%	(279)
McDonald's Corp.	14	0.44%	(392)
Allison Transmission Holdings, Inc.	127	0.59%	(413)
Home Depot, Inc.	24	0.91%	(448)
Methode Electronics, Inc.	123	0.63%	(577)
Boyd Gaming Corp.	76	0.50%	(580)
Haverty Furniture Companies, Inc.	172	0.59%	(663)
Brunswick Corp.	84	0.75%	(1,041)
G-III Apparel Group Ltd.	221	0.45%	(1,281)
Total Consumer, Cyclical			(5,902)
Communications
T-Mobile US, Inc.	46	0.85%	43
Alphabet, Inc. — Class C	15	0.20%	(131)
Viavi Solutions, Inc.	407	0.73%	(208)
VeriSign, Inc.	25	0.60%	(315)
Cisco Systems, Inc.	71	0.39%	(352)
Meta Platforms, Inc. — Class A	42	0.78%	(920)
Gogo, Inc.	252	0.42%	(1,452)
Verizon Communications, Inc.	175	0.91%	(2,236)
InterDigital, Inc.	126	0.70%	(3,091)
Total Communications			(8,662)
Energy
Equitrans Midstream Corp.	386	0.40%	209
HF Sinclair Corp.	105	0.77%	125
Marathon Petroleum Corp.	63	0.86%	105
REX American Resources Corp.	84	0.32%	(87)
CVR Energy, Inc.	65	0.26%	(163)
Valero Energy Corp.	46	0.67%	(238)
ONEOK, Inc.	34	0.24%	(299)
Phillips 66	81	0.90%	(412)
Williams Companies, Inc.	95	0.37%	(428)
DT Midstream, Inc.	126	0.90%	(437)
Targa Resources Corp.	58	0.48%	(457)
Kinder Morgan, Inc.	412	0.94%	(468)
Exxon Mobil Corp.	52	0.62%	(513)
Chevron Corp.	47	0.93%	(554)
Antero Midstream Corp.	691	0.87%	(617)
SunCoke Energy, Inc.	387	0.31%	(1,019)
Total Energy			(5,253)
Financial
S&T Bancorp, Inc.	286	1.15%	316
NMI Holdings, Inc. — Class A	105	0.29%	208
Everest Re Group Ltd.	11	0.40%	102
Getty Realty Corp.	131	0.48%	69
Associated Banc-Corp.	427	1.18%	47
Bank of Hawaii Corp.	32	0.33%	(53)
PennyMac Financial Services, Inc.	45	0.26%	(199)
Preferred Bank/Los Angeles CA	103	0.92%	(206)
Marcus & Millichap, Inc.	75	0.34%	(310)
Hilltop Holdings, Inc.	119	0.41%	(442)
Renasant Corp.	261	1.12%	(584)
National Bank Holdings Corp. — Class A	164	0.83%	(659)
Pathward Financial, Inc.	53	0.24%	(814)
Central Pacific Financial Corp.	173	0.49%	(1,011)
BankUnited, Inc.	237	1.11%	(1,016)
Highwoods Properties, Inc.	104	0.38%	(1,132)
Stewart Information Services Corp.	76	0.45%	(1,199)
Eagle Bancorp, Inc.	179	1.10%	(1,435)
Global Net Lease, Inc.	603	0.88%	(2,222)
Office Properties Income Trust	335	0.65%	(2,270)
Total Financial			(12,810)
Utilities
Otter Tail Corp.	58	0.49%	(77)
Chesapeake Utilities Corp.	46	0.73%	(229)
Avista Corp.	166	0.84%	(618)
PPL Corp.	229	0.80%	(874)
MGE Energy, Inc.	86	0.77%	(903)
Duke Energy Corp.	61	0.78%	(1,012)
Portland General Electric Co.	140	0.83%	(1,027)
WEC Energy Group, Inc.	64	0.78%	(1,046)
NorthWestern Corp.	96	0.65%	(1,056)
NiSource, Inc.	224	0.77%	(1,118)
UGI Corp.	174	0.77%	(1,640)
Total Utilities			(9,600)
Total GS Equity Long Custom Basket			$(94,315)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

GS EQUITY SHORT CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Non-cyclical
TransUnion	349	(1.48)%	$11,829
Equifax, Inc.	87	(1.06)%	7,398
ASGN, Inc.	193	(1.24)%	5,899
Viad Corp.	381	(0.86)%	4,896
Verisk Analytics, Inc. — Class A	120	(1.46)%	4,397
CoStar Group, Inc.	155	(0.77)%	2,819
Patterson Companies, Inc.	406	(0.69)%	2,670
ABM Industries, Inc.	456	(1.24)%	2,474
Cintas Corp.	54	(1.49)%	1,993
FTI Consulting, Inc.	34	(0.40)%	749
Driven Brands Holdings, Inc.	521	(1.04)%	505
Quanta Services, Inc.	92	(0.83)%	424
Robert Half International, Inc.	82	(0.45)%	62
Total Consumer, Non-cyclical			46,115
Financial
Signature Bank	96	(1.04)%	9,185
Howard Hughes Corp.	268	(1.06)%	8,458
Welltower, Inc.	331	(1.51)%	7,887
Western Alliance Bancorporation	210	(0.98)%	7,449
Equinix, Inc.	36	(1.46)%	7,361
Outfront Media, Inc.	667	(0.72)%	6,237
Sun Communities, Inc.	121	(1.17)%	6,231
Americold Realty Trust, Inc.	559	(0.98)%	5,781
Invitation Homes, Inc.	682	(1.64)%	5,223
Kite Realty Group Trust	1,161	(1.42)%	5,136
Crown Castle, Inc.	133	(1.37)%	4,967
Rexford Industrial Realty, Inc.	363	(1.34)%	4,910
State Street Corp.	179	(0.77)%	4,792
KKR & Company, Inc. — Class A	338	(1.03)%	4,102
Digital Realty Trust, Inc.	147	(1.04)%	3,822
Ares Management Corp. — Class A	216	(0.95)%	3,656
Realty Income Corp.	253	(1.05)%	3,619
Apollo Global Management, Inc.	323	(1.07)%	3,568
Ryman Hospitality Properties, Inc.	221	(1.16)%	3,477
Bank of America Corp.	434	(0.93)%	3,313
BlackRock, Inc. — Class A	26	(1.02)%	3,173
Invesco Ltd.	1,043	(1.02)%	2,905
Iron Mountain, Inc.	453	(1.42)%	2,878
SBA Communications Corp.	54	(1.09)%	2,670
Kennedy-Wilson Holdings, Inc.	329	(0.36)%	2,354
American Tower Corp. — Class A	65	(0.99)%	2,330
Equitable Holdings, Inc.	770	(1.44)%	2,318
Extra Space Storage, Inc.	68	(0.84)%	2,142
First Republic Bank	68	(0.63)%	2,080
SLM Corp.	358	(0.36)%	2,050
Northern Trust Corp.	138	(0.84)%	1,959
Ventas, Inc.	230	(0.66)%	1,907
Xenia Hotels & Resorts, Inc.	402	(0.39)%	1,781
Independence Realty Trust, Inc.	428	(0.51)%	1,691
Public Storage	34	(0.71)%	1,642
Marsh & McLennan Companies, Inc.	99	(1.05)%	1,506
Alexandria Real Estate Equities, Inc.	107	(1.07)%	1,443
Wells Fargo & Co.	332	(0.95)%	1,355
Morgan Stanley	240	(1.35)%	1,224
Life Storage, Inc.	60	(0.47)%	1,194
CBRE Group, Inc. — Class A	113	(0.54)%	1,178
Intercontinental Exchange, Inc.	96	(0.62)%	1,081
Progressive Corp.	98	(0.81)%	942
Popular, Inc.	172	(0.88)%	928
Comerica, Inc.	216	(1.09)%	779
Assurant, Inc.	43	(0.44)%	684
Mid-America Apartment Communities, Inc.	32	(0.35)%	458
Allstate Corp.	57	(0.51)%	(14)
Cullen/Frost Bankers, Inc.	65	(0.61)%	(58)
Charles Schwab Corp.	159	(0.81)%	(73)
Arthur J Gallagher & Co.	44	(0.54)%	(409)
LPL Financial Holdings, Inc.	59	(0.92)%	(2,184)
Total Financial			153,088
Consumer, Cyclical
MillerKnoll, Inc.	712	(0.79)%	15,396
American Airlines Group, Inc.	1,015	(0.87)%	5,038
Healthcare Services Group, Inc.	794	(0.68)%	3,930
CarMax, Inc.	84	(0.39)%	2,931
Copart, Inc.	223	(1.69)%	2,546
Genuine Parts Co.	161	(1.71)%	1,890
Hilton Worldwide Holdings, Inc.	74	(0.64)%	1,877
Dana, Inc.	501	(0.41)%	1,563
Live Nation Entertainment, Inc.	96	(0.52)%	1,361
Delta Air Lines, Inc.	365	(0.73)%	1,284
Southwest Airlines Co.	154	(0.34)%	1,261
Lear Corp.	58	(0.49)%	1,017
Tesla, Inc.	17	(0.32)%	706
Floor & Decor Holdings, Inc. — Class A	103	(0.51)%	491
WESCO International, Inc.	83	(0.71)%	229
Royal Caribbean Cruises Ltd.	149	(0.40)%	(347)
Las Vegas Sands Corp.	269	(0.72)%	(384)
Total Consumer, Cyclical			40,789
Energy
Patterson-UTI Energy, Inc.	769	(0.64)%	4,139
Helmerich & Payne, Inc.	312	(0.82)%	3,287
Baker Hughes Co.	636	(0.95)%	2,557
Hess Corp.	142	(1.10)%	1,751
NexTier Oilfield Solutions, Inc.	931	(0.49)%	1,186
ChampionX Corp.	356	(0.50)%	625
Liberty Energy, Inc. — Class A	609	(0.55)%	581
Continental Resources, Inc.	105	(0.50)%	144
Valaris Ltd.	195	(0.68)%	128
Schlumberger N.V.	469	(1.20)%	40
Equities Corp.	178	(0.52)%	(1,090)
EOG Resources, Inc.	178	(1.42)%	(1,476)
Total Energy			11,872
Industrial
Stanley Black & Decker, Inc.	148	(0.79)%	5,975
Stericycle, Inc.	131	(0.39)%	4,199
Boeing Co.	108	(0.93)%	4,107
Jacobs Solutions, Inc.	174	(1.34)%	3,507
Old Dominion Freight Line, Inc.	55	(0.97)%	2,472
CSX Corp.	404	(0.77)%	2,212
Waste Management, Inc.	132	(1.50)%	1,689
MSA Safety, Inc.	95	(0.74)%	1,580
Union Pacific Corp.	45	(0.62)%	1,510

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2022

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Eaton Corporation plc	188	(1.78)%	$1,257
CH Robinson Worldwide, Inc.	57	(0.39)%	723
Exponent, Inc.	168	(1.05)%	395
TransDigm Group, Inc.	10	(0.37)%	139
Casella Waste Systems, Inc. — Class A	225	(1.22)%	(3,535)
Total Industrial			26,230
Utilities
Dominion Energy, Inc.	315	(1.55)%	4,438
Public Service Enterprise Group, Inc.	149	(0.60)%	1,384
Total Utilities			5,822
Technology
MSCI, Inc. — Class A	21	(0.63)%	990
Veeva Systems, Inc. — Class A	48	(0.56)%	517
Total Technology			1,507
Communications
Paramount Global — Class B	517	(0.70)%	2,065
Uber Technologies, Inc.	437	(0.82)%	(721)
Total Communications			1,344
Total GS Equity Short Custom Basket			$286,767

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at September 30, 2022.
[2]	Rate indicated is the 7-day yield as of September 30, 2022.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,081,657	$—	$—	$3,081,657
Money Market Fund	111,627	—	—	111,627
Equity Custom Basket Swap Agreements**	—	577,126	—	577,126
Total Assets	$3,193,284	$577,126	$—	$3,770,410

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$189,021	$—	$189,021

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At September 30, 2022, the Trust consisted of fourteen funds. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Series A (StylePlus ꟷ Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus ꟷ Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus ꟷ Small Growth Series)	Diversified
Series Y (StylePlus ꟷ Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Security Investors, LLC and Guggenheim Partners Investment Management, LLC ("GPIM" or the "Adviser"), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, Designee and consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are generally valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using a pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of other swap agreements entered into by a Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typicallybased upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket of securities) or a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations," which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4– Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$198,989,211	$873,651	$(11,609,196)	$(10,735,545)
Series B (Large Cap Value Series)	175,338,962	33,978,771	(14,224,150)	19,754,621
Series D (World Equity Income Series)	115,143,145	5,431,934	(17,101,685)	(11,669,751)
Series E (Total Return Bond Series)	174,946,985	386,936	(26,897,838)	(26,510,902)
Series F (Floating Rate Strategies Series)	43,546,931	–	(3,077,546)	(3,077,546)
Series J (StylePlus—Mid Growth Series)	147,832,819	311,186	(10,022,048)	(9,710,862)
Series N (Managed Asset Allocation Series)	30,914,420	6,284,646	(3,113,155)	3,171,491
Series O (All Cap Value Series)	78,090,133	14,801,292	(6,992,362)	7,808,930
Series P (High Yield Series)	37,240,124	51,299	(6,654,681)	(6,603,382)
Series Q (Small Cap Value Series)	58,853,314	7,317,812	(7,908,247)	(590,435)
Series V (SMid Cap Value Series)	149,379,693	20,673,649	(18,655,968)	2,017,681
Series X (StylePlus—Small Growth Series)	25,436,224	130,733	(1,710,449)	(1,579,716)
Series Y (StylePlus—Large Growth Series)	38,282,821	359,272	(2,224,479)	(1,865,207)
Series Z (Alpha Opportunity Series)	3,646,846	593,936	(659,393)	(65,457)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2022. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2022, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Higginbotham Insurance Agency, Inc.	11/25/26	$80,786	$2,003
	KKR Core Holding Company LLC	07/15/31	110,000	–
	Lightning A	03/01/37	272,497	–
	Service Logic Acquisition, Inc.	10/29/27	1,299	83
	Thunderbird A	03/01/37	268,314	–
			$732,896	$2,086
Series F (Floating Rate Strategies Series)
	Athenahealth Group, Inc.	02/15/29	$72,464	$7,681
	Aveanna Healthcare LLC	07/17/28	13,336	2,734
	Dermatology Intermediate Holdings III, Inc.	04/02/29	31,824	1,591
	Medical Solutions Parent Holdings, Inc.	11/01/28	69,000	3,450
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	18,519	1,331
	TGP Holdings LLC	06/29/28	6,473	1,404
	VT TopCo, Inc.	08/01/25	15,613	780
			$227,229	$18,971
Series P (High Yield Series)
	Confluent Health LLC	11/30/28	$9,690	$1,211
	Osmosis Holdings Australia II Pty Ltd.	07/31/28	13,889	998
	TGP Holdings LLC	06/29/28	2,184	474
			$25,763	$2,683

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A due 01/20/21[1]	05/09/14	$--	$--
	FKRT
	2.21% due 11/30/58	09/24/21	749,996	713,346
	LSTAR Securities Investment Ltd.
	2021-1 4.36% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[2]	02/04/21	235,331	218,349
	LSTAR Securities Investment Ltd.
	2021-2 4.26% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[2]	03/17/21	186,279	181,765
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,995	483,175
			$2,373,601	$1,596,887
Series P (High Yield Series)
	Mirabela Nickel Ltd.
	due 06/24/19[3]	12/31/13	353,909	19,505
			$353,909	$19,505

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Variable rate security. Rate indicated is the rate effective at September 30, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.